                   MUTUAL OF AMERICA INVESTMENT CORPORATION

Principal Office Located at:
320 Park Avenue, New York, New York 10022


Mutual of America Investment Corporation (the "Investment Company") is a mutual fund. It issues eight series of common stock representing, respectively, the Money Market Fund, the All America Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Equity Index Fund, the Aggressive Equity Fund and the Composite Fund.

Shares of the Funds are sold only to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and The American Life Insurance Company of New York ("American Life"), an indirect, wholly-owned subsidiary of Mutual of America Life, as a funding medium for variable annuity contracts and variable life insurance contracts issued by the companies. Mutual of America Life and American Life are referred to as the "Insurance Companies" and each, an "Insurance Company". The separate accounts of the Insurance Companies are referred to as the "Separate Accounts" and each, a "Separate Account". The variable annuity and variable life insurance contracts issued by the Insurance Companies are referred to as the "Contracts" and each, a "Contract". Each of the Insurance Companies has its principal offices at 320 Park Avenue, New York 10022.

This Prospectus describes in detail the investment objectives and policies of the eight Funds and sets forth information about the Investment Company that you ought to know before investing in the Investment Company. Investments in the Money Market Fund (and in the other Funds of the Investment Company) are neither insured nor guaranteed by the U.S. Government.

A Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission. This Statement of Additional Information is incorporated by reference into this Prospectus and is available at no charge by writing Mutual of America Investment Corporation at the above address. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

-------------------------------------------------------------------------------

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES  AND
 EXCHANGE  COMMISSION NOR  HAS  THE COMMISSION  PASSED UPON  THE ACCURACY  OR
  ADEQUACY  OF THIS  PROSPECTUS.  ANY REPRESENTATION  TO THE  CONTRARY IS  A
   CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

 This Prospectus should be read carefully and retained for further reference.

                              -------------------

                         Prospectus dated May 1, 1998

                              -------------------

                             FINANCIAL HIGHLIGHTS

Income and capital changes per share for a Fund share outstanding throughout each of the ten years during the period ended December 31, 1997, or since the Fund's inception date if in existence less than ten years, and other supplementary data with respect to the Funds are as follows. The information for each of the years in the six year period ended December 31, 1997 has been audited by the Fund's independent auditors, Arthur Andersen LLP. The financial statements of the Investment Company, along with the report of Arthur Andersen LLP thereon, are in the Statement of Additional Information. Information for each of the four prior years in the period ended December 31, 1991 was audited by the Fund's previous auditors, and per share information for these years is presented from the perspective of the Separate Accounts. Effective 1992, the per share information is presented from the perspective of the Funds. Information for periods less than a full year has been annualized except where noted. INFORMATION FOR THE ALL AMERICA FUND REFLECTS THE RESULTS OF THAT FUND PRIOR TO A CHANGE IN ITS INVESTMENT OBJECTIVE AND POLICIES AND THE ADDITION OF SUBADVISERS. SUCH CHANGES WERE EFFECTIVE ON MAY 1, 1994, AT WHICH DATE THE FUND WAS RENAMED THE ALL AMERICA FUND. Further information about the performance of the Funds, including management's discussion of performance, is contained in the Investment Company's annual report to shareholders, which may be obtained without charge by request to the Investment Company.

                                              MONEY MARKET FUND
                         ---------------------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,
                         ---------------------------------------------------------------------
                         1997    1996   1995   1994   1993   1992   1991   1990   1989   1988
                         -----  ------  -----  -----  -----  -----  -----  -----  -----  -----
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $1.19  $ 1.18  $1.19  $1.17  $1.17  $1.18  $1.23  $1.23  $1.22  $1.25
                         -----  ------  -----  -----  -----  -----  -----  -----  -----  -----
Income From Investment
 Operations
 Net Investment Income..   .07     .06    .07    .03    .04    .04    .12    .10    .12    .08
 Net Gains or Losses on
  Securities (both
  realized and
  unrealized)...........   --      --     --     .02    --     --    (.05)   --     --     --
                         -----  ------  -----  -----  -----  -----  -----  -----  -----  -----
   Total From Investment
    Operations..........   .07     .06    .07    .05    .04    .04    .07    .10    .12    .08
                         -----  ------  -----  -----  -----  -----  -----  -----  -----  -----
Less Distributions
 Dividends (from net
  investment income)....  (.08)   (.05)  (.08)  (.03)  (.04)  (.05)  (.12)  (.10)  (.11)  (.11)
                         -----  ------  -----  -----  -----  -----  -----  -----  -----  -----
   Total Distributions..  (.08)   (.05)  (.08)  (.03)  (.04)  (.05)  (.12)  (.10)  (.11)  (.11)
                         -----  ------  -----  -----  -----  -----  -----  -----  -----  -----
NET ASSET VALUE, END OF
 PERIOD................. $1.18  $ 1.19  $1.18  $1.19  $1.17  $1.17  $1.18  $1.23  $1.23  $1.22
                         =====  ======  =====  =====  =====  =====  =====  =====  =====  =====
Total Return(c).........   5.5%    5.3%   5.8%   4.1%   2.9%   3.3%   4.4%   6.8%   7.8%   5.9%
Net Assets, End of
 Period ($ millions).... $  68  $   78  $  73  $  81  $  38  $  39  $  43  $  89  $  81  $   6
Ratio of Expenses to
 Average Net Assets.....   .25%    .25%   .25%   .25%   .26%   .40%   .40%   .40%   .40%   .40%
Ratio of Net Income to
 Average Net Assets.....  5.32%   5.21%  5.66%  4.15%  2.90%  3.33%  5.73%  7.79%  8.90%  6.85%
Portfolio Turnover
 Rate(a)................   N/A     N/A    N/A    N/A    N/A    N/A    N/A    N/A    N/A    N/A

                                                  ALL AMERICA FUND
                          ----------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,
                          ----------------------------------------------------------------------------
                          1997    1996   1995    1994    1993    1992    1991    1990     1989   1988
                          -----  ------  -----  ------   -----  ------  ------  ------   ------  -----
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........  $2.44  $ 2.13  $1.61  $ 1.80   $1.79  $ 1.93  $ 1.70  $ 1.81   $ 1.69  $1.82
                          -----  ------  -----  ------   -----  ------  ------  ------   ------  -----
Income From Investment
 Operations
 Net Investment Income..    .03     .03    .03     .04     .04     .04     .18     .08      .28    .06
 Net Gains or Losses on
  Securities
  (both realized and
  unrealized)...........    .62     .41    .56    (.01)    .18     .03     .23    (.11)     .14    .10
                          -----  ------  -----  ------   -----  ------  ------  ------   ------  -----
 Total From Investment
  Operations............    .65     .44    .59     .03     .22     .07     .41    (.03)     .42    .16
                          -----  ------  -----  ------   -----  ------  ------  ------   ------  -----
Less Distributions
 Dividends (from net
  investment income)....   (.03)   (.03)  (.03)   (.04)   (.04)   (.04)   (.05)   (.06)    (.05)  (.09)
 Distributions (from
  capital gains)........   (.35)   (.10)  (.04)   (.18)   (.17)   (.17)   (.13)   (.02)    (.25)  (.20)
                          -----  ------  -----  ------   -----  ------  ------  ------   ------  -----
 Total Distributions....   (.38)   (.13)  (.07)   (.22)   (.21)   (.21)   (.18)   (.08)    (.30)  (.29)
                          -----  ------  -----  ------   -----  ------  ------  ------   ------  -----
NET ASSET VALUE, END OF
 PERIOD.................  $2.71  $ 2.44  $2.13  $ 1.61   $1.80  $ 1.79  $ 1.93  $ 1.70   $ 1.81  $1.69
                          =====  ======  =====  ======   =====  ======  ======  ======   ======  =====
Total Return(c).........   26.8%   20.7%  36.6%    1.3%*  12.0%    3.2%   22.6%   (3.8)%   24.1%   8.7%
Net Assets, End of Pe-
 riod ($ millions)......  $ 700  $  637  $ 533  $  375   $ 424  $  398  $  434  $  377   $  437  $  40
Ratio of Expenses to
 Average Net Assets.....    .50%    .50%   .50%    .50%    .50%    .50%    .50%    .50%     .50%   .50%
Ratio of Net Income to
 Average Net Assets.....    .98%   1.26%  1.57%   2.11%   1.92%   2.02%   2.49%   3.33%    2.54%  3.07%
Portfolio Turnover
 Rate(a)................  28.64%  28.35% 33.63% 129.80%  93.86% 129.40% 158.35% 108.75%  117.60% 56.94%
Average Commission Rate
 Paid(d)................  .0364  $.0549    --      --      --      --      --      --       --     --

-------
* Reflects the combined data of this Fund and that of its predecessor.

                              FINANCIAL HIGHLIGHTS

                                                         BOND FUND
                          ----------------------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                          ----------------------------------------------------------------------------------
                           1997    1996   1995     1994     1993     1992     1991    1990     1989    1988
                          ------  ------  -----   ------   -------  -------  ------  -------  ------  ------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........  $ 1.38  $ 1.43  $1.27   $ 1.41   $  1.41  $  1.41  $ 1.33  $  1.37  $ 1.27  $ 1.40
                          ------  ------  -----   ------   -------  -------  ------  -------  ------  ------
Income From Investment
 Operations
 Net Investment Income..     .09     .09    .09      .09       .09      .09     .13      .09     --      .09
 Net Gains or Losses on
  Securities
  (both realized and
  unrealized)...........     .06    (.04)   .16     (.14)      .09      .03     .08     (.02)    .16    (.01)
                          ------  ------  -----   ------   -------  -------  ------  -------  ------  ------
 Total From Investment
  Operations............     .15     .05    .25     (.05)      .18      .12     .21      .07     .16     .08
                          ------  ------  -----   ------   -------  -------  ------  -------  ------  ------
Less Distributions
 Dividends (from net in-
  vestment income)......    (.09)   (.09)  (.09)    (.09)     (.09)    (.09)   (.11)    (.11)   (.06)   (.21)
 Distributions (from
  capital gains)........    (.01)   (.01)   --       --       (.09)    (.03)   (.02)     --      --      --
                          ------  ------  -----   ------   -------  -------  ------  -------  ------  ------
 Total Distributions....    (.10)   (.10)  (.09)    (.09)     (.18)    (.12)   (.13)    (.11)   (.06)   (.21)
                          ------  ------  -----   ------   -------  -------  ------  -------  ------  ------
NET ASSET VALUE, END OF
 PERIOD.................  $ 1.43  $ 1.38  $1.43   $ 1.27   $  1.41  $  1.41  $ 1.41  $  1.33  $ 1.37  $ 1.27
                          ======  ======  =====   ======   =======  =======  ======  =======  ======  ======
Total Return(c).........    10.4%    3.5%  19.4%    (3.2%)    13.1%     8.6%   14.0%     3.5%   11.1%    6.2%
Net Assets, End of Pe-
 riod ($ millions)......  $  414  $  329  $ 311   $  249   $   263  $   233  $  187  $   163  $  109  $    5
Ratio of Expenses to
 Average Net Assets.....     .50%    .50%   .50%     .50%      .50%     .50%    .50%     .50%    .50%    .50%
Ratio of Net Income to
 Average Net Assets.....    6.69%   6.70%  6.64%    6.32%     6.30%    6.93%   7.59%    8.57%   8.55%   8.25%
Portfolio Turnover
 Rate(a)................   57.71%  30.14%  41.93%  51.14%   103.16%  112.40%  95.00%  129.02%  47.70%  75.61%

                                    SHORT-TERM                                MID-TERM
                                     BOND FUND                                BOND FUND
                         -------------------------------------   ----------------------------------------
                             YEARS ENDED DECEMBER 31,                 YEARS ENDED DECEMBER 31,
                         -------------------------------------   ----------------------------------------
                          1997   1996    1995   1994    1993(1)   1997    1996     1995   1994     1993(1)
                         ------  -----  ------  -----  -------   ------  -------  ------  -----   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $ 1.03  $1.02  $ 1.00  $1.02  $  1.00   $  .90  $  1.00  $  .91  $ .99   $  1.00
                         ------  -----  ------  -----  -------   ------  -------  ------  -----   -------
Income From Investment
 Operations
 Net Investment Income..    .07    .04     .06    .04      .02      .05      .14     .06    .03       .04
 Net Gains or Losses on
  Securities
  (both realized and
  unrealized)...........   (.01)   .01     .02   (.02)     .02      .01     (.10)    .09   (.07)      .04
                         ------  -----  ------  -----  -------   ------  -------  ------  -----   -------
   Total From Investment
    Operations..........    .06    .05     .08    .02      .04      .06      .04     .15   (.04)      .08
                         ------  -----  ------  -----  -------   ------  -------  ------  -----   -------
 Less Distributions
 Dividends (from net
  investment income)....   (.07)  (.04)   (.06)  (.04)    (.02)    (.06)    (.14)   (.06)  (.04)     (.04)
 Distributions (from
  capital gains)........    --     --      --     --       --       --       --      --     --       (.05)
                         ------  -----  ------  -----  -------   ------  -------  ------  -----   -------
   Total Distributions..   (.07)  (.04)   (.06)  (.04)    (.02)    (.06)    (.14)   (.06)  (.04)     (.09)
                         ------  -----  ------  -----  -------   ------  -------  ------  -----   -------
NET ASSET VALUE, END OF
 PERIOD................. $ 1.02  $1.03  $ 1.02  $1.00  $  1.02   $  .90  $   .90  $ 1.00  $0.91    $ 0.99
                         ======  =====  ======  =====  =======   ======  =======  ======  =====   =======
Total Return(c).........    6.0%   4.9%    7.7%   1.4% (b) 4.6%     7.3%     3.9%   16.3%  (3.7)% (b) 7.3%
Net Assets, End of
 Period ($ millions).... $   15  $  16  $    3  $   2  $     3   $   15  $    13  $   24  $  24   $    19
Ratio of Expenses to
 Average Net Assets.....    .50%   .50%    .50%   .48%     .45%     .50%     .50%    .50%   .50%      .45%
Ratio of Net Income to
 Average Net Assets.....   5.81%  5.42%   4.65%  3.51%    3.09%    5.87%    5.80%   5.73%  4.71%     4.13%
Portfolio Turnover
 Rate(a)................  74.95%  6.68%  16.47%  0.00%  122.37%   12.89%  144.55%  73.72%  7.52%   162.03%

-------
(1) The Fund commenced operations on February 5, 1993.

                             FINANCIAL HIGHLIGHTS

                                   EQUITY INDEX                         AGGRESSIVE
                                       FUND                            EQUITY FUND
                         ------------------------------------   -----------------------------
                                   YEARS ENDED
                                   DECEMBER 31,                  YEARS ENDED DECEMBER 31,
                         ------------------------------------   -----------------------------
                          1997    1996   1995   1994    1993(1) 1997    1996    1995    1994(2)
                         ------  ------  -----  -----  ------   -----  ------  ------  ------
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $ 1.59  $ 1.35  $1.02  $1.04  $ 1.00   $1.47  $ 1.35  $ 1.05  $ 1.00
                         ------  ------  -----  -----  ------   -----  ------  ------  ------
Income From Investment
 Operations
 Net Investment Income..    .03     .03    .02    .03     .02     .01     .01     .01     .01
 Net Gains or Losses on
  Securities
  (both realized and
  unrealized)...........    .50     .27    .36   (.01)    .04     .31     .36     .39     .05
                         ------  ------  -----  -----  ------   -----  ------  ------  ------
   Total From Investment
    Operations..........    .53     .30    .38    .02     .06     .32     .37     .40     .06
                         ------  ------  -----  -----  ------   -----  ------  ------  ------
 Less Distributions
 Dividends (from net
  investment income)....   (.03)   (.03)  (.03)  (.03)   (.02)   (.01)   (.01)   (.01)   (.01)
 Distributions (from
  capital gains)........   (.01)   (.03)  (.02)  (.01)    --     (.17)   (.24)   (.09)    --
                         ------  ------  -----  -----  ------   -----  ------  ------  ------
   Total Distributions..   (.04)   (.06)  (.05)  (.04)   (.02)   (.18)   (.25)   (.10)   (.01)
                         ------  ------  -----  -----  ------   -----  ------  ------  ------
NET ASSET VALUE, END OF
 PERIOD................. $ 2.08  $ 1.59  $1.35  $1.02  $ 1.04   $1.61  $ 1.47  $ 1.35  $ 1.05
                         ======  ======  =====  =====  ======   =====  ======  ======  ======
Total Return(c).........   33.1%   22.7%  36.6%   1.5% (b)6.2%   21.2%   27.1%   38.2% (b)6.0%
Net Assets, End of
 Period ($ millions).... $  237  $  102  $  43  $  26  $   27   $ 287  $  136  $   59  $   27
Ratio of Expenses to
 Average Net Assets.....    .13%    .13%   .13%   .13%    .11%    .85%    .85%    .85%    .56%
Ratio of Net Income to
 Average Net Assets.....   1.86%   2.19%  2.50%  2.67%   2.43%    .33%    .45%    .65%    .70%
Portfolio Turnover
 Rate(a)................  14.17%   5.85% 13.99%  6.59%   1.44%  80.94% 103.68% 116.52%  60.86%
Average Commission Rate
 Paid(d)................ $.0308  $.0388    --     --      --    .0537  $.0591     --      --

-------
(1) The Fund commenced operations on February 5, 1993.
(2) The Fund commenced operations on May 2, 1994.

                                                   COMPOSITE FUND
                         ----------------------------------------------------------------------------
                                              YEAR ENDED DECEMBER 31,
                         ----------------------------------------------------------------------------
                          1997    1996   1995    1994     1993    1992    1991    1990   1989   1988
                         ------  ------  -----  ------   ------  ------  ------  ------  -----  -----
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $ 1.77  $ 1.81  $1.57  $ 1.71   $ 1.59  $ 1.61  $ 1.53  $ 1.63  $1.46  $1.60
                         ------  ------  -----  ------   ------  ------  ------  ------  -----  -----
Income From Investment
 Operations
 Net Investment Income..    .07     .07    .08     .05      .05     .06     .19     .14    .11    .08
 Net Gains or Losses on
  Securities (both
  realized and
  unrealized)...........    .24     .14    .27    (.10)     .22     .03     .09    (.09)   .17    .05
                         ------  ------  -----  ------   ------  ------  ------  ------  -----  -----
   Total From Investment
    Operations..........    .31     .21    .35    (.05)     .27     .09     .28     .05    .28    .13
                         ------  ------  -----  ------   ------  ------  ------  ------  -----  -----
Less Distributions
 Dividends (from net
  investment income)....   (.07)   (.08)  (.08)   (.07)    (.05)   (.06)   (.07)   (.10)  (.08)  (.17)
 Distributions (from
  capital gains)........   (.39)   (.17)  (.03)   (.02)    (.10)   (.05)   (.13)   (.05)  (.03)  (.10)
                         ------  ------  -----  ------   ------  ------  ------  ------  -----  -----
   Total Distributions..   (.46)   (.25)  (.11)   (.09)    (.15)   (.11)   (.20)   (.15)  (.11)  (.27)
                         ------  ------  -----  ------   ------  ------  ------  ------  -----  -----
NET ASSET VALUE, END OF
 PERIOD................. $ 1.62  $ 1.77  $1.81  $ 1.57   $ 1.71  $ 1.59  $ 1.61  $ 1.53  $1.63  $1.46
                         ======  ======  =====  ======   ======  ======  ======  ======  =====  =====
Total Return(c).........   17.7%   11.9%  21.9%   (3.0%)   16.9%    5.9%   16.4%    1.5%  17.2%   7.9%
Net Assets, End of
 Period ($ millions).... $  305  $  283  $ 276  $  233   $  228  $  138  $  111  $   79  $  67  $  51
Ratio of Expenses to
 Average Net Assets.....    .50%    .50%   .50%    .50%     .50%    .50%    .50%    .50%   .50%   .50%
Ratio of Net Income to
 Average Net Assets.....   3.57%   3.63%  4.30%   3.88%    3.48%   4.01%   4.75%   6.20%  5.48%  5.94%
Portfolio Turnover
 Rate(a)................ 104.04%  69.79% 76.84% 113.86%  100.76% 107.69% 134.91% 105.06% 87.32% 50.88%
Average Commission Rate
 Paid(d)................ $.0471  $.0597    --      --       --      --      --      --     --     --

-------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Not annualized.
(c) Total Return information does not reflect separate account charges under contracts that allocate premiums or contributions to the Separate Accounts, which invest in the Funds. Inclusion of separate account charges would reduce Total Return figures.
(d) Average commission rate paid per share of stock is calculated for years beginning after 1995.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
   Financial Highlights....................................................   2
   General Description of the Investment Company...........................   5
   Money Market Fund Yield Information.....................................   5
   Investment Objectives and Policies of the Funds.........................   5
   Investment Advisory Arrangements........................................  13
   The Funds' Expenses.....................................................  15
   Portfolio Transactions..................................................  15
   Purchase of Shares......................................................  15
   Redemption of Shares....................................................  16
   Dividends, Distributions and Taxes......................................  16
   Additional Information..................................................  16

NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE INVESTMENT COMPANY OR MUTUAL OF AMERICA CAPITAL MANAGEMENT CORPORATION. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                 GENERAL DESCRIPTION OF THE INVESTMENT COMPANY

The Investment Company was formed as a Maryland corporation on February 21, 1986. It is a diversified, open-end management company as such terms are defined in the Investment Company Act of 1940 (the "1940 Act"). Its investment adviser is Mutual of America Capital Management Corporation (the "Adviser").

As a "series" type of mutual fund, the Investment Company issues separate classes (or series) of stock, currently consisting of the Money Market Fund, the All America Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Equity Index Fund, the Aggressive Equity Fund and the Composite Fund. The Investment Company's assets and liabilities are split into these Funds ("Funds"). Additional Funds may be established in the future.

The terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies. Mutual of America Life and American Life, through the Separate Accounts, own all of the Investment Company's shares.

                      MONEY MARKET FUND YIELD INFORMATION

Set forth below is the current yield information for the Money Market Fund for the seven-day period ended December 31, 1997, computed to include and exclude realized and unrealized gains and losses. Yields may fluctuate from the amounts shown.

     Annualized Yield:
       Including gains and losses..................................... 5.64%
       Excluding gains and losses..................................... 5.64%
     Average maturity of portfolio at end of period................... 12.7 days

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

INVESTMENT OBJECTIVES
Each Fund of the Investment Company has a different investment objective which it pursues through separate investment policies as described below. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. As used in the following discussion, "market risk" refers to the volatility of the reaction of the price of the security to changes in conditions in the securities markets in general and, with particular reference to debt securities, changes in the overall level of interest rates (prices decline when interest rates rise); "financial risk" refers to the ability of an issuer of a debt security to pay principal and interest on that security and to the earning stability and overall financial soundness of an issuer of an equity security; and "current income volatility" refers to the degree and rapidity with which changes in the overall level of interest rates become reflected in the level of current income of a Fund. The investment objectives of each Fund may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund affected. There can be no assurance that the objectives of any of the Funds will be met. Investments in the Money Market Fund (and in the other Funds of the Investment Company) are neither insured nor guaranteed by the U.S. Government. The investment objectives and policies of each Fund are discussed below.

THE MONEY MARKET FUND
The investment objective of the Money Market Fund is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. The Fund will invest only in money market instruments and other short-term debt securities.

Specifically, the Money Market Fund will invest only in the following kinds of money market instruments, payable in United States dollars: (1) securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities ("government securities"); (2) negotiable certificates of deposit, bank time deposits, bankers' acceptances and other short-term debt obligations of domestic banks and foreign branches of domestic banks and U.S. branches of foreign banks (see "Investment Objectives and Policies of the Funds--Other Portfolio Strategies--Foreign Securities"), which at the time of their most recent annual financial statements show assets in excess of $5 billion; (3) certificates of deposit, time deposits and other short-term debt obligations of domestic savings and loan associations, which at the time of their most recent annual financial statements show assets in excess of $1 billion; (4) repurchase agreements covering government securities, certificates of deposit, commercial paper or bankers' acceptances; (5) commercial paper; (6) variable amount floating rate notes; and (7) debt securities issued by a corporation. These instruments are more fully described in the Statement of Additional Information.

For purposes of the Money Market Fund's investment policy only, "money market instruments and other short-term debt securities" shall mean securities having a remaining maturity of up to 13 months (25 months in the case of government securities). The dollar-weighted average maturity of the securities held by the Money Market Fund will not exceed 90 days.

The Money Market Fund may also enter into transactions in options, futures contracts and options on futures, contracts on United States Treasury securities and Eurodollar deposits. Such transactions and instruments are more fully described below and in the Statement of Additional Information.

All of the securities held by the Money Market Fund will have received (or be of comparable quality to securities which have received), at the time of the purchase, a rating in one of the two highest categories by any two nationally recognized statistical rating agencies and at least 95% of the securities held by the Money Market Fund will have received (or be of comparable quality to securities which have received), at the time of purchase, the highest rating by any two such rating agencies. (The Board of Directors of the Investment Company must approve or ratify the purchase of any security (other than any government security) which has received no rating or which has been rated by only one rating agency.) Securities which are subsequently downgraded below the two highest categories will be disposed of as soon as practicable absent a finding by the Board of Directors that this would not be in the best interests of the Fund.

The Money Market Fund will not invest more than 5% of its total assets in securities of, or subject to puts from, any one issuer (other than government securities and repurchase agreements fully collateralized by government securities) provided that (x) the Fund may invest up to 10% of its total assets in securities issued or guaranteed by a single issuer with respect to which the Fund has an unconditional put and (y) with respect to 25% of its total assets the Fund may, with respect to securities meeting the highest investment criteria, exceed the 5% limit for up to three business days.

The Money Market Fund should be subject to relatively little market or financial risk but a relatively high level of current income volatility.

THE ALL AMERICA FUND
The investment objective of the All America Fund is to outperform the S&P 500 Index by providing a diversified portfolio of Active Assets with diversified management and a broad exposure to the market. At least 65% of the All America Fund's total assets will be invested in equity securities under normal market conditions, and the issuers of at least 80% of the Fund's total assets will be United States corporations or entities.

Indexed Assets. The investment objective for approximately 60% of the assets of the All America Fund (the "Indexed Assets") is to provide investment results that to the extent practical correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index"). The Indexed Assets will be invested in the same manner as the Equity Index Fund. See "The Equity Index Fund" below.

Active Assets. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments. The Active Assets will be invested by three subadvisers (each a "Subadviser", and together the "Subadvisers"), under a subadvisory agreement (each a "Subadvisory Agreement") between the Adviser and each of the Subadvisers, and the Adviser. The Adviser will allocate the Active Assets to maintain, to the extent practicable under current market conditions, approximately equal amounts with the Subadvisers and the Adviser. The Subadvisers are Palley-Needelman Asset Management, Inc. ("Palley-Needelman"), Oak Associates, Ltd. and Fred Alger Management, Inc. ("Alger Management"). See "Investment Advisory Arrangements--The Subadvisers".

The Subadvisers and the Adviser each follow a different approach for the investment of the Active Assets. Palley-Needelman invests its portion of Active Assets generally in stocks that Palley-Needelman considers to be of high quality with lower than average price volatility and low price/earning ratios. Companies generally will have below market debt levels, earnings growth of 10% or more, current yield greater than the average of the S&P 500, and market capitalization of $1 billion or more. No more than 10% of the Palley-Needelman portion may be invested in any one industry and no more than 20% may be invested in American Depositary Receipts ("ADRs"). Oak Associates invests in mid- and large-sized capitalization stocks that have low current income and the potential for significant growth. Oak Associates monitors 400 stocks and at any one time invests its portion of the Fund in approximately 15-25 common stocks without regard for market industry weighting. Alger Management invests in stocks that it considers to be fundamentally sound with the potential for strong growth and for earnings in excess of market expectations. The securities of these companies often are traded in the over-the-counter market. Except during temporary defensive periods, the Alger Management portion of the Fund invests at least 65% of its assets in equity securities of companies that, at the time of the Fund's purchase of the securities, have total market capitalization within the range of capitalization of the companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. The Adviser generally invests in small capitalization stocks that it considers undervalued. Its approach is to identify companies with strong financials, substantial cash flow, conservative accounting, usually low debt-to-equity ratios and average market capitalization generally below $1 billion. Some of the companies whose stocks are purchased by Oak Associates, or by the Adviser for its portion of the Active Assets, may have limited Wall Street coverage and low institutional ownership.

Each of the Subadvisers and the Adviser will seek to achieve the investment objective of the Active Assets by investing in such securities that, based on certain fundamental and/or technical standards of selection, it determines offer attractive opportunities for total return through capital appreciation and, to a lesser degree, income. Assets in the All America Fund will be rebalanced periodically to retain the approximate 60%/40% relationship between Indexed Assets and Active Assets. The Adviser may manage cash allocated to the Active Assets prior to investment in securities by the Subadvisers.

THE EQUITY INDEX FUND
The investment objective of the Equity Index Fund is to provide investment results that to the extent practical correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

The Equity Index Fund will attempt to duplicate the investment results of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation chooses the stocks to be included in the S&P 500 Index solely on a statistical basis. The inclusion of a stock in the S&P 500 Index does not imply an opinion by Standard & Poor's Corporation that the stock is an attractive investment. An investment in the Fund involves risks similar to those of investing in common stocks. The Fund will attempt to be fully invested at all times in the stocks that comprise the S&P 500 Index and at least 80% of the Fund's net assets will be so invested.

The weightings of stocks in the S&P 500 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. Stocks will be selected for the Fund's portfolio in the order of their weightings in the S&P 500 Index beginning with the heaviest weighted stocks. The percentage of the Fund's assets invested in each of the selected stocks will be approximately the same as the percentage the stock represents in the S&P 500 Index.

The Fund will be managed using a computer program to determine which stocks are to be purchased or sold to replicate the S&P 500 Index to the extent feasible. Initially the Fund contemplates executing all transactions through a single broker. From time to time, administrative adjustments may be made in the Fund's portfolio because of changes in the composition of the S&P 500 Index, but such changes should be infrequent.

The Fund believes that the indexing approach described above is an effective method of substantially duplicating percentage changes in the S&P 500 Index. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the S&P 500 Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index. The Fund will invest in stock index futures contracts, options on stock indices, options on stock index future contracts, puts and calls to the extent necessary to attempt to achieve this correlation. The Fund's ability to correlate its performance with the S&P 500 Index, however, may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated by Standard & Poor's Corporation and the timing of purchases and redemptions. In the future, the Board of Directors, subject to the approval of shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks in general.

The Fund's ability to duplicate the performance of the S&P 500 Index also depends to some extent on the size of the Fund's portfolio and the size of cash flows into and out of the Fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the Fund's portfolio to the S&P 500 Index to the maximum practicable extent.

THE BOND FUND, THE SHORT-TERM BOND FUND AND THE MID-TERM BOND FUND
The three Bond Funds (the Bond Fund, the Short-Term Bond Fund and the Mid-Term Bond Fund (sometimes collectively referred to as the "Bond Funds" or singularly as "any" or "each" Bond Fund)) will have the same investment objectives as described below, but will seek to achieve those objectives through different policies representing the average maturity of the securities held in their respective portfolios, as follows:

The Bond Fund will consist of debt securities with average maturities which will vary according to market conditions and the stage of the interest rate cycle.

The Short-Term Bond Fund will consist of debt securities which will produce a portfolio with an average maturity of one to three years.

The Mid-Term Bond Fund will consist of debt securities which will produce a portfolio with an average maturity of three to seven years.

When interest rates go up, the market value of outstanding debt securities declines and vice versa. In recent years the volatility of the market for debt securities has increased significantly and the market value of longer-term obligations has been subject to wide fluctuations, particularly as contrasted with short-term instruments. The Bond Funds may realize income to the extent such realizations are considered advantageous in light of existing market conditions. The annual rate of portfolio turnover of the Bond Funds is not expected to average in excess of 200%. A high level of portfolio turnover will result in an increase in transaction costs and may adversely affect the tax status of the Investment Company. See "Dividends, Distributions and Taxes."

The primary investment objective of the Bond Funds is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of shareholders' capital. The Bond Funds seek to realize these objectives through careful selection and, when appropriate, active trading of bonds and other investments. The Adviser's emphasis generally is on income generation rather than market timing. The assets of the Bond Funds will consist primarily of publicly traded debt securities, such as bonds, notes, debentures and equipment trust certificates. Such securities may carry certain equity features, such as conversion of exchange rights, or warrants for the acquisition of stocks of the same or different issuers, or participations based on revenues, sales or profits.

It is contemplated that at least 80% of each Bond Fund's assets will consist of (a) domestic debt securities that have at the time of purchase a rating of at least Baa3 as determined by Moody's Investors Services, Inc. or BBB- as determined by Standard & Poor's Corporation or equivalent ratings of a similar nationally recognized rating service; (b) securities issued or guaranteed by the United States Government or its agencies or instrumentalities; (c) cash or cash equivalents; and (d) the types of money market instruments in which the Money Market Fund may invest. These instruments should be subject to little financial risk, to moderately high levels of market risk and to moderate current income volatility. The remaining assets of the Bond Funds may be invested in (1) other securities that are unrated or rated lower than Baa3 or BBB-, which are sometimes referred to as high yield/high risk securities, (2) Canadian and other foreign securities and (3) securities issued in foreign markets by domestic issuers or their overseas subsidiaries if guaranteed by the parent. Unrated securities or securities rated lower than Baa3 or BBB- may be subject to greater market and financial risk than higher quality securities, and it is not currently contemplated that more than 5% of any Bond Fund's assets will consist of these securities. The instruments described in this paragraph are more fully described in the Statement of Additional Information.

The market value of fixed-income debt securities is affected by changes in general market interest rates. If interest rates fall, the market value of fixed-income securities tends to rise; however, if interest rates rise, the value of fixed-income securities tends to fall. This market risk affects all fixed income securities, but lower rated and unrated securities may be subject to a greater market risk than higher rated (lower yield) securities.

Lower rated and unrated securities are also generally subject to greater financial risk than higher rated securities. Since lower rated and unrated securities are generally issued by corporations that are not as creditworthy or financially secure as issuers of higher rated securities, there is a greater risk that issuers of lower rated (higher yield) securities will not be able to pay the principal and interest due on such securities, especially during periods of adverse economic conditions. Risk factors related to investments in lower rated and unrated securities are more fully described in the Statement of Additional Information.

Each of the Bond Funds generally will not acquire securities of companies in any one industry if, immediately after giving effect to any such acquisition, more than 25% of the value of its total assets would be invested in such industry. A Fund would, however, invest more than 25% (but not more than 75%) of its assets in the electric, gas and/or telephone utility industries whenever it is determined that the spread between the yields on such industry securities and Treasury notes and/or bonds is historically high and that obligations having comparable maturity, yield and quality of issuers in other industries are not available; provided, however, that in no event will any Bond Fund invest more than 75% of the value of its total assets in all those industries. No one "aspect" of the electric, gas or telephone utility industries will be emphasized.

Investment in companies in these industries involves the risk of unfavorable action, from an investment viewpoint, by their regulatory authorities. Concentration in any or all of such industries may increase the investment risk as a result of adverse circumstances which could affect all companies in a particular industry simultaneously. In addition, debt securities in electric, gas and telephone industries tend to have longer maturities than those of industrial issuers, and unlike industrial debt issues, do not typically require partial repayment of the principal through a sinking fund during the life of the securities. As a result, electric, gas and telephone issues may show more price volatility in periods of changing interest rates than would industrial issues of like quality. The electric, gas and telephone utility industries are subject to extensive government regulation as to rates and services.

The Bond Funds will not directly purchase common stocks. However, a Fund may have up to 10% of the value of its total assets invested in stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto. In addition, the Bond Funds may purchase preferred stocks, but no Bond Fund may invest more than 5% of its total assets in preferred stocks.

The Bond Funds may also enter into transactions in exchange-traded options, futures contracts and options on futures contracts on United States Treasury securities and Government National Mortgage Association ("Ginnie Mae") Securities. To be included in any of the Bond Funds, options and futures must be traded on a domestic exchange.

THE COMPOSITE FUND
The investment objective of the Composite Fund is to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk by means of a diversified portfolio of publicly traded common stocks, publicly traded debt securities and money market instruments. The Fund will seek to achieve long-term growth of its capital and increasing income by investments in common stocks and other equity-type securities and a high level of current income through investments in publicly traded debt securities and money market instruments. It is anticipated that the portion of the assets invested in each type of security will vary, at the Investment Company's discretion, in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant consideration, including the risks associated with each investment medium. No more than 75% of the value of the Fund's assets may be invested in either common stock and other equity-type securities, or in debt securities with a remaining maturity of more than one year. Up to 100% of the Fund's assets may be invested in money market instruments.

The equity securities invested in by the Fund will consist of the types of equity securities in which the Active Assets of the All America Fund may be invested. The publicly traded debt securities will consist of the types of securities in which any Bond Fund may invest. The money market instruments will consist of the types of securities in which the Money Market Fund may invest. The Composite Fund may also engage in the same type of transactions in options, futures contracts and options on futures contracts as the Stock, Bond, Short-Term Bond, Mid-Term Bond and Money Market Funds. The Composite Fund will be subject to varying levels of market and financial risk and current income volatility, depending upon the "mix" of instruments in which the Fund is from time to time invested. The Composite Fund will not invest in debt securities rated below investment grade. Securities which are subsequently downgraded may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so.

THE AGGRESSIVE EQUITY FUND
The Aggressive Equity Fund will be divided by the Adviser into two segments so as to utilize two investment styles.

The investment objective for approximately 50% of the assets of the Fund (the "Aggressive Growth Portfolio") is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales, measured in either dollars or in unit volume. Growth potential is often sought in smaller, less well-known companies in new and emerging areas of the economy, but may also be found in larger companies in mature or declining industries that have been revitalized and hold a strong industry or market position. The Aggressive Growth Portfolio also may make investments based on prospective economic or political changes and may invest in special situations such as corporate restructurings.

The investment objective for the other approximately 50% of the assets of the Fund (the "Aggressive Value Portfolio") is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential. Such companies will generally have one or more of the following attributes: (1) valuable fixed assets, such as complex plant and equipment that has a high replacement cost, real estate with a current value substantially in excess of book value or large reserves of exploitable natural resources; or (2) valuable consumer or commercial franchises, such as well recognized trademarks or product names or potentially valuable transportation routes. The Aggressive Value Portfolio generally invests in small to medium capitalization securities which have low prices in relation to cash flow, profits, sales, book value and real net asset value.

The Fund invests primarily in stocks, but it also may purchase convertible securities and debt obligations that may produce capital appreciation. Securities that meet the Fund's criteria may not be popular during certain market cycles. The Fund can also make substantial temporary investments in investment-grade debt securities when it believes market conditions warrant.

INVESTMENT RESTRICTIONS
The Investment Company has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of the Investment Company's outstanding voting securities (including a majority of the shares of each Fund). None of the Funds will: (1) with respect to at least 75% of the value of its total assets invest more than 5% of its total assets in the securities of any one issuer (including repurchase agreements with any one bank), other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities (see "The Money Market Fund" for more restrictive policies relating to that fund); (2) with respect to at least 75% of the value of its total assets, purchase more than 10% of the outstanding voting securities of an issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities; (3) make an investment in an industry if that investment would make the Fund's holding in that industry exceed 25% of the Fund's total assets except for each of the Bond Funds, which may invest up to 75% of its total assets in the electric, gas and/or telephone utilities industries (other than investments by the Money Market Fund in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, or securities issued or guaranteed by domestic branches of domestic banks and savings and loan associations); or (4) invest more than 10% of its total assets in repurchase agreements or time deposits maturing in more than seven days or in portfolio securities not readily marketable. Investors are referred to the Statement of Additional Information for a complete description of such restrictions and policies.

OTHER PORTFOLIO STRATEGIES

Lending of Securities
A Fund may lend its securities (but not in excess of 30% of its total assets) to brokers, dealers and financial institutions and receive as collateral cash, securities issued or guaranteed by the United States Government or its agencies or instrumentalities, or letters of credit of certain banks selected by the investment adviser, which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. The Fund will continue to receive interest or dividends on the securities lent, and in addition will receive a portion of the income generated by the short-term investment of cash received as collateral, or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Such loans will be terminable by the Fund at any time and will not be made to affiliates of the Fund. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights, such as voting rights or subscription rights. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services or for arranging such loans. Loans of securities will be made only to firms that the Investment Adviser deems creditworthy. As with an extension of credit, however, there are risks of delay in recovery and even loss of rights in the collateral, should the borrower of securities default, become the subject of bankruptcy proceedings or otherwise be unable to fulfill its obligations or fail financially.

Repurchase Agreements
Repurchase Agreements are more fully described in the Statement of Additional Information. If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund would look to the collateral security underlying the sellers' repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund; in such event the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, there is a risk that, if the issuer of the repurchase agreement becomes involved in bankruptcy proceedings, the Fund might be delayed or prevented from liquidating the underlying security or otherwise obtaining it for its own purposes.

Options and Futures
As noted, the Funds may enter into transactions in options, futures contracts and options on futures contracts on the types of instruments identified above. Such transactions will be used for hedging purposes only, and not for speculation, and could include (1) the selling of call option contracts on portfolio securities (covered calls), and the buying of call option contracts on such securities to close out a position acquired through the sale of such options; (2) the buying of put option contracts on securities owned by a Fund, and the selling of put option contracts on securities owned by a Fund to close out a position acquired through the purchase of such options; (3) purchases and sales of futures contracts, and purchases of options on futures contracts, on fixed-income securities; and (4) purchases and sales of futures contracts, and purchases of options on futures contracts, on indexes of securities. If a hedging transaction in any such instrument is successful, a Fund's losses on portfolio securities, or the increased cost of securities to be acquired, should be offset, in whole or part, by corresponding gains on the hedging position. The Funds will only enter into transactions in options, futures and options on futures which are traded on securities or commodities exchanges located in the United States.

A risk in all such transactions is a possible lack of liquidity, which could make it difficult or impossible to close out existing positions and realize gains or limit losses. The liquidity of a secondary market in futures contracts or options on futures contracts may be adversely affected by "daily price fluctuation limits," established by the exchanges on which such instruments are traded, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the limit in a particular contract has been reached, no further trading in such contract may occur beyond such limit, thus preventing the liquidation of positions, and requiring traders to make additional variation margin payments. Market liquidity in options, futures contracts or options on futures contracts may also be adversely affected by trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity.

The Funds are also subject to the risk of imperfect correlation between securities held in their portfolios and the security or securities underlying options, futures contracts or options on futures contracts traded. In the case of options, futures contracts or options on futures based on an index of securities, a Fund's portfolio will not duplicate the composition of the index and, in the case of options, futures contracts and options on futures contracts on fixed income securities, the portfolio securities being hedged may not be the same as the securities underlying such instruments. Consequently, the Funds bear the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

A Fund may sell futures contracts on fixed-income securities in anticipation of a rise in interest rates, which would cause a decline in the value of fixed-income securities held in the Fund's portfolio. Similarly, a Fund may sell stock index futures contracts in anticipation of a general market wide decline which would reduce the value of its portfolio of stocks. In either case, if the expected decrease in the value of portfolio securities occurs, the reduction in net asset value may be offset, in whole or in part, by corresponding gains on the futures position. Conversely, where a Fund projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Fund may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired should be offset, in whole or in part, by gains on the futures position.

A Fund may also, instead of purchasing or selling futures contracts, purchase call or put options on futures contracts in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired. Purchases of options on futures contracts may present less risk in hedging a portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium paid for the option, plus related transaction costs. As in the case of purchases and sales of futures contracts, a Fund may be able to offset declines in the value of portfolio securities, or increases in the cost of securities acquired, through gains realized on its purchases of options on futures.

The Funds may also purchase put options on securities or stock indexes for the same types of hedging purposes. The purchase of a put option on a security or stock index permits a Fund to protect against declines in the value of the underlying security or securities in a manner similar to the sale of futures contracts. The maximum risk assumed by a Fund in purchasing an option is the amount of the premium plus related transaction costs, although this entire amount may be lost.

In addition, the Funds may write call options on portfolio securities or on stock indexes for the purpose of increasing their returns and/or to protect the value of their portfolios. In particular, where a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option, less related transaction costs, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the option may have been written. In contrast, however, if the price of the security underlying the option moves adversely to the Fund's position, the option may be exercised and the Fund will be required to sell the security at a disadvantageous price, resulting in losses which may be only partially offset by the amount of the premium. A call option on a security written by a Fund will be covered through ownership of the security underlying the option or through ownership of an absolute and immediate right to acquire such security upon conversion or exchange of other securities held in its portfolio.

The Funds' hedging transactions and options on futures present certain other risk factors which are described in the Statement of Additional Information.

Zero Coupon Securities and Discount Notes; Redeemable Securities
The Bond Funds may invest in discount notes (having maturities of one year or less) and zero coupon securities, some of which may be U.S. Government agency securities. Discount notes and zero coupon securities do not pay interest, but rather are issued at prices discounted from the principal (par) amount due at maturity. The difference between the issue price and the principal amount due at maturity (or the amount due at the expected redemption date in some cases if the securities are callable) is called "original issue discount". A Fund must accrue original issue discount as income, even if the Fund does not actually receive any payment under the security during the accrual period. The purchase price paid for zero coupon securities at the time of issuance, or upon any subsequent resale, reflects a yield-to-maturity required by the purchaser from the purchase date to the maturity date (or expected redemption date).

Zero coupon securities and discount notes may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes in the economy than comparable securities that pay interest in cash at regular intervals. The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Fund may lose more investment capital if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.

An issuer of debt securities, including zero coupon securities, often has the right after a period of time to redeem (call) securities prior to their stated maturity date, either at a specific date or from time to time. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of the zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, a Fund may be unable to reinvest proceeds in comparable securities with similar yields.

Foreign Securities and ADRs
In addition to investing in domestic securities, the Funds may also invest in securities of foreign issuers (including such securities traded outside the United States). None of the Funds will, however, trade in foreign exchange or invest in securities of foreign issuers, if at the time of acquisition more than 20% of its total assets, taken at market value at the time of investment, would be invested in such securities. Because investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers, the Investment Company will consider these special factors before investing in foreign securities. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments and the difficulty of assessing economic trends in foreign countries. If it should become necessary, the Funds could encounter greater difficulties in involving legal processes abroad than would be encountered in the United States. In addition, transaction costs in foreign securities may be higher. The Investment Company will not invest in foreign securities unless, in its opinion, such investments will meet the standard and objectives of a particular Fund. No Fund may concentrate its investments in any particular foreign country except Canada. Foreign issues guaranteed by domestic corporations are considered to be domestic securities.

ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. ADRs are not subject to the percentage limitations contained in the preceding paragraph.

Mortgage-Backed Securities
The Bond Funds may invest in mortgage-backed securities, some of which are also considered to be U.S. Government securities. These securities represent interests in, or are secured by, pools of mortgage loans and provide holders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off.

Mortgage-backed securities include securities guaranteed by the Government National Mortgage Association ("Ginnie Maes"), securities issued by the Federal National Mortgage Association ("Fannie Maes"), participation certificates issued by the Federal Home Loan Mortgage Corporation ("Freddie Macs") and collateralized mortgage obligations issued by a Government instrumentality or agency ("CMOs"). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government in the case of Ginnie Maes but not for Fannie Maes, Freddie Macs or CMOs.

Unscheduled or early payments on the underlying mortgages may shorten the effective maturities and impact the yield and price of mortgage-backed securities. A decline in interest rates may lead to increased prepayment of the underlying mortgages, and the Funds may have to reinvest proceeds received at lower rates of return. Characteristics of underlying mortgage pools will vary, and it is not possible to predict completely accurately the realized yield or average life of a particular mortgage-backed security because of the principal prepayment feature.

Convertible Securities
Certain Funds may invest in convertible securities, which normally provide a higher yield than the underlying stock but a lower yield than a fixed-income security without the convertibility feature. The price of the convertible security normally will vary to some degree with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. The price of the convertible security also will vary to some degree inversely with interest rates.

INSURANCE LAW RESTRICTIONS
In order for shares of the Investment Company's Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold. Such laws and restrictions as are currently in effect may limit the Funds' investments in foreign securities and in debt or equity securities of certain issuers.

                       INVESTMENT ADVISORY ARRANGEMENTS

THE ADVISER
Subject to the direction and control of the Board of Directors of the Investment Company, Mutual of America Capital Management Corporation, 320 Park Avenue, New York, New York 10022 (the "Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life, manages the investment and reinvestment of the assets of each Fund pursuant to the Investment Advisory Agreement (the "Agreement") between the Investment Company and the Adviser. Prior to November 3, 1993, Mutual of America Life was the investment adviser to the Investment Company; Mutual of America Life's obligations under the Agreement were assumed by the Adviser on that date. The Adviser had total assets under management of approximately $7.6 billion at December 31, 1996.

The Adviser's duties as investment adviser also include research, making recommendations to the Board of Directors of the Investment Company and placing orders for the purchase and sale of securities (see "The Funds' Expenses"). The Adviser is obligated to provide all of the office space, facilities, equipment, material and personnel necessary to perform its duties under the Agreement. Under the Subadvisory Agreements, the Adviser has delegated its investment advisory responsibilities to the Subadvisers and is responsible for providing management services to the respective Funds. See "The Subadvisers" below.

As compensation for its investment advisory services to each of the Funds of the Investment Company, the Adviser will receive a fee calculated as a daily charge at the annual rates of .125% of the value of the net assets in the Equity Index Fund; .25% of the value of the net assets in the Money Market Fund; .50% of the value of the net assets in the All America, Bond, Short-Term Bond, Mid-Term Bond and Composite Funds; and .85% of the value of the net assets in the Aggressive Equity Fund. The Adviser pays the Subadvisers for their investment advisory services. See "The Subadvisers" below. During 1996, the Adviser paid all of the expenses of the Funds other than investment advisory fees, brokerage commissions and portfolio transaction costs. See "The Funds' Expenses."

THE SUBADVISERS
PALLEY-NEEDELMAN, 800 Newport Center Drive, Suite 450, Newport Beach, California 92660, serves as Subadviser for approximately 10% of the assets allocated to the All America Fund. Palley-Needelman is jointly owned by Roger
B. Palley and Chet J. Needelman, both of whom have extensive experience in investment management. It provides investment management services to institutional, corporate and individual clients and other registered investment companies. At December 31, 1997, Palley-Needelman managed approximately $4.8 billion in assets.

OAK ASSOCIATES, 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333, serves as Subadviser for approximately 10% of the assets allocated to the All-America Fund. Oak Associates is an Ohio limited liability company that prior to 1996 was a sole proprietorship of James Dravo Oelschlager doing business as Oak Associates. It provides investment management services for individual and corporate clients, primarily in connection with retirement plans. At December 31, 1997, Oak Associates had assets under management of approximately $6.2 billion.

ALGER MANAGEMENT, 75 Maiden Lane, New York, New York 10038, serves as Subadviser for approximately 10% of the assets allocated to the All America Fund. Alger Management is a wholly-owned subsidiary of Fred Alger & Company, Incorporated, which is owned by Alger Associates, Inc. Fred M. Alger III and David D. Alger are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries. Alger Management provides investment management services to institutional, corporate and individual clients, including other registered management investment companies. At December 31, 1997, Alger Management had approximately $7.7 billion in assets under management.

Under the Subadvisory Agreements, each Subadviser, at its own expense and subject to the supervision of the Adviser and the Board of Directors of the Investment Company, renders investment advisory services and assumes the Adviser's duties including research, making recommendations and regular reports to the Adviser and the Board of Directors of the Investment Company and maintenance of certain records. The Subadvisers are also obligated to provide all of the office space, facilities, equipment, material and personnel necessary to perform their duties under the Subadvisory Agreements. The Adviser, and not the Funds, will pay to the Subadvisers an amount calculated daily at the following annual rates: Palley-Needelman, .30%; Oak Associates,
 .30%; and Alger Management, .45%; of the value of the net assets for which the Subadviser is providing investment advisory services.

PORTFOLIO MANAGERS
Set forth below is information about the person or persons employed by the Adviser or Subadvisers who are primarily responsible for the day-to-day management of the Funds' investments. No information is given for the Money Market Fund, the Equity Index Fund or the Indexed Assets portion of the All America Fund based on the nature of the investments made by those Funds.

ALL AMERICA FUND. The Active Assets of the All America Fund are managed by three Subadvisers and the Adviser:

Chet J. Needelman, Chief Executive Officer and Senior Investment Officer of Palley-Needelman, is responsible for the day-to-day management of the Palley-Needelman portion of the Fund. Mr. Needelman has over 30 years of investment experience as a security analyst, research director and portfolio manager. He has managed funds for foundations, corporations, endowments and mutual funds. He is the co-founder of Palley-Needelman Asset Management and its predecessor company, where he held various positions during the last 24 years. All investment decisions for Palley-Needelman Asset Management are made by an investment committee which includes Mr. Needelman, Mr. Palley and three other senior investment professionals.

James D. Oelschlager is the portfolio manager of the Oak Associates portion of the Fund. Since establishing Oak Associates in 1985, Mr. Oelschlager has served as its portfolio manager. Previously, he served as the Assistant Treasurer of Firestone Tire & Rubber Company, where he was directly responsible for the management of the company's pension assets. Mr. Oelschlager is assisted with portfolio management responsibilities by Donna Barton, trading, Margaret Ballinger, new accounts, and Doug MacKay, equity research. These individuals have combined experience of over seventy years in the investment business and play a key role in the day-to-day management of the firm's portfolios.

David D. Alger, President and Chief Executive Officer of Alger Management, is primarily responsible for the day-to-day management of the Alger Management portion of the Fund. He has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995, and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management.

Frederick M. Gallagher, Senior Vice President of the Adviser since June 1995, is responsible for the investments of the Adviser's portion of the Active Assets of the Fund. Mr. Gallagher's previous position prior to joining the Adviser was as Senior Vice President/Equity Investments at Continental Asset Management Corporation. He has more than 30 years of experience in the investment management business.

BOND FUND, SHORT-TERM BOND FUND AND MID-TERM BOND FUND. For each of the Bond Funds, Andrew L. Heiskell, Executive Vice President of the Adviser, has responsibility for setting the fixed income investment strategy and overseeing the Fund's day-to-day operations. He has been the portfolio manager for the Bond Fund since February 1991 and of the Mid-Term and Short-Term Bond Funds since their inception. Mr. Heiskell has over 25 years of investment experience and joined Mutual of America Life in February of 1991, where he was Senior Vice President until January 1, 1994. Prior to joining Mutual of America Life, Mr Heiskell was employed by M. D. Sass, Inc.

COMPOSITE FUND. Frederick M. Gallagher, Senior Vice President of the Adviser, oversees the day-to-day operations of the Fund. Mr. Gallagher, who joined the Adviser in June 1995 and whose most recent position was as Senior Vice President/Equity Investments at Continental Asset Management Corporation, has more than 30 years of investment experience. Andrew L. Heiskell, Executive Vice President of the Adviser, is responsible for day-to-day operations of the bond portion of the Fund. Mr. Heiskell, who was Senior Vice President of Mutual of America from February 1991 until January 1, 1994 and previous thereto was employed by M.D. Sass, Inc., has over 25 years of investment experience. Mr. Gallagher and Mr. Heiskell are assisted by a team of research analysts who identify and recommend securities that meet the Fund's criteria for purchase or sale and provide quantitative analysis regarding diversification by industry and capitalization.

AGGRESSIVE EQUITY FUND. Frederick M. Gallagher, Senior Vice President of the Adviser, has responsibility for setting the investment strategy and overseeing the day-to-day operations of the Aggressive Value Portfolio and the Aggressive Growth Portfolio of the Aggressive Equity Fund. He is assisted by a team of research analysts who identify and recommend securities that meet each Portfolio's criteria for purchase or sale. Mr. Gallagher, who has more than 30 years of investment experience, joined the Adviser in June 1995, and prior thereto he was Senior Vice President/Equity Investments at Continental Asset Management Corporation.

                              THE FUNDS' EXPENSES

Each Fund is charged with brokers' commissions, transfer taxes and other fees relating to that Fund's portfolio transactions, pursuant to the Investment Advisory Agreement between the Investment Company and the Adviser. In addition, the Fund is responsible for a number of expenses relating to its operations, including: directors' fees and expenses; the fees and expenses of its independent certified public accountants and of its legal counsel; printing and mailing costs of semi-annual reports to shareholders, Proxy Statements, Prospectuses, Prospectus Supplements and Statements of Additional Information; printing of registration statements; bank transaction charges and custodian's fees; proxy solicitors' fees and expenses, SEC filing fees; any federal, state or local income or other taxes; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and directors' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the investment advisory fee paid by the Fund to the Adviser. The Adviser may discontinue making such reimbursements or payments at any time.

                            PORTFOLIO TRANSACTIONS

The Adviser is responsible for decisions to buy and sell securities for the Investment Company as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. In placing orders, it is the policy of the Investment Company to obtain the best price and execution for its contracts.

The Adviser and Subadvisers place orders in connection with the purchase and sale of approved investments with various brokers, including their affiliates. As a general matter, the Adviser and each Subadviser select broker-dealers which, in its best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. They may select broker-dealers which provide them with research services and may cause a Fund to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Brokerage arrangements with affiliates of the Adviser or the Sub-Advisers will be in accordance with the 1940 Act and the rules and regulations promulgated thereunder. No transactions may be effected by a Fund with an affiliate of the Adviser or a Sub-Adviser acting as principal for its own account. When purchasing or selling securities trading on the over-the-counter market, the Adviser and Subadvisers will generally execute the transaction with a broker engaged in making a market for such securities.

                              PURCHASE OF SHARES

The Investment Company is offering shares in the Funds, without sales charge, at present only for purchase by the Insurance Companies for allocation to the Separate Accounts to fund benefits under the Contracts. The Investment Company continuously offers shares at prices equal to the respective per share net asset value of the Funds. Net asset value is determined in the manner set forth below under "Additional Information--Determination of Net Asset Value."

                             REDEMPTION OF SHARES

The Investment Company is required to redeem all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Payment upon redemption of Fund shares is normally made within seven days of receipt of such request (unless redemption is suspended or payment is delayed as permitted in accordance with SEC regulations).

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

The Investment Company has in the past elected the special tax treatment afforded a "regulated investment company" under certain provisions of the Internal Revenue Code (the "Code"). The Investment Company believes it has qualified for such treatment and intends to continue to qualify therefor. If it so qualifies, the Investment Company will not be subject to Federal income tax on that part of its ordinary income and net realized capital gains which it distributes to shareholders, thereby avoiding any Federal income tax liability. Such dividend distributions will be declared and reinvested in additional full and fractional shares of the Fund to which they relate, annually, both in the case of net investment income and in the case of net realized short- or long-term capital gains.

For dividend purposes, the net investment income of each Fund will consist of dividends received and interest accrued by such Fund, plus or minus any amortized discount or premium, less the estimated expenses of such Fund. To qualify for treatment as a regulated investment company, the Investment Company must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock or securities, including foreign securities, and other income derived with respect to the business of investing in stock or securities. In addition, the Investment Company must derive less than 30% of its gross income in each taxable year from the disposition of options, futures and forward contracts or financial investments and foreign currencies, as well as stocks and securities, in each case held for less than three months. For purposes of these tests, gross income is determined without regard to losses from the sale or other disposition of stock or securities. Since the Investment Company has more than one Fund, each Fund will be treated as a separate corporation for Federal income tax purposes. Therefore, the investments and results of each Fund must satisfy the foregoing requirements independently.

Although the Investment Company intends to operate so that it will have no Federal income tax liability, if any such liability is nevertheless incurred, the investment performance of the Investment Company will be adversely affected.

The Investment Company intends to distribute all net realized long- or short-term capital gains, if any, to the shareholders of the Fund or Funds to which such gains are attributable. Realized capital gains and losses of each Fund are computed separately for the purpose of determining capital gain distributions. The net capital gain of one Fund will not be reduced by any net capital losses incurred by the other Funds. Each Fund which has a net capital gain will be entitled to distribute the full amount of that capital gain as a capital gain distribution. Each Fund which has a net capital loss will be entitled to a carryover of that loss which it can apply against its capital gains in future years.

The tax treatment of the Insurance Companies and the Separate Accounts and the tax implications of an investment in any Contract are described in the prospectus or brochure for the Contract.

                            ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE
The net asset value of the shares of each Fund (i.e., the sum of the value of the securities held by that Fund plus any cash or other assets including interest and dividends accrued minus all liabilities including accrued expenses) is determined once daily by the Adviser immediately after the declaration of dividends, if any, and is determined as of the time of the close of trading on the New York Stock Exchange on each day during which such Exchange is open for trading ("Valuation Day"). The net asset value per share of each Fund for any Valuation Period (i.e., the period beginning on the close of business on the preceding Valuation Day and ending on the close of business on the next Valuation Day) is the amount obtained by multiplying the net asset value per share as of the preceding Valuation Period by that Fund's Change Factor (described below) for the period beginning on the close of business on the preceding Valuation Day and ending on the close of business on the next Valuation Day ("Valuation Period").

The Change Factor for each Fund for any Valuation Period is determined as:

  (a) the ratio of (i) the net asset value of the Fund at the end of the current Valuation Period, before any amounts are allocated to or withdrawn from the Fund with respect to that Valuation Period, to (ii) the net asset value of the Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

  (b) 1.00000 plus the component of the annual rate of the Investment Adviser's fee against a Fund's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period (see "Investment Advisory Arrangements").

The value of the assets held in the Investment Company will be determined in the following manner. Investments for which market quotations are readily available are valued at the market value of such investments (except that, as discussed below, money market securities with a remaining maturity of 60 days or less may be valued at amortized cost). An equity security will be valued at the last sale price for such security on the principal exchange on which such security is traded, or at the last bid price on the principal exchange on which such security is traded if such bid price is of a more recent day than the last sale price. For any equity security not traded on an exchange but traded in the over-the-counter market, the value will be the last sale price available, or if no sale, at the latest available bid price. Debt securities will be valued at a composite fair market value, "evaluated bid," which may be the last sale price, by a valuation service selected by the Adviser. Portfolio securities or assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

Money market securities held by the Investment Company with a remaining maturity of 60 days or less will be valued on an amortized cost basis, which approximates market value; provided, however, that if the value determined under the amortized cost method is materially different from the actual market value, then even such short-term money market securities will be valued at market value. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities initially purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter the Investment Company assumes a constant proportionate amortization in value until maturity of any discount or premium. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted.

Portfolio investments underlying options are valued as described above. Stock options written by a Fund are valued at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on that exchange. The Fund's net value will be increased or decreased by the difference between the premiums received on writing options and the costs of liquidating such positions measured by the closing price of the option on the exchange where traded.

When a Fund writes a call option, the amount of the premium is included in the Fund's assets and an amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the call. For example, if the current market value of the call exceeds the premium received, the excess would be unrealized depreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized appreciation. If a call expires or if the Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished. If a call is exercised, the Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.

A premium paid on the purchase of a put will be deducted from a Fund's assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put. For example, if the current market value of the put exceeds the premium paid, the excess would be unrealized appreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation.

Futures contracts, and options thereon, which are traded on commodities exchanges, are valued at their official settlement price as of the close of such commodities exchanges.

DESCRIPTION OF THE INVESTMENT COMPANY'S SHARES
The authorized capital stock of the Investment Company consists of one billion shares of common stock, $.01 par value. The shares of common stock are divided into eight classes of common stock: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund and Aggressive Equity Fund. The Investment Company may establish additional Funds and may allocate its shares either to such new classes or to one or more of the eight existing classes.

All shares of common stock, of whatever class, are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Funds differ. In such a case, the voting is on a Fund-by-Fund basis. Approval or disapproval by the shareholders of one Fund on such a matter would not generally be a prerequisite of approval or disapproval in another Fund. Shareholders in a Fund not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of the Investment Advisory Agreement or a Subadvisory Agreement for the Fund.

The shares of each Fund, when issued, will be fully paid and nonassessable and will have no preference, preemptive, conversion, exchange or similar rights. Shares do not have cumulative voting rights.

Each issued and outstanding share in a Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Accrued liabilities which are not allocable to one or more Funds will generally be allocated among the Funds in proportion to their relative net assets. In the unlikely event that any Fund incurred liabilities in excess of its assets, the other Funds could be liable for such excess.

INDEPENDENT AUDITORS
Arthur Andersen LLP, Certified Public Accountants, have been selected as the independent auditors of the Investment Company for its fiscal year ending December 31, 1998. Arthur Andersen LLP also acts as the independent auditors of the Insurance Companies.

CUSTODIAN
The Chase Manhattan Bank, New York, New York, acts as Custodian of the Investment Company's assets for the Funds.

LEGAL COUNSEL
Shereff, Friedman, Hoffman & Goodman, LLP, New York, New York, has been selected as counsel for the Investment Company, effective May 1, 1998.

YEAR 2000 COMPLIANCE

Many of the services provided to the Investment Company by the Adviser depend on the proper functioning of its computer and computer-based systems, as well as those of its outside service providers. Many computers cannot distinguish the year 2000 from the year 1900, and this inability could potentially have an adverse impact on the handling of securities trades, the payment of interest and dividends, pricing, accounting and other recordkeeping services. The Adviser has performed a comprehensive review of its computer systems and is in the process of modifying or replacing any of its systems that cannot recognize the year 2000. It expects to significantly complete modifications and replacements by the end of 1998 and to perform appropriate systems testing during the 1999 calendar year. The Adviser is in the process of confirming with the Investment Company's outside service providers that their systems will be similarly modified or replaced to address the year 2000 issue. The Adviser anticipates that its computer systems and those of its outside providers will be adapted in time for the year 2000.

REPORTS TO SHAREHOLDERS
The fiscal year of the Investment Company ends on December 31 of each year. The Investment Company will send to its shareholders at least semiannually reports showing the Funds' portfolio securities and other information. An annual report containing financial statements, audited by independent certified public accountants, will be sent to shareholders each year.

INQUIRIES
All inquiries pertaining to the Investment Company's shares should be made in writing to Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022.

ADDITIONAL INFORMATION AVAILABLE
This Prospectus does not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

The Statement of Additional Information, dated May 1, 1998, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

S & P 500 INDEX
The Equity Index Fund and the Indexed Assets of the All America Fund (together, the "Indexed Portfolios") are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Indexed Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Indexed Portfolios particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Investment Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Indexed. S&P has no obligation to take the needs of the Indexed Portfolios or the owners of the Indexed Portfolios into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the calculation of the net asset values of the Indexed Portfolios, nor is S&P a distributor of the Indexed Portfolios. S&P has no obligation or liability in connection with the administration, marketing or trading of the Indexed Portfolios.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE INDEXED PORTFOLIOS, OWNERS OF THE INDEXED PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   320 PARK AVENUE, NEW YORK, NEW YORK 10022
                                 (212) 224-1600

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 1998

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Mutual of America Investment Corporation Prospectus dated May 1, 1998 and retained for future reference.

A copy of the prospectus to which this Statement of Additional Information relates is available at no charge by writing the Mutual of America Investment Corporation at the above address or by calling the telephone number listed above.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION AND HISTORY............................................   2
INVESTMENT POLICIES AND LIMITATIONS........................................   2
INVESTMENT RESTRICTIONS....................................................   6
MANAGEMENT OF THE INVESTMENT COMPANY.......................................   7
INVESTMENT ADVISORY ARRANGEMENTS...........................................   8
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................  10
PURCHASE AND PRICING OF SECURITIES.........................................  11
YIELD AND PERFORMANCE INFORMATION..........................................  12
DESCRIPTION OF CORPORATE BOND RATINGS......................................  14
INDEPENDENT AUDITORS.......................................................  15
LEGAL MATTERS..............................................................  15
CUSTODIAN..................................................................  15
DISTRIBUTION ARRANGEMENTS..................................................  15
FINANCIAL STATEMENTS.......................................................  15

                        GENERAL INFORMATION AND HISTORY

THE INVESTMENT COMPANY
Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). Mutual of America Life and American Life, together, hereinafter are sometimes referred to as the "Insurance Companies" and each, an "Insurance Company". The separate accounts of the Insurance Companies, together, hereinafter are sometimes referred to as the "Separate Accounts" and each, a "Separate Account".

As a "series" type of mutual fund, the Investment Company issues separate classes (or series) of stock, each of which represents a separate Fund of investments. There are currently eight Funds: the Money Market Fund, the All America Fund, the Equity Index Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Composite Fund, and the Aggressive Equity Fund. As stated in the Investment Company's Prospectus, the Investment Company is a successor to Separate Account No. 2 of Mutual of America Life.

The Investment Company's shares are sold only to the Insurance Companies for allocation to the Separate Accounts; thus the Insurance Companies are the only holders of Investment Company shares and control the Investment Company.

                      INVESTMENT POLICIES AND LIMITATIONS

The following supplements the information contained in the Investment Company's Prospectus concerning the investment policies and limitations of its Funds. For information relating to the Funds' investment objectives, see "Investment Objectives and Policies of the Funds", and for information about the Adviser and the Subadvisers, see "Investment Advisory Arrangements" in the Prospectus and in this Statement of Additional Information.

Fixed-income securities which are rated in the lower rating categories of the nationally recognized rating services (Ba or lower by Moody's and BB or lower by Standard & Poor's), or unrated securities of comparable quality, in which the Bond Funds may to a limited extent invest, are commonly known as "junk bonds." Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies, and are frequently issued in corporate restructurings such as mergers and leveraged buy-outs. Such securities are particularly vulnerable to adverse changes in the issuer's industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer's bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders. While the junk bonds in which the Bond Funds may invest normally would not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events would not occur after the Bond Funds purchase a particular security, in which case the Bond Funds may experience losses and incur costs.

Junk bonds tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed-income securities. Like higher-rated fixed-income securities, junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the Bond Funds may receive for any junk bonds to be reduced, or might cause the Bond Funds to experience difficulty in liquidating a portion of its portfolios. Under such conditions, judgment may play a greater role in valuing certain of the Bond Funds' securities than in the case of securities trading in a more liquid market.

While the Funds other than the Bond Funds do not purchase junk bonds, the fixed-income securities they purchase may become junk bonds as a result of impairments of the issuer's credit. In such instances, the Fund holding a junk bond will consider disposing of it if, in management's judgment, it is in the Fund's best interest to do so.

Reference is made to "Investment Objectives and Policies of the Funds" in the Prospectus for a more complete discussion of the investment objectives and policies of the Investment Company. The following is a description of the money market securities the Money Market Fund may invest in as referred to in the "Investment Objectives and Policies of the Funds" section of the Prospectus.

                                     SAI-2

U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years and Treasury bonds generally have a maturity of greater than five years.

Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Student Loan Marketing Association, Maritime Administration, Small Business Administration and the Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, Federal Farm Credit Banks, Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Banks for Cooperatives. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Shares of the Investment Company are not themselves insured or guaranteed by the United States Government or any agency thereof.

Certificates of Deposit. Certificates of deposit are generally short term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at fixed interest rate of which a negotiable certificate is not received.

Bankers' Acceptance. A bankers' acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Variable Amount Floating Rate Notes. Variable floating rate notes are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a weekly basis.

Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. Such issues with between one and two years remaining to maturity tend to have greater liquidity and considerably less market value fluctuations than longer term issues.

REPURCHASE AGREEMENTS
Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than one year) subject to an obligation of the seller to repurchase (and the appropriate Fund to resell) the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuation during such period. Accrued interest on the underlying security will not be included for purposes of valuing a Fund's assets.

Repurchase agreements have the characteristics of loans by a Fund, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement and requires the Fund's seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Funds enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in U.S. Government securities whose creditworthiness has been reviewed and found satisfactory by the management of the Investment Company, and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the Funds may otherwise invest.


                                     SAI-3

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund; in such event the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, there is a risk that, if the issuer of the repurchase agreement becomes involved in bankruptcy proceedings, the Fund might be delayed or prevented from liquidating the underlying security or otherwise obtaining it for its own purposes.

OPTIONS AND FUTURES
As described in the Prospectus, the Funds may enter into transactions in options, futures contracts and options on futures contracts on securities and indexes of securities for hedging purposes only. With respect to options and futures, the Funds may engage in strategies which include buying and selling covered calls and puts and buying and selling call options on groups of securities and on the futures of groups of securities.

A call option is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the call option, the purchaser pays a Fund (the seller) a premium, which the Fund retains whether or not the option is exercised. The seller of the call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period. The selling of a call option will benefit a Fund if, over the option period, the underlying security declines in value or does not appreciate above the aggregate of the exercise price and the premium. However, the Fund risks an "opportunity loss" of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

A Fund may close out a position acquired through selling a call option by buying a call option on the same security with the same exercise price and expiration date as the call option which it had previously sold on that security. Depending on the premium for the call option purchased by the Fund, the Fund will realize a profit or loss on the transaction.

A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option a Fund (the purchaser) pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of the put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid. The risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option's exercise price. In that case the option would expire worthless and the entire premium would be lost.

A Fund may close out a position acquired through buying a put option by selling a put option on the same security with the same exercise price and expiration date as the put option which it had previously bought on the security. Depending on the premium of the put option sold by the Fund, the Fund will realize a profit or loss on the transaction.

In addition to options (both calls and puts) on individual securities, the Funds may purchase and sell options on indexes of securities such as the Standard & Poor's 100 Index, the Standard & Poor's 500 Stock Index and the New York Stock Exchange Composite Index. Options on stock indexes, like options on individuals securities, are traded on national securities exchanges, regulated by the Securities and Exchange Commission such as the Chicago Board Options Exchange, the American Stock Exchange and the New York Stock Exchange. The Funds may sell futures contracts, and purchase options on futures contracts, on the same types of stock indexes. Options, futures contracts and options on futures contracts can be used in anticipation of or in a general market or market sector decline that may adversely affect the market value of a Fund's portfolio of securities. To the extent that a Fund's portfolio of securities changes in value in correlation with a given stock index, hedging transactions in options, futures contracts or options on futures contracts could reduce the risk to the portfolio of a market decline, and, by so doing, provide an alternative to the liquidation of securities' positions in the portfolio with resultant transactions costs. The stock index underlying an option or futures contract assigns weighted values to the stocks involved in the index, and the value of the index fluctuates with changes in the market values of the stocks so included.

A futures contract on fixed income securities requires the seller to deliver, and the purchaser to accept delivery of, a stated quantity of a given type of fixed income security for a fixed price at a specified time in the future. A futures contract or option on a stock index provides for the making and acceptance of a cash settlement equal to the change in value of a hypothetical portfolio of stocks between the time the contract is entered into and the time it is liquidated, times a fixed multiplier. Futures contracts may be traded domestically only on exchanges which have been designated as "contract

                                     SAI-4
markets" by the Commodity Futures Trading Commission ("CFTC"), such as the Chicago Board of Trade. All transactions are settled through the clearing house of the contract market, which acts as the guarantor of the performance of each party to all futures contracts cleared.

An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a "long" position in the underlying futures contract (in the case of a call option on a futures contract), or a "short" position in the underlying futures contract (in the case of a put option on a futures contract), at a fixed price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties are subject to all of the risks associated with the trading of futures contracts, such as payment of margin deposits.

Options on futures contracts are traded on the same contract markets as the underlying futures contracts, subject to the performance guarantee of the contract market clearing house. A futures contract or an option on a futures contract may be closed out prior to maturity or expiration by entering into a liquidating transaction in the same instrument on the contract market on which the original position was established.

Unlike a Fund purchasing or selling a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called maintenance margin, to and from the broker, will be made on a daily or intraday basis as the price of the underlying instrument or stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark to market. For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

Transactions in options, futures contracts and options on futures contracts may increase a Fund's transaction costs and portfolio turnover rate and will be initiated only when consistent with a Fund's investment objectives.

The trading of options, futures contracts and options on futures contracts also involves risks, in addition to those set forth in the Prospectus. For example, the trading of options on futures contracts entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Further, the ability to profit from the purchase of an option and liquidate the underlying futures contract, is subject to the risks of margin payments and the availability of a liquid market. With respect to options and options on futures contracts, the Funds are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. In writing a covered call option on a security or a stock index, the Funds also incur the risk that changes in the value of the instruments used to cover the position will not correlate precisely with changes in the value of the option or underlying the index or instrument.

The exchanges on which options, futures contracts and options on futures contracts are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers).

The opening of a futures position and the writing of an option are transactions which involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Because the Funds will engage in transactions in options, futures contracts and options on futures contracts on securities and indexes of securities for hedging purposes only, any losses incurred in connection with these transactions should, if the hedging strategy is successful, be offset by increases in the value of securities or other assets held by the Funds or decreases in the prices of securities or other assets the Fund intends to acquire. Were a Fund to write options on securities or options on stock indexes for other than hedging purposes, the margin requirements associated with such transactions could expose the Fund to greater risk.

                                     SAI-5

Regulations of the CFTC require that a Fund enter into transactions in futures contracts and options on futures contracts for hedging purposes only or otherwise to limit its initial futures margins and related option premiums paid to an amount not to exceed 5% of the value of the Fund's assets, in order to assure that the Fund is not deemed to be a "commodity pool" and the Investment Company is not a "commodity pool operator" as defined in CFTC regulations.

                            INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies and may not be changed without the approval of a majority of the outstanding voting shares of the affected Fund. None of the Funds will:

1. purchase or sell options or futures except those listed on a domestic exchange;
2. trade in foreign exchange, or invest in securities of foreign issuers if at the time of acquisition more than 20% of its total assets, taken at market value at the time of the investment, would be invested in such securities (see "Foreign Securities");
3. make an investment in order to exercise control of management over a company (either singly or together with other Funds);
4. underwrite the securities of other companies, including purchasing securities that are restricted under the Securities Act of 1933 ("1933 Act") or rules or regulations issued under the 1933 Act (restricted securities cannot be sold publicly until they are registered under the 1933 Act);
5. make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in a short position,
6.  purchase commodities or commodity contracts;
7. with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer (including repurchase agreements with any one bank), other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities (see the caption entitled "The Money Market Fund" in the Prospectus for more restrictive policies relating to that fund);
8. with respect to at least 75% of the value of its total assets, purchase more than 10% of the outstanding voting securities of an issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities;
9. issue senior securities except that each Fund may borrow as described in restriction 13 below (the issuance and sale of options and futures not being considered the issuance of senior securities);
10. make an investment in an industry if that investment would make the Fund's holding in that industry exceed 25% of the Fund's total assets, except for the Bond Fund, the Short-Term Bond Fund and the Mid-Term Bond Fund, each of which may invest up to 75% of its total assets in the electric, gas and/or telephone utilities industries, as described under the caption "Investment Objectives and Policies of the Funds--The Bond Fund, the Short-Term Bond Fund and the Mid-Term Bond Fund" in the Prospectus;
11. purchase real estate or mortgages directly. The All America and Aggressive Equity Funds may, however, buy shares of real estate investment trusts listed on stock exchanges or reported on the National Association of Securities Dealers Automated Quotations ("NASDAQ") system, and the Bond Fund, the Short-Term Bond Fund and the Mid-Term Bond Fund may each buy mortgage-backed debt issues;
12. invest more than 5% of its total assets in the securities of any one registered investment company. A Fund may not own more than 3% of an investment company's outstanding voting securities, and total holdings of investment company securities may not exceed 10% of the value of a Fund's total assets;
13. purchase any security on margin or borrow money, except from banks for temporary purposes, or pledge its assets unless to secure such borrowing. The Funds may borrow money from or pledge their assets to banks in order to transfer funds for various purposes, as required, without interfering with the orderly liquidation of securities in their portfolios, but not for leveraging purposes. Such borrowings may not exceed 5% of the value of a fund's total assets at market value;
14. make loans, except loans of portfolio securities (not exceeding 30% of the value of its total assets at market value), or loans through entry into repurchase agreements (the purchase of publicly traded debt obligations not being considered the making of a loan);
15. invest more than 10% of its total assets in repurchase agreements or time deposits maturing in more than seven days or in portfolio securities not readily marketable; or
16. purchase oil and gas interests, except that the Funds may purchase securities of issuers that invest in oil or gas interests. The Money Market Fund will not purchase equity securities, voting securities, local or state government securities, or corporate debt or other than those types of securities specifically mentioned in its investment objectives.

                                     SAI-6

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation.

                     MANAGEMENT OF THE INVESTMENT COMPANY

DIRECTORS AND OFFICERS
The Directors of the Investment Company consist of six individuals, four of whom are not "interested persons" of the Investment Company as defined in the Investment Company Act of 1940. The Directors of the Investment Company are responsible for the overall supervision of the operations of the Investment Company and perform the various duties imposed on the directors of investment companies by the Investment Company Act of 1940. The Board of directors elects officers of the Investment Company annually.

The Directors and Officers of the Investment Company and their principal employment are as follows:

                             POSITION HELD WITH                  PRINCIPAL OCCUPATIONS
  NAME AND ADDRESS         THE INVESTMENT COMPANY                 DURING PAST 5 YEARS
  ----------------         ----------------------      ------------------------------------------
Dolores J. Morrissey*  Chairman of the Board,          President, Mutual of America Securities
320 Park Avenue        President and Director          Corporation, since August 1996; Executive
New York, NY 10022                                     Vice President and Assistant to the
                                                       President of the Adviser March 1996 to
                                                       December 1996; President and Chief
                                                       Executive Officer of the Adviser from June
                                                       1994 to March 1996; Executive Vice
                                                       President of the Adviser from September
                                                       1993 until June, 1994. Executive Vice
                                                       President of Mutual of America Life until
                                                       January 1994.
Manfred Altstadt*      Senior Executive Vice           Senior Executive Vice President and Chief
320 Park Avenue        President, Chief Financial      Financial Officer since September 1993 and
New York, NY 10022     Officer, Treasurer and Director Director since May 1993 of the Adviser.
                                                       Senior Executive Vice President and Chief
                                                       Financial Officer of Mutual of America
                                                       Life and American Life.
Peter J. Flanagan      Director                        President of The Life Insurance Council of
551 Fifth Avenue                                       New York.
New York, NY 10176
George J. Mertz        Director                        Retired; formerly President and CEO of
Ridgewood, NJ 07450                                    National Industries for the Blind.
James J. Needham       Director                        Business Consultant to corporations on
Bridgehampton, NY                                      financial, planning and regulatory matters
                                                       during the past five years. Formerly
                                                       United States Ambassador to Japan,
                                                       Chairman of the New York Stock Exchange
                                                       and Commissioner of the Securities and
                                                       Exchange Commission.
Howard J. Nolan        Director                        President and C.P.O., United Way of San
P.O. Box 898                                           Antonio and Bexar County.
San Antonio, TX 78293
Stanley M. Lenkowicz   Secretary                       Senior Vice President and Deputy General
320 Park Avenue                                        Counsel of Mutual of America Life since
New York, NY 10022                                     March 1995; prior thereto, Senior Vice
                                                       President and Associate General Counsel.

                                     SAI-7

                          POSITION HELD WITH                  PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS       THE INVESTMENT COMPANY                 DURING PAST 5 YEARS
 ----------------       ----------------------      ------------------------------------------
Patrick A. Burns    Senior Executive Vice President Senior Executive Vice President and
320 Park Avenue     and General Counsel             General Counsel since September 1993 of
New York, NY 10022                                  the Adviser. Senior Executive Vice
                                                    President and General Counsel of Mutual of
                                                    America Life and American Life since
                                                    February 1994. Prior thereto, Executive
                                                    Vice President and General Counsel of
                                                    Mutual of America Life and American Life.

-------
* Mr. Altstadt and Ms. Morrissey are "interested persons" within the meaning of the 1940 Act.

The officers and directors of the Investment Company own none of its outstanding shares. The Investment Company has no Audit Committee.

Pursuant to the terms of the Investment Advisory Agreement described under the caption "Investment Advisory Arrangements", Mutual of America Capital Management Corporation (the "Adviser"), as investment adviser, pays all compensation of officers and employees of the Investment Company as well as the fees of all directors of the Investment Company who are affiliated persons of the Adviser or its affiliates. Set forth below is a table showing compensation paid to the directors during 1997.

                                                    PENSION OR                       TOTAL COMPENSATION FROM
                         AGGREGATE COMPENSATION RETIREMENT BENEFITS ESTIMATED ANNUAL INVESTMENT COMPANY AND
                                  FROM          ACCRUED AS PART OF   BENEFITS UPON       OTHER INVESMENT
    NAME OF DIRECTOR       INVESTMENT COMPANY      FUND EXPENSES       RETIREMENT     COMPANIES IN COMPLEX
    ----------------     ---------------------- ------------------- ---------------- -----------------------
Manfred Altstadt........           None(1)             None               None                  None(1)
Dolores J. Morrissey....           None(1)             None               None                  None(1)
Peter J. Flanagan.......        $14,281(2)             None               None               $14,281(2)
George J. Mertz.........        $16,274(2)             None               None               $16,274(2)
James J. Needham........        $17,003(2)             None               None               $17,003(2)
Howard J. Nolan.........        $14,735(2)             None               None               $14,735(2)

-------
(1) As an employee of the Adviser or its affiliate and as "interested persons" of the Investment Company, Ms. Morrissey and Mr. Altstadt serve as directors of the Investment Company without compensation.
(2) Directors who are not "interested persons" of the Investment Company receive from the Investment Company an annual retainer of $10,000 (previously $5,000) and a fee of $1,000 for each Board or Committee meeting attended. In addition, business travel and accident insurance and life insurance of $75,000 is provided.

                       INVESTMENT ADVISORY ARRANGEMENTS

Investment Adviser. The Investment Company's investment adviser is Mutual of America Capital Management Corporation (the "Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. Prior to November 3, 1993, Mutual of America Life was the investment adviser to the Investment Company, pursuant to an investment advisory agreement between the Investment Company and Mutual of America Life, as investment adviser.

Subject at all times to the supervision and approval of the Investment Company's Board of Directors and except as discussed below under "Subadvisers", the Adviser renders investment advisory services with respect to the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds in a manner consistent with their stated investment policies, objectives and restrictions. In connection therewith, the Adviser advises the Investment Company as to what investments should be purchased and sold and places orders for all such purchases and sales on behalf of the Investment Company. The Adviser is a registered investment adviser.

Advisory Fees. As compensation for its investment advisory services to each of the Funds of the Investment Company, the Adviser will receive a fee calculated as a daily charge at the annual rates of .125% of the value of the net assets in the Equity Index Fund; .25% of the value of the net assets in the Money Market Fund; and .50% of the value of the net assets in the All America, Bond, Short-Term Bond, Mid-Term Bond and Composite Funds; and .85% of the value of the net assets in the Aggressive Equity Fund. The total amount of Investment Advisory fees paid in 1997 by the Investment Company to Mutual of America Life was $9,331,355, of which $199,652 was paid by the Money Market Fund; $3,487,086 was paid by the All America Fund; $1,850,985 was paid by the Bond Fund; $1,464,132 was paid by the Composite Fund; $221,763 was paid by the Equity Index Fund; $78,795 was paid by the Short-Term Bond Fund; $73,392 was paid by the Mid-Term Bond Fund; and $1,955,550 was paid by the Aggressive Equity Fund. The total amount of Investment Advisory fees paid in 1996 by the Investment Company to the Adviser was $7,181,252, of which $152,048 was paid by the Money Market Fund;

                                     SAI-8

$2,924,546 was paid by the All America Fund; $91,790 was paid by the Equity Index Fund; $1,544,608 was paid by the Bond Fund; $56,971 was paid by the Short-Term Bond Fund; $163,102 was paid by the Mid-Term Bond Fund; $1,412,746 was paid by the Composite Fund; and $835,441 was paid by the Aggressive Equity Fund.

Advisory Agreement. The Investment Advisory Agreement (the "Advisory Agreement") was last approved by a majority of the non-interested members of the Investment Company's Board of Directors (the "non-interested directors") on February 23, 1993, and by a majority vote of each Fund's shareholders on April 13, 1993. Pursuant to an assumption agreement dated November 3, 1993, the Adviser assumed the rights and duties of Mutual of America Life under the investment advisory agreement. Supplements to the Advisory Agreement to permit the Adviser to enter into subadvisory agreements for the All America Fund and Aggressive Equity Fund were approved by a majority of the non-interested directors on November 16, 1993. The supplement relating to the All America Fund was approved by a majority vote of the Fund's shareholders on April 14, 1994, and the supplement relating to the Aggressive Equity Fund was approved by a vote of the Fund's shareholders on May 1, 1995.

The Advisory Agreement terminates automatically in the event of its assignment or, with respect to any Fund, upon 60 days' notice given by the Investment Company's Board of Directors, by the Adviser or by majority vote (as defined in the Investment Company Act of 1940 and the rules thereunder) of the Fund's shares. Otherwise, the Advisory Agreement will continue in force with respect to any Fund so long as its continuance is approved at least annually by (i) a majority of the members of the Investment Company's Board of Directors, or
(ii) a majority vote (as defined in the Investment Company Act of 1940 and the rules thereunder) of the Fund's Shareholders; provided that in either event such continuance will also be approved by the vote of a majority of directors who are not interested persons (as defined in the Investment Company Act of 1940).

Under the Advisory Agreement, the Adviser agrees to provide investment management services to the Investment Company. Such services include performing investment research and evaluating pertinent economic, statistical and financial data; consultation with the Investment Company's Board of Directors and furnishing to the Investment Company's Board of Directors recommendations with respect to the overall investment plan; implementation of the overall investment plan, including carrying out decisions to acquire or dispose of investments; management of investments; reporting to the Investment Company's Board of Directors on a regular basis on the implementation of the investment plan and the management of investments; maintaining all required records; making arrangements for the safekeeping of assets; and providing office space facilities, equipment, material and personnel necessary to fulfill its obligations.

The Adviser is responsible for all expenses incurred in performing the investment advisory services, including compensation of officers and payment of office expenses, trading investment and investment management.

Each Fund will pay all other expenses incurred in its operation, including brokers' commissions, transfer taxes and other fees relating to the Fund's portfolio transactions, directors' fees and expenses, fees and expenses of its independent certified public accountants and of its legal counsel, the cost of the printing and mailing of semi-annual reports to shareholders, Proxy Statements, Prospectuses, Prospectus Supplements and Statements of Additional Information, the printing of registration statements, bank transaction charges and custodian's fees, any proxy solicitors' fees and expenses, SEC filing fees, any federal, state or local income or other taxes, any membership fees of the Investment Company Institute and similar organizations, fidelity bond and directors' liability insurance premiums, as well as any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. The Adviser voluntarily reimburses or pays all of the expenses of the Funds other than advisory fees, brokers' commissions, transfer taxes and other fees relating to the Funds' portfolio transactions and paid all such expenses in 1995. The payment of expenses results in an increase to each Fund's yield or total return. The Adviser may discontinue or modify its policy of paying expenses of the Funds at any time.

The Subadvisers. With respect to the management of a portion of the approximately 30% of the assets allocated to the All America Fund (the "Active Assets"), the Adviser engages subadvisory services of three subadvisers-- Palley-Needelman Asset Management, Inc. ("Palley-Needelman"), Oak Associates, Ltd. ("Oak Associates") and Fred Alger Management, Inc. ("Alger Management"), (each a "Subadviser", and together the "Subadvisers"). Each Subadviser is registered as an investment adviser under the Investment Advisers Act of 1940.

Each of the Subadvisers, with respect to the assets for which it acts as subadviser, shall, subject to the supervision of the Adviser and the Board of Directors of the Investment Company, render investment advisory services and assume the obligations including research, making recommendations and regular reports to the Board of Directors of the Investment Company, maintenance of records, and providing all the office space, facilities, equipment, material and personnel necessary to fulfill its obligations under the Subadvisory Agreement.

                                     SAI-9

Subadvisory Fees. Each of the Subadvisory Agreements provides that the Adviser will pay to the Subadviser an amount calculated daily at the following annual rates: Palley-Needelman, .30%; Oak Associates, .30%; and Alger Management,
 .45%; of the value of the net assets for which the Subadviser is providing investment advisory services.

The fees paid to the Subadvisers during 1996 were as follows: Palley-Needelman, $175,250; Oak Associates, $183,308; and Alger Management, $243,662. The fees paid during 1997 by the Adviser to the Subadvisers totalled $711,931, and the amounts to each Subadviser were Palley-Needelman, $208,284; Oak Associates, $208,892; Alger Management, $294,755.

Subadvisory Agreements. The Subadvisory Agreements were approved by a majority of the non-interested directors on February 22, 1994. The Subadvisory Agreements with the Subadvisers for the All America Fund were approved by a majority vote of the Fund's shareholders on April 14, 1994.

Each agreement terminates automatically in the event of its assignment or upon 60 days' notice given by the Investment Company's Board of Directors, by the Adviser or by a majority vote (as defined in the Investment Company Act of 1940 and the rules thereunder) of the related Fund's shares. Otherwise, each Subadvisory Agreement will continue in force so long as its continuance is approved at least annually by (i) a majority of the members of the Investment Company's Board of Directors, or (ii) a majority vote (as defined in the Investment Company Act of 1940 and the rules thereunder) of the All America Fund's shareholders; provided that in either event such continuance will also be approved by the vote of a majority of directors who are not interested persons (as defined in the Investment Company Act of 1940).

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser and each Subadviser are responsible for decisions to buy and sell securities for the Funds of the Investment Company for which they provide services as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. As a general matter, the Adviser and Subadvisers select broker-dealers which, in their best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. The Adviser and Subadvisers may place certain orders with their affiliates, subject to the requirements of the 1940 Act.

During 1997, Mutual of America Securities Corporation, an affiliate of the Adviser, acted as an introducing broker for certain securities transactions. In connection with such activities, Mutual of America Securities Corporation received $64,092, which represented 3.14% of the total brokerage commissions paid by the Investment Company and 3.6% of the aggregate dollars of transactions effected by the Investment Company. In addition, Fred Alger & Co., an affiliate of a Subadviser, received brokerage commissions during 1997. Fred Alger & Co. received $216,495, which represented 10.61% of the total brokerage commissions paid by the Investment Company and 10.03% of the aggregate dollars of transactions effected by the Investment Company. During 1996, Mutual of America Securities Corporation, an affiliate of the Adviser, acted as an introducing broker for certain securities transactions. In connection with such activities, Mutual of America Securities Corporation received $70,708, which represented approximately 5.5% of the total brokerage commissions paid by the Investment Company and approximately 6.25% of the aggregate dollars of transactions effected by the Investment Company. In addition, Fred Alger & Co., an affiliate of a Subadviser, received brokerage commissions during 1996. Fred Alger & Co. received $72,555, which represented approximately 5.7% of the total brokerage commissions paid by the Investment Company and approximately 4.7% of the aggregate dollars of transactions effected by the Investment Company. When purchasing or selling securities trading on the over-the-counter market, the Adviser, and each Subadviser, will generally execute the transaction with a broker engaged in making a market for such securities.

Brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data, and research reports on particular companies and industries are customarily provided by brokerage firms to large investors. In negotiating commissions, consideration is given by the Adviser, and each Subadviser, to the use and value of the data and to the quality of execution provided. The valuation of such data may be judged with reference to a particular order or, alternatively, may be judged in terms of its value to the overall management of the Investment Company.

The Adviser, and each Subadviser, will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available

                                    SAI-10
from brokers not providing such services. The Adviser, and each Subadviser, uses these services in connection with all of its investment activities, and some of the data or services obtained in connection with the execution of transactions for the Investment Company may be used in managing other investment accounts. Conversely, data or services obtained in connection with transactions in other accounts may be used by the Adviser, and each Subadviser, in providing investment advice to the Investment Company. To the extent that the Adviser, and each Subadviser, uses research and statistical data services so obtained, its expenses may be reduced and such data has therefore been and is one of the factors considered by the Adviser, and each Subadviser, in determining its fee for investment advisory services.

At times, transactions for the Investment Company may be executed together with purchases or sales of the same security for other accounts of the Adviser or a Subadviser. When making concurrent transactions for several accounts, an effort is made to allocate executions fairly among them. Transactions of this type are executed only when the Adviser, or a Subadviser, believes it to be in the best interests of the affected Fund(s), as well as any other accounts involved. However, the possibility exists that concurrent executions may work out to the disadvantage of the Fund(s) involved.

PORTFOLIO TURNOVER

Rate of portfolio turnover will not be a limiting factor when management of the Investment Company deems it appropriate to purchase or sell securities for a Fund. The portfolio turnover rate in any year will depend on market conditions.

The Money Market Fund will seek maximum return on its assets by trading to take advantage of short-term market variations. For this reason, and because of the short-term nature of the money market instruments that will be purchased by the Fund, the Money Market Fund will probably have a high annual rate of portfolio turnover that cannot be predicted (although the Money Market Fund may be deemed not to have a calculable turnover rate for reporting purposes because all or most of its portfolio securities are excluded under the method of calculation of turnover rate prescribed by the Securities and Exchange Commission).

The Aggressive Equity Fund and the Active Assets of the All America Fund generally will not hold all of their investments for an extended period.

Since the Equity Index Fund and the Indexed Assets of the All America Fund will each attempt to duplicate the investment results of the S&P 500 Index, it is expected that each will hold investments generally for longer periods.

The Bond Funds may realize short-term gains to the extent such realizations are considered advantageous in light of existing market conditions.

The types and proportions of the Composite Fund's assets are expected to change frequently to reflect prevailing market conditions. Within the Fund, it would be expected that the annual rate of portfolio turnover for the equity securities invested in the Fund would be similar to the annual rate of portfolio turnover of the Aggressive Equity Fund and the Active Assets of the All America Fund, and the annual rate of portfolio turnover for the publicly traded debt securities invested in by the Fund would be similar to the annual rate of portfolio turnover of the Bond Funds.

                      PURCHASE AND PRICING OF SECURITIES

As stated in the Prospectus, the Investment Company will offer and sell its shares at each Fund's per share net asset value, which will be determined in the manner set forth below.

The net asset value of the shares of each Fund (i.e., the sum of the value of the securities held by that Fund plus any cash or other assets including accrued expenses) is determined once daily by the Investment Adviser immediately after the declaration of dividends, if any, and is determined as of the time of the close of trading on the New York Stock Exchange on each day during which such Exchange is open for trading ("Valuation Day"). The net asset value per share of each Fund for any Valuation Period (i.e., the period beginning on the close of business on the preceding Valuation Day and ending on the close of business on the next Valuation Day), is the amount obtained by multiplying the net asset value per share as of the preceding Valuation Period by that Fund's Change Factor (described below) for the period beginning on the close of business on the preceding Valuation Day and ending on the close of business on the next Valuation Day ("Valuation Period").


                                    SAI-11

The Change Factor for each Fund for any Valuation Period is determined as:
  (a) the ratio of (i) the net asset value of the Fund at the end of the current Valuation Period, before any amounts are allocated to or withdrawn from the Fund with respect to that Valuation Period, to (ii) the net asset value of the Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by
  (b) 1.00000 plus the component of the annual rate of the Investment Adviser's fee against a Fund's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period (see "Investment Advisory Arrangements").

The methods used to value the assets of each Fund are set forth in the Prospectus.

                       YIELD AND PERFORMANCE INFORMATION

Performance information is computed separately for each Fund in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there can be no assurance that any historical results will continue.

Yield of the Money Market Fund. The Money Market Fund calculates a seven-day "current yield" (eight days when the seventh prior day has no net asset value because the Investment Company is closed on that day) based on a hypothetical shareholder account containing one share at the beginning of the seven-day period. The return is calculated for the period by determining the net change in the hypothetical account's value for the period, excluding capital changes. The net change is divided by the share value at the beginning of the period to give the base period return. This base period return is then multiplied by 365/7 to annualize the yield figure, which is carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the Money Market Fund are included in the hypothetical account for the beginning of the period but changes during the period are not included in the value for the end of the period. Values also reflect asset charges (for advisory fees) as well as brokerage fees and other expenses.

Current yields will fluctuate daily. Accordingly, yields for any given seven-day period do not necessarily represent future results. It should be remembered that yield depends on the type, quality, maturities and rates of return of the Money Market Fund's investments, among other factors. The Money Market Fund yield does not reflect the cost of insurance and other insurance company separate account charges. It also should not be compared to the yield of money market funds made available to the general public because they may use a different method to calculate yield. In addition, their yields are usually calculated on the basis of a constant one dollar price per share and they pay out earnings and dividends which accrue on a daily basis.

The following is an example of the calculation of the Money Market Fund's yield for the seven-day period ended December 31, 1997. Yields may fluctuate substantially from the example shown.
  1. Value for December 24, 1997
  2. Value for December 31, 1997 (exclusive of capital changes)
  3. Net change equals Line 1 subtracted from Line 2
  4. Base period return equals Line 3 divided by Line 1
  5. Current yield equals Line 4 annualized (multiplied by 365//7/)

Calculation of Total Return and Average Annual Total Return. Total Return with respect to the shares of a Fund is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are reinvested in that Fund's shares immediately rather than paid to the investor in cash. The formula for Total Return with respect to a Fund's shares used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment the number of shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares on the last trading day of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Average Annual Total Return is measured by annualizing Total Return over the period.

                                    SAI-12

Yield of the Bond Funds. Yield of the shares of the Bond Funds will be computed by annualizing net investment income, as determined by the Commission's formula, calculated on a per share basis, for a recent one-month or 30-day period and dividing that amount by the net asset value per share of the Fund on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Yield of the Fund will vary from time to time depending upon market conditions, the composition of the portfolio and operating expenses allocated to the Fund.

Performance Comparisons. Each Fund may from time to time include the Total Return, the Average Annual Total Return and Yield of its shares in advertisements or in information furnished to shareholders. The Money Market Fund may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Any statements of a Fund's performance will also disclose the performance of the respective separate account issuing the Contracts.

Each Fund may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services ("Lipper") as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Fund may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron's, Business Week, CDA Technologies, Inc., Changing Times, Dow Jones Industrial Average, Financial Planning, Financial World, Forbes, Fortune, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Stanger's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of a Fund's shares against certain widely recognized standards or indices for stock and bond market performance.

The All America Fund and Equity Index Fund will be compared to the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index"), which is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include approximately 400 industrial concerns, as well as, financial services, utility and transportation concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Bond Fund will be compared to the Lehman Brothers Government/Corporate Bond Index (the "Lehman Government/Corporate Index"), which is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher ("investment grade") by a nationally recognized statistical rating agency.

The Short-Term Bond Fund will be compared to the Salomon Brothers 1-3 Year Bond Index, and the Mid-Term Bond Fund will be compared to the Salomon Brothers 3-7 Year Bond Index, which are comprised of the portion of the Salomon Brothers Broad Investment-Grade Bond Index ("BIG Index") with the maturity indicated. The BIG Index includes Treasury, Agency, mortgage and corporate securities. It is market-capitalization weighted and includes all fixed-rate bonds with a maturity of one year or longer and a minimum of $50 million amount outstanding at entry which remain in the index until their amount falls below $25 million ($200 million for mortgage securities).

The Aggressive Equity Fund will be compared to the Russell 2000 Index, which is a market capitalization weighted index of the 2000 smallest companies in the Russell 3000 Index. The Russell 2000 companies represent approximately 12% of the Russell 3000 total market capitalization, and the largest company in the Russell 2000 Index has a current market value of approximately $1 billion.

The Composite Fund will be compared to the S&P 500 Index, the Lehman Government/Corporate Index and the 90-day Treasury bill rate.

In reports or other communications to shareholders, the Investment Company may also describe general economic and market conditions affecting the Funds and may compare the performance of the Funds with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by the Adviser or any of the Subadvisers derived from such indices or averages.

                                    SAI-13

                     DESCRIPTION OF CORPORATE BOND RATINGS

Description of Corporate bond ratings of Moody's Investors Services, Inc.:
  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
  Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
  A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
  Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
  B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
  Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
  C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of corporate bond ratings of Standard & Poor's Corporation:
  AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is very strong.
  AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
  BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
  BB--B--CCC--CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
  C--The rating C is reserved for income bonds on which no interest is being paid.
  D--Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                    SAI-14

                             INDEPENDENT AUDITORS

The financial statements included in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                                 LEGAL MATTERS

The legal validity of the shares described in the Prospectus has been passed on by Patrick A. Burns, Esq., Senior Executive Vice President and General Counsel of the Investment Company.

                                   CUSTODIAN

The Custodian of the Investment Company's Fund securities and other assets is The Chase Manhattan Bank, N.A., New York, New York 10019.

                           DISTRIBUTION ARRANGEMENTS

The Investment Company sells its shares on a continuous basis only to the Separate Accounts of the Insurance Companies. Such shares are sold at their respective net asset values and without the imposition of a sales charge.

                             FINANCIAL STATEMENTS

Financial statements of the Investment Corporation for the year ended December 31, 1997 are included as follows:

 President's Message........................................................   1
 Portfolio Management Discussions...........................................   2
 Portfolio of Investments in Securities:
   Money Market Fund........................................................   9
   All America Fund.........................................................  10
   Equity Index Fund........................................................  19
   Bond Fund................................................................  25
   Short-Term Bond Fund.....................................................  28
   Mid-Term Bond Fund.......................................................  30
   Composite Fund...........................................................  32
   Aggressive Equity Fund...................................................  36
 Statement of Assets and Liabilities........................................  39
 Statement of Operations....................................................  40
 Statements of Changes in Net Assets........................................  41
 Financial Highlights.......................................................  43
 Notes to Financial Statements..............................................  49
 Report of Independent Public Accountants...................................  54

                                    SAI-15

                   MUTUAL OF AMERICA INVESTMENT CORPORATION

  We are pleased to report that performance of the funds offered by Mutual of America Investment Corporation for the year ended December 31, 1997 was, overall, quite positive.

  The U.S. economy grew briskly in 1997 fueled by the good profit growth which is anticipated to slow in 1998. The markets responded with another good year buoyed by the lowest unemployment rate in 25 years coupled with low inflation. Strong Corporate earnings and cash flows into the equity market have propelled the S&P 500 up 33.4% for the year. The Dow Jones Industrial Average rose nearly 25% for the same period. In the debt markets, rates have responded to the market pressures with the long treasury average yield at its lowest since 1993.

  For 1998 we expect some disinflation with prices for goods coming down. The market place does not feel any Federal Reserve action will be needed to raise rates and indeed there may be some inclination to lower rates.

               TOTAL RETURNS--TWELVE MONTHS TO DECEMBER 31, 1997

     Money Market Fund................................................... + 5.5%
     All American Fund................................................... +26.8%
     Equity Index Fund................................................... +33.1%
     Bond Fund........................................................... +10.4%
     Short-Term Bond Fund................................................ + 6.0%
     Mid-Term Bond Fund.................................................. + 7.3%
     Composite Fund...................................................... +17.7%
     Aggressive Equity Fund.............................................. +21.2%

  Please note that the above total return performance figures do not reflect the deduction of Separate Account fees and expenses which are imposed by Mutual of America Life Insurance Company and The American Life Insurance Company of New York, respectively.

  On the pages which immediately follow are brief presentations and graphs for each fund (except the Money Market Fund) which illustrate each fund's respective:

  . Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;
  . Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and
  . Historical performance compared with appropriate indexes.

  The portfolios of each fund and financial statements are presented in the pages which then follow.

  Your participation in these funds is appreciated.

                                      Sincerely,

                                      /s/ Dolores J. Morrissey
                                      Dolores J. Morrissey
                                      Chairman of the Board and President,
                                      Mutual of America Investment Corporation

                               MONEY MARKET FUND

  The Money Market Fund returned 5.5% for 1997, comparing favorably to the Salomon Brothers three month Treasury Bill Index return of 5.2%. The current seven day annualized effective yield as of 2/17/98 is 5.74%. As is the case with all past performance reportings, this yield is not necessarily indicative of future actual yields.

                               ALL AMERICA FUND

  The investment objective of approximately 60% of this fund's assets is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's 500 Index. The investment objective of the remaining assets is to achieve a high level of return by means of a diversified portfolio. These assets are actively managed by three sub-advisors and by Mutual of America Capital Management Corporation.

  For the year ended December 31, 1997, the fund's total return of 26.8% was below that of the S&P 500 Index which returned 33.4%. The performance of the fund, in relation to the index was hindered by the overall laggard performance experienced by smaller capitalized companies which comprised approximately half of the actively managed assets of this fund.


                                  LINE GRAPH

                All America Fund        S & P 500 Index
                ----------------        ---------------
12/87                 10,000                 10,000
12/88                 10,991                 11,650
12/89                 13,843                 15,313
12/90                 13,635                 14,823
12/91                 16,964                 19,350
12/92                 17,502                 20,837
12/93                 19,626                 22,919
5/94                  19,231                 22,454
12/94                 19,880                 23,223
12/95                 27,152                 31,950
12/96                 32,779                 39,298
12/97                 41,562                 52,408

* Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94, reflect performance results achieved in accordance with the previous objective of the Stock Fund.

  The line representing the performance return of the All America Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

                               EQUITY INDEX FUND

  For the year ended December 31, 1997, the Equity Index Fund returned 33.1%, which consistent with the objective of this fund, replicated the S&P 500 Index. In recognition of the fund's performance, at year-end, the Morningstar fund rating service increased the fund's rating from four to five stars, its highest rating. The S&P 500 Index, enjoyed another year of broad gains in all major industry groups and sectors.

  Although investors experienced greater volatility during the year due to uncertainty in the economic climate, the fund had a positive return in each of the four quarters of 1997. The major contributors to performance in 1997 were financial stocks, communications companies and healthcare stocks. The sectors which lagged the overall index were basic industry and technology. In a continuation of a prevalent trend, large capitalization companies generally outperformed smaller capitalization companies.

                  Equity Index Fund       S&P 500 Index
                  -----------------       -------------
2/93                   10,000                  10,000
12/93                  10,619                  10,700
12/94                  10,781                  10,839
12/95                  14,729                  14,904
12/96                  18,079                  18,332
12/97                  24,063                  24,447

               Equity Index Fund                 S & P 500
               -----------------                 ---------

                        Total Return                                   Total Return
Period       Growth     ------------            Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $13,310     33.1%      33.1%       1 Year       $13,336     33.4%      33.4%
Since                                           Since
 Inception   $24,063    140.6%      19.6%        Inception   $24,447    144.5%      20.0%

  The line representing the performance return of the Equity Index Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

                                   BOND FUND

  The Bond Fund seeks a high level of return consistent with preservation of capital through investment in publicly traded debt securities. The fund's return was enhanced by a focus on corporate and U.S. Agency issues yielding more than comparable segments of the Lehman Brothers Government/Corporate Bond Index. For 1997, the fund returned 10.4% versus the Index return of 9.8%.


                                  LINE GRAPH

               Bond Fund   Lehman Brothers Gov't/Corp. Bond Index
               ---------   --------------------------------------
12/87           10,000                   10,000
12/88           10,610                   10,758
12/89           11,960                   12,290
12/90           12,561                   13,307
12/91           14,533                   15,454
12/92           15,781                   16,627
12/93           17,873                   18,461
12/94           17,314                   17,816
12/95           20,679                   21,243
12/96           21,400                   21,859
12/97           23,631                   23,993

                Bond Fund                          Lehman Brothers Gov't/Corp. Bond Index
                ---------                          --------------------------------------

                        Total Return                                   Total Return
Period       Growth     ------------            Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $11,042     10.4%      10.4%       1 Year       $10,976      9.8%       9.8%
5 Years      $14,974     49.7%       8.4%       5 Years      $14,430     44.3%       7.6%
10 Years     $23,631    136.3%       9.0%       10 Years     $23,993    139.9%       9.1%

  The line representing the performance return of the Bond Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

                             SHORT-TERM BOND FUND

  The Short-Term Bond Fund maintains an average maturity of between one and three years. Its objectives are to achieve a high total return within this maturity constraint and to maintain principle value. For 1997, the Fund returned 6.0% versus the Salomon Brothers 1-3 year Index return of 6.7%.

                                  LINE GRAPH

                  Short Term Bond Fund   Salomon Brothers 1-3 Year Bond Index
                  --------------------   ------------------------------------
2/93                    10,000                           10,000
12/93                   10,449                           10,448
12/94                   10,600                           10,511
12/95                   11,421                           11,655
12/96                   11,985                           12,257
12/97                   12,705                           13,074

                  Short Term Bond Fund*   Salomon Brothers 1-3 Year Bond Index
                  --------------------    ------------------------------------

                        Total Return                                   Total Return
Period       Growth     ------------            Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $10,601      6.0%       6.0%       1 Year       $10,667      6.7%       6.7%
Since                                           Since
 Inception   $12,705     27.0%       5.0%        Inception   $13,074     30.7%       5.6%

  The line representing the performance return of the Short-Term Bond Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

                              MID-TERM BOND FUND

  The average maturity of this fund will be between three and seven years. The fund attempts to maintain a high average quality relative to its index through the use of a high percentage of U.S. Government and Agency backed securities. For 1997, the fund returned 7.3% versus 8.3% for the Salomon Brothers 3-7 year Index.

                                  LINE GRAPH

                  Mid-Term Bond Fund   Salomon Brothers 3-7 Year Bond Index
                  ------------------   ------------------------------------
2/93                    10,000                         10,000
12/93                   10,727                         10,722
12/94                   10,355                         10,436
12/95                   12,042                         12,197
12/96                   12,510                         12,669
12/97                   13,429                         13,717

                  Mid-Term Bond Fund   Salomon Brothers 3-7 Year Bond Index
                  ------------------   ------------------------------------

                        Total Return                                   Total Return
Period       Growth     ------------            Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $10,734      7.3%       7.3%       1 Year       $10,827      8.3%       8.3%
Since                                           Since
 Inception   $13,429     34.3%       6.2%        Inception   $13,717     37.2%       6.7%

  The line representing the performance return of the Mid-Term Bond Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

                                COMPOSITE FUND

  For the year ended December 31, 1997, the Composite Fund returned 17.7%. A hypothetical blended index, consisting of 50% stocks (pegged to the S&P), 40% bonds (pegged to the Lehman Brothers Government/Corporate Bond Index) and 10% cash equivalents (pegged to the Salomon Brothers 3-month T-bill Index) would have returned 20.8%. The fixed-income portions of the fund outperformed their respective indexes, while the equity portion underperformed the S&P index. The fund's equity portfolio had benefited early in the year from strength in energy-related stocks and healthcare investments. The fund, however, was negatively impacted in the last quarter due to poorly performing oil service and technology stocks.


                                  LINE GRAPH

            Composite    Lehman Brothers Gov't/Corp Bond Index     S&P 500 Index    Salomon Brothers 3 month Treasury Bill Index
            ---------    -------------------------------------     -------------    --------------------------------------------
12/87        10,000                    10,000                          10,000                        10,000
12/88        10,908                    10,758                          11,650                        10,676
12/89        12,970                    12,290                          15,313                        11,597
12/90        13,358                    13,307                          14,823                        12,516
12/91        15,781                    15,454                          19,350                        13,236
12/92        16,718                    16,627                          20,837                        13,716
12/93        19,589                    18,461                          22,919                        14,139
12/94        18,988                    17,816                          23,223                        14,739
12/95        23,146                    21,243                          31,950                        15,587
12/96        25,899                    21,859                          39,298                        16,406
12/97        30,485                    23,993                          52,408                        17,267

                COMPOSITE FUND                                  S & P 500 Index
                --------------                                  ---------------

                       Total Return                                    Total Return
Period       Growth    ------------             Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $11,770     17.7%      17.7%       1 Year       $13,336     33.4%      33.4%
5 Years      $18,234     82.3%      12.8%       5 Years      $25,151    151.5%      20.3%
10 Years     $30,485    204.8%      11.8%       10 Years     $52,408    424.1%      18.0%

   Lehman Brothers Gov't/Corp. Bond Index          Salomon Bros. 3 Month T-Bill Index
   --------------------------------------          ----------------------------------

                       Total Return                                    Total Return
Period       Growth    ------------             Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $10,976      9.8%       9.8%       1 Year       $10,525      5.2%       5.2%
5 Years      $14,430     44.3%       7.6%       5 Years      $12,589     25.9%       4.7%
10 Years     $23,993    139.9%       9.1%       10 Years     $17,267     72.7%       5.6%

  The line representing the performance return of the Composite Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

                            AGGRESSIVE EQUITY FUND

  The Aggressive Equity Fund has approximately 50% of its assets in value stocks and 50% in growth stocks. Overall, the Fund seeks to produce an above average long-term return, recognizing that at times, value will outperform growth and vice-versa. Overall results for 1997 showed a total performance gain of 21.2% compared to a 22.4% gain in the Russell 2000 Index. The gain in the Value segment of the Fund was 31.5% compared to a gain of 31.8% in the Russell 2000 Index. The gain in the Growth segment of the Fund was 10.7%, compared to a gain of 13.0% in the Russell 2000 Growth Index. Positive contributors to this year's performance included the energy, capital goods and technology sectors.

                                  LINE GRAPH

                  Aggressive Equity     Russel 2000
                  -----------------     -----------
5/94                    10,000              10,000
12/94                   10,597               9,845
12/95                   14,640              12,645
12/96                   18,608              14,730
12/97                   22,556              18,024

               Aggresive Equity Fund                       Russel 2000 Index
               ---------------------                       -----------------

                        Total Return                                   Total Return
Period       Growth     ------------            Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $12,121     21.2%      21.2%       1 Year       $12,236     22.4%      22.4%
Since                                           Since
 Inception   $22,556    125.6%      24.8%        Inception   $18,024     80.2%      17.4%

  The line representing the performance return of the Aggressive Equity Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                       DISCOUNT             FACE     AMORTIZED
                               RATING*   RATE   MATURITY   AMOUNT      COST
                               ------- -------- -------- ---------- -----------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.1%)
 U.S. Treasury Bill...........           5.20%  02/26/98 $   40,000 $    39,676
                                                                    -----------
Commercial Paper (99.9%)
 Ameritech Capital Funding
  Corp........................ A1+/P1    5.54   01/12/98  2,509,000   2,504,711
 Archer Daniels Midland Co.... A1+/P1    6.20   01/06/98  1,000,000     999,139
 Associates Corp.............. A1+/P1    5.62   01/09/98  2,000,000   1,997,482
 Baltimore Gas & Electric Co..  A1/P1    5.75   01/20/98  4,000,000   3,987,816
 Banc One Funding Corp........  A1/P1    5.79   02/09/98  1,754,000   1,742,961
 Bell Atlantic Financial
  Services, Inc...............  A1/P1    5.80   01/05/98  4,000,000   3,997,411
 Bemis Co.....................  A1/P1    5.60   01/05/98  4,000,000   3,997,488
 Cargill, Inc................. A1+/P1    5.60   01/08/98  3,495,000   3,491,165
 Daimler Benz North Amer.
  Corp........................  A1/P1    5.68   01/16/98    764,000     762,180
 Daimler Benz North Amer.
  Corp........................  A1/P1    5.69   01/16/98  1,845,000   1,840,597
 Disney (Walt) Enterprises
  Inc. .......................  A1/P1    6.00   01/13/98  1,000,000     997,997
 Emerson Electric Co.......... A1+/P1    5.70   01/15/98    770,000     768,286
 Ford Motor Credit Co.........  A1/P1    5.82   01/09/98  2,000,000   1,997,404
 Gannett, Inc. ...............  A1/P1    5.55   01/08/98  4,000,000   3,995,646
 General Electric Capital
  Corp........................ A1+/P1    5.63   01/13/98  4,000,000   3,992,432
 General Mills, Inc. .........  A1/P1    5.65   01/09/98  4,000,000   3,994,944
 GTE Funding Inc..............  A1/P1    6.00   01/08/98    298,000     297,651
 GTE Funding Inc..............  A1/P1    5.98   01/22/98  1,947,000   1,940,175
 GTE Funding Inc..............  A1/P1    5.91   01/22/98  1,685,000   1,679,168
 IBM Credit Corp..............  A1/P1    5.64   01/09/98  1,095,000   1,093,617
 Interstate Power Corp. ......  A1/P1    5.83   01/23/98  1,283,000   1,278,414
 Interstate Power Corp. ......  A1/P1    5.77   01/26/98    418,000     416,319
 Koch Industries Inc.......... A1+/P1    5.74   01/06/98  3,000,000   2,997,598
 Koch Industries Inc.......... A1+/P1    6.65   01/02/98  1,008,000   1,007,814
 Merrill Lynch & Co........... A1+/P1    5.62   01/02/98  2,250,000   2,249,645
 Petrofina Delaware Inc. .....  A1/P1    5.82   01/12/98  4,000,000   3,992,862
 SBC Communications, Inc......  A1/P1    5.61   01/20/98  2,210,000   2,203,414
 Sony Capital Corp............  A1/P1    5.85   01/27/98  1,100,000   1,095,330
 Toyota Credit Puerto Rico
  Corp........................ A1+/P1    5.75   01/29/98    505,000     502,731
 Toyota Credit Puerto Rico
  Corp........................ A1+/P1    5.78   01/29/98  1,755,000   1,747,081
 Wisconsin Electric Fuel...... A1+/P1    5.75   01/27/98    517,000     514,843
 Xerox Credit Corp............  A1/P1    5.55   01/06/98  3,380,000   3,377,373
                                                                    -----------
                                                                     67,461,694
                                                                    -----------
TOTAL SHORT-TERM DEBT
 SECURITIES:
 (Cost: $67,501,370) 100%.....                                      $67,501,370
                                                                    ===========

-------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services, Inc.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS:
COMMON STOCKS
3Com Corp.................................................  19,189 $    670,415
Abbott Laboratories.......................................  42,424    2,781,423
Adobe Systems, Inc. ......................................   4,194      173,002
Advanced Micro Devices, Inc. .............................   8,110      145,473
Aeroquip-Vickers, Inc. ...................................   1,618       79,383
Aetna, Inc. ..............................................   8,242      581,576
Ahmanson (H.F.) & Co. ....................................   5,237      350,551
Air Products & Chemicals Corp. ...........................   6,079      499,997
Airtouch Communications, Inc. ............................  27,998    1,163,666
Alberto Culver Co. Cl B...................................   3,229      103,529
Albertson's, Inc..........................................  13,622      645,342
Alcan Aluminum Ltd. ......................................  12,602      348,130
Allegheny Teledyne Inc ...................................   9,666      250,107
Allergan, Inc. ...........................................   3,731      125,221
AlliedSignal, Inc. .......................................  31,290    1,218,354
Allstate Corp. ...........................................  23,784    2,161,371
Alltel Corp. .............................................  10,280      422,122
Aluminum Co. of America...................................   9,566      673,207
Alza Corp. ...............................................   4,893      155,658
Amerada Hess Corp. .......................................   5,279      289,685
American Electric Power Co. ..............................  10,517      542,940
American Express Co. .....................................  25,779    2,300,775
American General Corp. ...................................  13,510      730,384
American Greetings Corp. Cl A.............................   4,330      169,411
American Home Products Corp. .............................  36,035    2,756,677
American Int'l. Group, Inc. ..............................  38,910    4,231,462
American Stores Co. ......................................  15,144      311,398
Ameritech Corp. ..........................................  30,353    2,443,416
Amgen, Inc. ..............................................  14,599      790,170
Amoco Corp. ..............................................  27,008    2,299,056
Amp, Inc. ................................................  12,204      512,568
AMR Corp. ................................................   5,057      649,824
Anadarko Petroleum Corp. .................................   3,434      208,400
Andrew Corp. .............................................   5,191      124,584
Anheuser Busch Cos., Inc. ................................  27,176    1,195,744
Aon Corp. ................................................   9,302      545,329
Apache Corp. .............................................   5,198      182,254
Apple Computer, Inc. .....................................   7,327       96,166
Applied Materials, Inc. ..................................  20,222      609,187
Archer Daniels Midland Co. ...............................  30,925      670,685
Armco, Inc. ..............................................   6,160       30,415
Armstrong World Inds., Inc. ..............................   2,345      175,288
Asarco, Inc. .............................................   2,424       54,388
Ashland, Inc. ............................................   4,297      230,695
AT&T Corp. ...............................................  90,093    5,518,196
Atlantic Richfield Co. ...................................  17,791    1,425,503
Autodesk, Inc. ...........................................   2,757      102,009
Automatic Data Processing, Inc ...........................  16,224      995,748
AutoZone, Inc. ...........................................   8,690      252,010
Avery Dennison Corp. .....................................   5,934      265,546
Avon Products, Inc. ......................................   7,322      449,387
Baker Hughes, Inc. .......................................   9,359      408,286

                                                           SHARES     VALUE
                                                           ------- ------------

Ball Corp. ...............................................   1,736 $     61,302
Baltimore Gas & Electric Co. .............................   8,498      289,463
Banc One Corp. ...........................................  33,540    1,821,641
Bank of New York, Inc. ...................................  20,892    1,207,818
BankAmerica Corp. ........................................  38,463    2,807,799
BankBoston Corp. .........................................   8,058      756,948
Bankers Trust New York Corp. .............................   5,433      610,872
Bard (C.R.), Inc. ........................................   3,304      103,456
Barnett Banks, Inc. ......................................  10,698      768,918
Barrick Gold Corp. .......................................  20,675      385,071
Battle Mountain Gold Co. .................................  13,220       77,667
Bausch & Lomb, Inc. ......................................   3,189      126,364
Baxter International, Inc. ...............................  15,534      783,496
Bay Networks, Inc. .......................................  12,143      310,405
BB&T Corp. ...............................................   7,600      486,875
Becton Dickinson & Co. ...................................   6,776      338,800
Bell Atlantic Corp. ......................................  43,078    3,920,098
BellSouth Corp. ..........................................  55,002    3,097,300
Bemis Co. ................................................   3,050      134,390
Beneficial Corp. .........................................   3,060      254,362
Bethlehem Steel Corp. ....................................   6,480       55,890
Biomet, Inc. .............................................   6,402      164,051
Black & Decker Corp. .....................................   5,433      212,226
Block (H & R), Inc. ......................................   5,989      268,382
Boeing Co. ...............................................  55,445    2,713,339
Boise Cascade Corp. ......................................   3,200       96,800
Boston Scientific Corp. ..................................  10,795      495,220
Briggs & Stratton Corp. ..................................   1,458       70,804
Bristol-Myers Squibb Co. .................................  55,148    5,218,379
Brown-Forman Corp. Cl B...................................   3,971      219,397
Browning Ferris Inds., Inc. ..............................  10,972      405,964
Brunswick Corp. ..........................................   5,715      173,235
Burlington Northern Santa Fe..............................   8,663      805,117
Burlington Resources, Inc. ...............................  12,814      574,227
Cabletron Systems, Inc. ..................................   9,074      136,110
Caliber System, Inc ......................................   2,241      109,108
Campbell Soup Co. ........................................  25,377    1,475,038
Cardinal Health, Inc. ....................................   6,065      455,633
Carolina Power & Light Co. ...............................   8,339      353,886
Case Corp. ...............................................   4,289      259,216
Caterpillar, Inc. ........................................  20,649    1,002,767
CBS Corp. ................................................  39,048    1,149,475
Cendant Corporation.......................................  43,908    1,509,327
Centex Corp. .............................................   1,670      105,105
Central & South West Corp. ...............................  11,772      318,579
Ceridian Corp. ...........................................   4,345      199,055
Champion International Corp. .............................   5,520      250,125
Charles Schwab Corp. .....................................  14,731      617,781
Charming Shoppes, Inc. ...................................   6,085       28,523
Chase Manhattan Corp. ....................................  23,376    2,559,672
Chevron Corp. ............................................  36,426    2,804,802
Chrysler Corp. ...........................................  36,745    1,292,964
Chubb Corp. ..............................................   9,438      713,748
CIGNA Corp. ..............................................   4,108      710,940

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS (CONT'D):
Cincinnati Financial Corp ................................   3,048 $    429,006
Cincinnati Milacron, Inc. ................................   2,293       59,474
Cinergy Corp. ............................................   8,746      335,081
Circuit City Group, Inc. .................................   5,666      201,497
Cisco Systems, Inc. ......................................  57,756    3,219,897
Citicorp .................................................  25,338    3,203,673
Clear Channel Communications..............................   5,440      432,140
Clorox Co. ...............................................   5,732      453,186
Coastal Corp. ............................................   5,883      364,378
Coca-Cola Co. ............................................ 137,178    9,139,484
Cognizant Corp. ..........................................   8,995      400,839
Colgate-Palmolive Co. ....................................  16,408    1,205,988
Columbia Energy Group.....................................   3,187      250,378
Columbia HCA Healthcare Corp. ............................  35,917    1,064,041
Comcast Corp. Cl A........................................  19,357      610,955
Comerica, Inc. ...........................................   5,827      525,886
Compaq Computer Corp. ....................................  41,989    2,369,754
Computer Associates Intl., Inc ...........................  30,323    1,603,328
Computer Sciences Corp. ..................................   4,307      359,634
Conagra, Inc. ............................................  27,084      888,694
Conseco, Inc. ............................................  10,451      474,867
Consolidated Edison Inc. .................................  13,035      534,435
Consolidated Natural Gas Co. .............................   5,296      320,408
Cooper Industries.........................................   6,712      328,888
Cooper Tire & Rubber Co. .................................   4,531      110,443
Coors (Adolph) Co. Cl B...................................   2,132       70,889
CPC International.........................................    7978      861,624
CoreStates Financial Corp. ...............................  10,972      878,445
Corning, Inc. ............................................  12,822      476,016
Costco Co ................................................  11,788      526,039
Countrywide Credit Industries.............................   6,166      264,367
Crane Co. ................................................   2,642      114,596
Crown Cork & Seal Co., Inc. ..............................   7,120      356,890
CSX Corp. ................................................  12,103      653,562
Cummins Engine, Inc. .....................................   2,201      129,996
CVS Corp. ................................................   9,552      611,925
Cyprus Amax Minerals Co. .................................   5,379       82,702
Dana Corp. ...............................................   6,007      285,332
Darden Restaurants, Inc. .................................   8,804      110,050
Data General Corp. .......................................   2,754       48,022
Dayton Hudson Corp. ......................................  12,095      816,412
Deere & Co. ..............................................  13,984      815,442
Dell Computer Corp. ......................................  18,106    1,520,904
Delta Air Lines, Inc. ....................................   4,105      488,495
Deluxe Corp. .............................................   4,742      163,599
Digital Equipment Corp. ..................................   8,198      303,326
Dillard Inc. .............................................   6,135      216,258
Disney (Walt) Co. ........................................  37,448    3,709,692
Dominion Resources, Inc. .................................  10,368      441,288
Donnelley (R.R.) & Sons Co. ..............................   8,091      301,389
Dover Corp. ..............................................  12,335      445,601
Dow Chemical Co. .........................................  12,578    1,276,667
Dow Jones & Co., Inc. ....................................   5,522      296,462

                                                           SHARES     VALUE
                                                           ------- ------------

Dresser Industries, Inc. .................................   9,729 $    408,009
DSC Communications Corp. .................................   6,757      162,168
DTE Energy Co. ...........................................   8,350      289,640
Du Pont (E.I.) De Nemours.................................  62,765    3,769,822
Duke Energy Corp. ........................................  19,960    1,105,285
Dun & Bradstreet Corp. ...................................   9,444      292,173
Eastern Enterprises.......................................   1,171       52,695
Eastman Chemical Co. .....................................   4,510      268,626
Eastman Kodak Co. ........................................  18,021    1,095,902
Eaton Corp. ..............................................   4,277      381,722
Echlin, Inc. .............................................   3,629      131,324
Echo Bay Mines, Ltd. .....................................   8,020       19,548
Ecolab, Inc. .............................................   3,728      206,671
Edison International......................................  21,157      575,205
EG&G, Inc. ...............................................   2,632       54,778
EMC Corp. ................................................  27,509      754,778
Emerson Electric Co. .....................................  24,597    1,388,193
Engelhard Corp. ..........................................   8,305      144,299
Enron Corp. ..............................................  17,656      733,827
Entergy Corp. ............................................  13,884      415,652
Equifax, Inc. ............................................   8,330      295,194
Exxon Corp. .............................................. 136,772    8,368,736
Fannie Mae................................................  58,851    3,358,185
Federal Express Corp. ....................................   6,382      389,700
Federated Department Stores...............................  11,623      500,515
Fifth Third Bancorp.......................................   8,547      698,717
First Chicago NBD Corp. ..................................  16,136    1,347,356
First Data Corp. .........................................  23,742      694,453
First Union Corp. ........................................  34,859    1,786,523
FirstEnergy Corp .........................................  12,774      370,446
Fleet Financial Group, Inc. ..............................  13,879    1,040,057
Fleetwood Enterprises, Inc. ..............................   2,068       87,760
Fluor Corp. ..............................................   4,829      180,483
FMC Corp. ................................................   2,141      144,116
Ford Motor Co. ...........................................  68,733    3,346,437
Fort James Corp of Virginia...............................  11,593      443,432
Fortune Brands, Inc. .....................................   9,519      352,797
Foster Wheeler Corp. .....................................   2,339       63,299
FPL Group, Inc. ..........................................  10,090      597,201
Freddie Mac...............................................  38,550    1,616,690
Freeport-McMoran Copper Cl B..............................  10,728      168,966
Frontier Corp. ...........................................   9,446      227,294
Fruit of the Loom, Inc. ..................................   4,217      108,060
Gannett, Inc. ............................................  15,735      972,619
Gap, Inc. ................................................  22,308      790,539
General Dynamics Corp. ...................................   3,596      310,829
General Electric Co. ..................................... 181,529   13,319,887
General Mills, Inc. ......................................   8,777      628,652
General Motors Corp. .....................................  39,229    2,378,258
General Re Corp. .........................................   4,350      922,200
General Signal Corp. .....................................   2,896      122,175
Genuine Parts Co. ........................................   9,912      336,388
Georgia-Pacific (Timber Group)............................   5,265      319,848
Giant Food, Inc. .........................................   3,453      116,322

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS (CONT'D):
Gillette Co. .............................................  31,066 $  3,120,191
Golden West Financial Corp. ..............................   3,151      308,207
Goodrich (B.F.) Co. ......................................   3,110      128,870
Goodyear Tire & Rubber Co. ...............................   8,674      551,883
GPU Inc. .................................................   6,698      282,153
Grainger (W.W.), Inc. ....................................   2,754      267,654
Great Atl. & Pac. Tea Co. ................................   2,201       65,342
Great Lakes Chemical Corp. ...............................   3,444      154,549
Green Tree Financial Corp. ...............................   7,817      204,707
GTE Corp. ................................................  53,113    2,775,154
Guidant Corp. ............................................   8,217      511,508
Halliburton Co. ..........................................  14,589      757,716
Harcourt General, Inc. ...................................   4,071      222,887
Harland (John H.) Co. ....................................   1,782       37,422
Harnischfeger Industries, Inc. ...........................   2,843      100,393
Harrah's Entertainment, Inc. .............................   5,809      109,644
Harris Corp. .............................................   4,584      210,291
Hartford Financial Svs Grp, Inc. .........................   6,548      612,647
Hasbro, Inc. .............................................   7,307      230,170
HBO & Co. ................................................  11,392      546,816
HealthSouth Corp. ........................................  22,265      617,853
Heinz (H.J.) Co. .........................................  20,367    1,034,898
Helmerich & Payne, Inc. ..................................   1,437       97,536
Hercules, Inc. ...........................................   5,358      268,234
Hershey Foods Corp. ......................................   7,925      490,854
Hewlett-Packard Co. ......................................  57,696    3,606,000
Hilton Hotels Corp. ......................................  13,884      413,049
Home Depot, Inc. .........................................  40,577    2,388,970
Homestake Mining Co. .....................................   8,444       74,940
Honeywell, Inc. ..........................................   7,060      483,610
Household International, Inc. ............................   5,935      757,083
Houston Industries, Inc. .................................  15,823      422,276
Humana, Inc. .............................................   9,421      195,485
Huntington Bancshares, Inc. ..............................  10,608      381,888
Ikon Office Solutions.....................................   7,644      214,987
Illinois Tool Works, Inc. ................................  13,837      831,949
Inco Ltd. ................................................   9,609      163,353
Ingersoll Rand Co. .......................................   9,183      371,911
Inland Steel, Inc. .......................................   2,808       48,087
Intel Corp. ..............................................  93,975    6,601,743
International Paper Co. ..................................  16,767      723,076
Interpublic Group of Cos., Inc. ..........................   7,167      357,006
Intl. Business Machines Corp. ............................  53,922    5,638,219
Intl. Flavors & Fragrances................................   6,056      311,884
ITT Corp. ................................................   6,469      536,118
ITT Industries, Inc. .....................................   6,816      213,852
Jefferson-Pilot Corp. ....................................   3,930      306,048
Johnson & Johnson.........................................  76,583    5,044,905
Johnson Controls, Inc. ...................................   4,821      230,202
Jostens, Inc. ............................................   2,254       51,982
Kaufman & Broad Home Corp. ...............................   2,236       50,170
Kellogg Co. ..............................................  22,792    1,131,053
Kerr-McGee Corp. .........................................   2,743      173,666

                                                           SHARES     VALUE
                                                           ------- ------------

KeyCorp ..................................................  12,192 $    863,346
Kimberly Clark Corp. .....................................  30,361    1,497,176
King World Productions, Inc. .............................   2,115      122,141
KLA Tencor Corporation....................................   4,817      186,056
Kmart Corp. ..............................................  27,054      312,811
Knight-Ridder, Inc. ......................................   4,684      243,568
Kroger Corp. .............................................  14,137      522,185
Laidlaw, Inc. ............................................  18,914      257,703
Lilly (Eli) & Co. ........................................  61,528    4,283,887
Limited (The), Inc. ......................................  15,082      384,591
Lincoln National Corp. ...................................   5,669      442,890
Liz Claiborne, Inc. ......................................   3,707      154,998
Lockheed Martin Corp. ....................................  10,782    1,062,027
Loews Corp. ..............................................   6,379      676,971
Longs Drug Stores, Inc. ..................................   2,257       72,506
Louisiana-Pacific Corp. ..................................   6,289      119,491
Lowe's Companies, Inc. ...................................   9,681      461,662
LSI Logic Corp. ..........................................   8,168      161,318
Lucent Technologies, Inc. ................................  35,593    2,842,990
Mallinckrodt, Inc. .......................................   4,222      160,436
Manor Care, Inc. .........................................   3,661      128,135
Marriott International, Inc. .............................   7,079      490,220
Marsh & McLennan Cos., Inc. ..............................   9,421      702,453
Masco Corp. ..............................................   9,163      466,167
Mattel, Inc. .............................................  16,125      600,656
May Department Stores Co. ................................  12,829      675,927
Maytag Corp. .............................................   5,268      196,562
MBIA Inc. ................................................   4,957      331,189
MBNA Corp. ...............................................  28,439      776,740
McDermott International Inc. .............................   3,196      117,053
McDonald's Corp. .........................................  38,162    1,822,235
McGraw-Hill Cos., Inc. ...................................   5,491      406,334
MCI Communications Corp. .................................  39,814    1,704,536
Mead Corp. ...............................................   6,020      168,560
Medtronic, Inc. ..........................................  26,015    1,360,909
Mellon Bank Corp. ........................................  14,479      877,789
Mercantile Stores, Inc. ..................................   2,115      128,750
Merck & Co., Inc. ........................................  66,462    7,061,587
Meredith Corp. ...........................................   3,080      109,917
Merrill Lynch & Co., Inc. ................................  18,488    1,348,468
MGIC Investment Corp. ....................................   6,333      421,144
Micron Technology, Inc. ..................................  12,124      315,224
Microsoft Corp. ..........................................  68,960    8,913,080
Millipore Corp. ..........................................   2,506       85,047
Minnesota Mining & Mfg. Co. ..............................  22,667    1,860,110
Mirage Resorts, Inc. .....................................  10,290      234,097
Mobil Corp. ..............................................  43,509    3,140,805
Monsanto Co. .............................................  33,924    1,424,808
Moore Corp., Ltd. ........................................   5,106       77,228
Morgan (J.P.) & Co., Inc. ................................   9,853    1,112,157
Morgan St Dean Witter Discover............................  33,779    1,997,183
Morton International, Inc. ...............................   7,659      263,278
Motorola, Inc. ...........................................  33,111    1,889,396
NACCO Industries, Inc. Cl A...............................     469       50,270

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS (CONT'D):
Nalco Chemical Co. .......................................   3,845 $    152,117
National City Corp. ......................................  11,852      779,269
National Semiconductor Corp. .............................   9,255      240,051
National Service Industries...............................   2,595      128,614
NationsBank Corp. ........................................  39,445    2,398,749
Navistar International Corp. .............................   4,202      104,262
New York Times Co. Cl A...................................   5,324      352,049
Newell Co. ...............................................   8,828      375,190
Newmont Mining Corp. .....................................   8,994      264,198
NextLevel Systems, Inc. ..................................   8,478      151,544
Niagara Mohawk Power Corp. ...............................   8,311       87,265
Nicor, Inc. ..............................................   2,796      117,956
Nike, Inc. Cl B...........................................  16,109      632,278
Nordstrom, Inc. ..........................................   4,444      268,306
Norfolk Southern Corp. ...................................  20,915      644,443
Northern States Power Co. ................................   4,247      247,387
Northern Telecom, Ltd. ...................................  14,542    1,294,238
Northrop Grumman Corp. ...................................   3,704      425,960
Norwest Corp. ............................................  43,138    1,666,205
Novell, Inc. .............................................  20,089      150,667
Nucor Corp. ..............................................   5,056      244,268
Occidental Petroleum Corp. ...............................  19,063      558,784
Omnicom Group, Inc. ......................................   8,994      381,120
Oneok, Inc. ..............................................   1,721       69,485
Oracle Corp. .............................................  54,386    1,213,487
Oryx Energy Co. ..........................................   6,066      154,683
Owens Corning.............................................   3,069      104,729
Owens Illinois............................................   8,075      306,345
Paccar, Inc...............................................   4,479      235,147
Pacific Enterprises.......................................   4,794      180,374
PacifiCorp................................................  16,449      449,263
Pall Corp. ...............................................   7,321      151,453
Parametric Technology Co. ................................   7,065      334,704
Parker Hannifin Corp. ....................................   6,428      294,884
Peco Energy Co. ..........................................  12,344      299,342
Penney (J.C.) Co., Inc. ..................................  13,864      836,172
Pennzoil Co. .............................................   2,716      181,462
Peoples Energy Corp. .....................................   2,018       79,458
Pep Boys-Manny, Moe & Jack................................   3,637       86,833
Pepsico, Inc. ............................................  84,146    3,066,069
Perkin-Elmer Corp. .......................................   2,520      179,077
Pfizer, Inc. .............................................  71,733    5,348,591
PG & E Corp. .............................................  24,320      740,240
Pharmacia & Upjohn, Inc. .................................  28,145    1,030,810
Phelps Dodge Corp. .......................................   3,260      202,935
Philip Morris Cos., Inc. ................................. 134,474    6,093,363
Phillips Petroleum Co. ...................................  14,596      709,730
Pioneer Hi-Bred Intl., Inc. ..............................   3,647      391,140
Pitney Bowes, Inc. .......................................   8,033      722,467
Placer Dome, Inc. ........................................  13,783      174,871
PNC Bank Corp. ...........................................  16,919      965,440
Polaroid Corp. ...........................................   2,622      127,658
Potlatch Corp. ...........................................   1,664       71,552

                                                           SHARES     VALUE
                                                           ------- ------------

PP&L Resources, Inc. .....................................   9,502 $    227,454
PPG Industries, Inc. .....................................   9,880      564,395
Praxair, Inc. ............................................   8,745      393,525
Procter & Gamble Co. .....................................  74,545    5,949,622
Progressive Corp. of Ohio.................................   4,008      480,459
Providian Financial Corp. ................................   5,396      243,831
Public Svc. Enterprise Group..............................  12,866      407,691
Pulte Corp. ..............................................   1,217       50,885
Quaker Oats Co. ..........................................   7,681      405,172
Ralston Purina Co. .......................................   5,910      549,260
Raychem Corp. ............................................   4,769      205,365
Raytheon Co. .............................................   2,676      132,110
Raytheon Co. .............................................  18,820      950,410
Reebok International Ltd. ................................   3,238       93,294
Republic New York Corp. ..................................   3,030      345,988
Reynolds Metals Co. ......................................   4,243      254,580
Rite-Aid Corp. ...........................................   7,075      415,214
Rockwell Intl., Corp. ....................................  11,582      605,159
Rohm & Haas Co. ..........................................   3,395      325,071
Rowan Cos., Inc. .........................................   4,980      151,890
Royal Dutch Petro Co.--NY Shr............................. 118,938    6,444,952
Rubbermaid, Inc. .........................................   8,627      215,675
Russell Corp. ............................................   2,099       55,754
Ryder System, Inc. .......................................   4,474      146,523
Safeco Corp. .............................................   7,971      388,586
Safety-Kleen Corp. .......................................   3,353       91,997
Sara Lee Corp. ...........................................  26,623    1,499,207
SBC Communications, Inc. .................................  52,595    3,852,583
Schering-Plough Corp. ....................................  40,610    2,522,896
Schlumberger, Ltd. .......................................  27,459    2,210,449
Scientific-Atlanta, Inc. .................................   4,462       74,738
Seagate Technology, Inc. .................................  13,566      261,145
Seagram, Ltd. ............................................  19,770      638,818
Sears Roebuck & Co. ......................................  21,743      983,870
Service Corp. International...............................  13,971      516,053
Shared Medical Systems Corp. .............................   1,436       94,776
Sherwin-Williams Co. .....................................   9,935      275,696
Sigma-Aldrich Corp. ......................................   5,769      229,317
Silicon Graphics, Inc. ...................................  10,395      129,287
Snap-On, Inc. ............................................   3,520      153,560
Sonat, Inc. ..............................................   4,935      225,776
Southern Co. .............................................  39,412    1,019,785
Southwest Airlines Co. ...................................  12,148      299,144
Springs Industries, Inc. Cl A.............................   1,160       60,320
Sprint Corp. .............................................  23,840    1,397,620
St. Jude Medical, Inc. ...................................   5,284      161,162
St. Paul Companies (The)..................................   4,639      380,687
Stanley Works.............................................   5,122      241,694
State Street Corp. .......................................   8,920      519,032
Stone Container Corp. ....................................   5,716       59,660
Sun America, Inc. ........................................  10,820      462,555
Sun Co., Inc. ............................................   4,177      175,695
Sun Microsystems, Inc. ...................................  21,228      846,466
Suntrust Banks, Inc. .....................................  11,695      834,730

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS (CONT'D):
Supervalu, Inc. ..........................................   3,487 $    146,018
Synovus Financial Corp. ..................................   9,709      317,969
Sysco Corp. ..............................................   9,486      432,205
Tandy Corp. ..............................................   5,734      221,117
Tektronix, Inc. ..........................................   2,883      114,419
Tele-Communications Inc--Cl A.............................  28,132      785,937
Tellabs, Inc. ............................................  10,066      532,239
Temple-Inland, Inc. ......................................   3,278      171,480
Tenet Healthcare Corp. ...................................  16,931      560,839
Tenneco, Inc. ............................................   9,443      372,998
Texaco, Inc. .............................................  30,428    1,654,522
Texas Instruments, Inc. ..................................  22,064      992,880
Texas Utilities Co. ......................................  13,838      575,141
Textron, Inc. ............................................   9,114      569,625
Thermo Electron Corp. ....................................   8,645      384,702
Thomas & Betts Corp. .....................................   3,163      149,451
Time Warner, Inc. ........................................  31,052    1,925,224
Times Mirror Co. Cl A.....................................   5,313      326,749
Timken Co. ...............................................   3,623      124,540
TJX Cos., Inc. ...........................................   9,056      311,300
Torchmark Corp. ..........................................   7,965      335,027
Toys R Us, Inc. ..........................................  15,839      497,938
Transamerica Corp. .......................................   3,485      371,152
Travelers Group, Inc. ....................................  65,837    3,546,968
Tribune Co. ..............................................   6,819      424,482
Tricon Global Restaurants.................................   8,418      244,648
TRW, Inc. ................................................   6,831      364,604
Tupperware Corp ..........................................   3,525       98,259
Tyco International Ltd. ..................................  29,556    1,331,867
U.S Bancorp ..............................................  13,616    1,524,140
U.S. Surgical Corp. ......................................   4,222      123,757
U.S. West Media Group.....................................  33,672      972,279
U.S. West Communications Group............................  27,584    1,244,728
Unicom Corp. .............................................  12,008      369,246
Unilever N.V. ............................................  35,508    2,217,030
Union Camp Corp. .........................................   3,991      214,266
Union Carbide Corp. ......................................   6,834      293,434
Union Electric Co. .......................................   5,877      254,180

                                                           SHARES     VALUE
                                                           ------- ------------

Union Pacific Corp. ......................................  13,712 $    856,143
Union Pacific Resources Grp...............................  14,079      341,415
Unisys Corp. .............................................  10,061      139,596
United Healthcare Corp. ..................................  10,447      519,085
United Technologies Corp. ................................  12,922      940,883
Unocal Corp. .............................................  13,674      530,722
UNUM Corp. ...............................................   7,697      418,524
US Airways Group Inc. ....................................   5,225      326,562
USF&G Corp. ..............................................   6,383      140,824
UST, Inc. ................................................  10,221      377,538
USX-Marathon Group .......................................  15,998      539,932
USX-U.S. Steel Group, Inc. ...............................   4,933      154,156
V F Corp. ................................................  10,398      477,658
Viacom, Inc. .............................................  19,591      811,802
W.R. Grace & Co. .........................................   4,179      336,148
Wachovia Corp. ...........................................  11,330      919,146
Wal-Mart Stores, Inc. .................................... 124,989    4,929,253
Walgreen Co. .............................................  27,306      856,725
Warner-Lambert Co. .......................................  15,106    1,873,144
Washington Mutual, Inc. ..................................  14,415      919,844
Waste Management Inc. ....................................  25,239      694,072
Wells Fargo & Co. ........................................   4,809    1,632,354
Wendy's International, Inc. ..............................   7,579      182,369
Western Atlas, Inc. ......................................   3,104      229,696
Westvaco Corp. ...........................................   5,868      184,475
Weyerhaeuser Co. .........................................  11,072      543,220
Whirlpool Corp. ..........................................   4,290      235,950
Whitman Corp. ............................................   5,845      152,335
Willamette Industries, Inc. ..............................   6,392      205,742
Williams Cos., Inc. ......................................  17,728      503,032
Winn-Dixie Stores, Inc. ..................................   8,259      360,815
Woolworth Corp. Z.........................................   7,764      158,191
WorldCom, Inc. ...........................................  50,108    1,515,767
Worthington Industries, Inc. .............................   5,565       91,822
Wrigley (Wm.) Jr. Co. ....................................   6,446      512,859
Xerox Corp. ..............................................  18,076    1,334,234
                                                                   ------------
TOTAL INDEXED ASSETS-- COMMON STOCKS
 (Cost: $220,180,322) 60.6%...............................         $422,040,356
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           FACE
                                         RATE  MATURITY   AMOUNT      VALUE
                                         ----  -------- ---------- ------------
INDEXED ASSETS:
---------------
SHORT-TERM DEBT SECURITIES
U.S. Government (0.1%)
 U.S. Treasury Bill..................... 5.30% 04/16/98 $1,000,000 $    984,671
                                                                   ------------
Commercial Paper (1.5%)
 Banc One Corp.......................... 6.50  01/02/98  1,996,000    1,995,639
 Consolidated Natural Gas............... 6.20  01/07/98  3,412,000    3,408,472
 Eaton Corp............................. 6.40  01/05/98  5,215,000    5,211,286
                                                                   ------------
                                                                     10,615,398
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $11,599,922) 1.6%........................................    11,600,069
                                                                   ------------
TOTAL INDEXED ASSETS
 (Cost: $231,780,244) 62.2%......................................   433,640,425
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

ACTIVE ASSETS
COMMON STOCKS
Basic Materials (1.3%)
 Atchison Casting Corp.*..................................  48,800 $    793,000
 DEKALB Genetics Corp. Cl B*..............................  27,150    1,065,637
 Essex International Inc.*................................   9,000      267,750
 Lone Star Technologies, Inc..............................  87,000    2,468,625
 Morton International, Inc................................  51,800    1,780,625
 Oregon Steel Mills, Inc..................................  55,000    1,172,187
 Praxair, Inc.............................................  31,000    1,395,000
                                                                   ------------
                                                                      8,942,824
                                                                   ------------
Consumer, Cyclical (9.1%)
 American Greetings Corp. Cl A............................  49,200    1,924,950
 Borg-Warner Automotive, Inc..............................  29,200    1,518,400
 Brylane, Inc.*...........................................  27,150    1,337,137
 Callaway Golf Co......................................... 106,000    3,027,625
 Central Garden & Pet Co.*................................  37,400      981,750
 Cinar Films, Inc. Cl B*..................................  26,850    1,043,793
 Coach USA, Inc.*.........................................  38,200    1,279,700
 Consolidation Capital Corp.*.............................  17,000      345,312
 Dan River, Inc.*.........................................  43,600      716,675
 Dress Barn, Inc.*........................................  27,000      766,125
 Earthgrains Co...........................................  24,650    1,158,550
 Fairfield Communities, Inc.*.............................  57,700    2,553,225
 Family Golf Centers, Inc.*...............................  23,900      749,862
 Finlay Enterprises, Inc.*................................  97,800    2,224,950
 Flowers Industries, Inc..................................  17,300      355,731
 Fred Meyer, Inc.*........................................  25,300      920,287
 Gannett, Inc.............................................  35,200    2,175,800
 General Motors Corp......................................  26,400    1,600,500
 Golden Bear Golf, Inc.*..................................  81,000      648,000
 Interstate Bakeries Corp.................................  15,000      560,625
 Jacor Communications, Inc.*..............................  16,850      895,156
 Linens 'n Things, Inc.*..................................   9,900      431,887
 Masco Corp...............................................  39,300    1,999,387
 May Department Stores Co.................................  30,100    1,585,893
 Michaels Stores, Inc.*...................................  34,700    1,014,975
 Midwest Express Holdings, Inc.*..........................  64,800    2,515,050
 Nautica Enterprises, Inc.*...............................  12,750      296,437
 Outdoor Systems, Inc.*...................................  36,250    1,395,625
 Pillowtex Corp.*.........................................  11,500      401,062
 Polo Ralph Lauren Corp.*.................................  12,500      303,906
 Ryanair Holdings PLC--ADR*...............................  70,000    1,758,750
 Ryder System, Inc........................................  39,500    1,293,625
 St. John Knits, Inc...................................... 146,000    5,840,030
 Stage Stores, Inc.*......................................  17,300      646,587
 Suiza Foods Corp.*.......................................  49,705    2,960,554
 Sunbeam, Corp............................................  27,850    1,173,181
 The Men's Wearhouse, Inc.*...............................  19,550      679,362
 Tiffany & Co.............................................  61,400    2,214,237
 Tower Automotive, Inc.*..................................  76,500    3,217,781
 Universal Foods Corp.*...................................  47,700    2,015,325

                                                           SHARES     VALUE
                                                           ------- ------------

 Universal Outdoor Holdings*..............................  17,500 $    910,000
 Wendy's International, Inc...............................  72,000    1,732,500
 Xerox Corp...............................................  32,400    2,391,525
                                                                   ------------
                                                                     63,561,832
                                                                   ------------
Consumer, Non-Cyclical (3.4%)
 Advanced Lighting Techs., Inc.*..........................  55,500    1,054,500
 American Home Products Corp..............................  16,800    1,285,200
 American Stores Co.......................................  95,600    1,965,775
 Amerisource Health Corp-Cl A*............................  11,100      646,575
 Bed Bath & Beyond, Inc.*.................................  31,700    1,220,450
 Bergen Brunswig*.........................................  35,200    1,482,800
 Biochem Pharma, Inc.*....................................  12,650      264,068
 Biomet, Inc.*............................................  29,700      761,062
 CKE Restaurants, Inc.*...................................  17,200      724,550
 DURA Pharmaceuticals, Inc.*..............................  13,650      626,193
 Elan Corp Plc*...........................................   6,400      327,600
 ESC Medical Systems Ltd.*................................  27,200    1,054,000
 Express Scripts, Inc-Cl A*...............................  16,750    1,005,000
 I-STAT Corporation*......................................  35,000      553,437
 IDEC Pharmaceuticals Corp.*..............................  19,600      673,750
 JP Foodservice, Inc.*....................................  19,050      703,659
 Keystone Automotive Inds*................................  17,500      415,625
 Lincare Holdings, Inc*...................................  18,400    1,048,800
 Medimmune, Inc.*.........................................   3,000      128,625
 Mentor Corp..............................................  24,750      903,375
 Omnicare, Inc.*..........................................  23,000      713,000
 Pediatrix Medical Group, Inc.*...........................  15,450      660,487
 Philip Morris Cos., Inc..................................  62,100    2,813,906
 Safeskin Corp.*..........................................   8,650      490,887
 Warnaco Group, Inc. Cl A.................................  50,000    1,568,750
 Whole Foods Market, Inc.*................................  15,300      782,212
                                                                   ------------
                                                                     23,874,286
                                                                   ------------
Energy (3.2%)
 Elf Aquitaine--ADR.......................................  45,500    2,667,437
 Evi, Inc.*...............................................  12,400      641,700
 Global Industries Ltd.*..................................  26,200      445,400
 Kerr-McGee Corp..........................................  29,200    1,848,725
 Mobil Corp...............................................  22,000    1,588,125
 Newpark Resources Inc.*.................................. 133,400    2,334,500
 Oceaneering Int'l, Inc.*................................. 123,900    2,447,025
 Precision Drilling Corp*................................. 102,000    2,486,250
 St. Mary Land & Exploration C. ..........................  42,500    1,487,500
 Texaco, Inc..............................................  23,800    1,294,125
 Union Pacific Resources Grp..............................  96,400    2,337,700
 Varco International, Inc.*...............................  36,000      771,750
 Veritas DGC, Inc.*.......................................  45,000    1,777,500
                                                                   ------------
                                                                     22,127,737
                                                                   ------------
Financial (6.4%)
 Ahmanson (H.F.) & Co.....................................  34,951    2,339,532
 American Int'l. Group, Inc...............................  31,400    3,414,750
 Aon Corp.................................................  31,500    1,846,687
 Associated Banc-Corp.....................................   6,000      330,750

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

ACTIVE ASSETS (CONT'D)
 Beneficial Corp..........................................  17,000 $  1,413,125
 Checkfree Holdings Corp..................................  66,700    1,800,900
 Citicorp.................................................  39,300    4,968,993
 CMAC Investment Corporation..............................  25,850    1,560,693
 Enhance Financial Svcs Group.............................  24,600    1,463,700
 Executive Risk, Inc.*....................................  21,200    1,480,025
 First of America Bank Corp...............................  15,400    1,187,725
 First Union Corp.........................................  49,000    2,511,250
 Fleet Financial Group, Inc...............................  23,300    1,746,043
 INMC Mortgage Holdings, Inc..............................  53,200    1,246,875
 Keystone Financial, Inc..................................  71,250    2,867,812
 Loews Corp...............................................  21,900    2,324,137
 National Golf Properties, Inc............................  47,700    1,565,156
 NationsBank Corp.........................................  23,100    1,404,768
 Oriental Financial Group.................................  50,000    1,478,125
 Patriot American Hospitality.............................  27,299      786,552
 Providian Financial Corp.................................  29,100    1,314,956
 The Money Store, Inc.....................................  35,950      754,950
 U.S Bancorp..............................................  27,800    3,111,862
 Vesta Insurance Group, Inc...............................  23,850    1,416,093
                                                                   ------------
                                                                     44,335,459
                                                                   ------------
Industrial (3.4%)
 AGCO Corp................................................  95,400    2,790,450
 American Disposal Serv., Inc.*...........................  13,900      507,350
 Applied Materials, Inc.*.................................  66,800    2,012,350
 Aviall, Inc.*............................................  53,700      802,143
 Burlington Northern Santa Fe.............................  17,711    1,646,016
 Cambridge Tech. Partners, Inc.*..........................  10,550      439,143
 Chart Industries, Inc.*..................................  47,200    1,076,750
 Expeditors Int'l Wash., Inc..............................   9,100      350,350
 First Data Corp..........................................  47,600    1,392,300
 Foster Wheeler Corp......................................  38,500    1,041,906
 Hardinge, Inc............................................  87,300    3,251,925
 Hvide Marine, Inc.*......................................  14,000      360,500
 Keane, Inc.*.............................................   9,450      383,906
 Knightsbridge Tankers Ltd.*..............................  38,000    1,075,875
 Knoll, Inc.*.............................................  14,000      449,750
 QuickResponse Services, Inc.*............................  30,400    1,124,800
 Union Pacific Corp.......................................  37,100    2,316,431
 USA Waste Services, Inc.*................................  33,472    1,313,776
 York International Corp..................................  32,000    1,266,000
                                                                   ------------
                                                                     23,601,721
                                                                   ------------

                                                           SHARES     VALUE
                                                           ------- ------------

Technology (9.8%)
 3Com Corp.*.............................................. 146,300 $  5,111,356
 Advancrd Fibre Communication*............................  29,000      844,625
 America Online, Inc.*....................................   8,300      740,256
 Atmel Corp.*.............................................  76,200    1,414,462
 Avis Rent A Car, Inc.*...................................  40,100    1,280,693
 Ballard Medical Products.................................  52,400    1,270,700
 Boeing Co................................................  32,600    1,595,362
 Boston Technology Inc*...................................  75,000    1,884,375
 CBT Group PLC*...........................................  25,800    2,118,825
 Ciena Corp.*.............................................  14,800      904,650
 Cisco Systems, Inc.*..................................... 178,200    9,934,650
 Citrix Systems, Inc.*....................................   9,100      691,600
 Compaq Computer Corp.*................................... 133,000    7,506,187
 Cytyc Corporation*.......................................  35,000      870,625
 Hooper Holmes, Inc.......................................  68,250      993,890
 INCYTE Pharmaceuticals, Inc.*............................  35,500    1,597,500
 Intel Corp............................................... 105,100    7,383,275
 Intl. Business Machines Corp.............................  26,552    2,776,343
 Linear Technology Corp...................................  67,400    3,883,925
 Maxim Integrated Products, Inc*..........................  59,200    2,042,400
 Parametric Technology Co.*...............................  39,200    1,857,100
 Raytheon Co.*............................................   1,684       83,124
 Raytheon Co.*............................................  48,576    2,453,088
 Sun Microsystems, Inc.*.................................. 161,600    6,443,800
 Technology Solutions Company*............................  27,000      712,125
 Tellabs, Inc.*...........................................  13,500      713,812
 Transaction Network Services*............................  21,600      372,600
 Xilinx, Inc.*............................................  17,000      596,062
                                                                   ------------
                                                                     68,077,410
                                                                   ------------
Utilities (0.9%)
 Duke Energy Corp.........................................  34,000    1,882,750
 Edison International.....................................  38,000    1,033,125
 MCI Communications Corp..................................  48,300    2,067,843
 SBC Communications, Inc..................................  27,000    1,977,750
                                                                   ------------
                                                                      6,961,468
                                                                   ------------
TOTAL ACTIVE ASSETS--
 COMMON STOCKS
 (Cost: $184,699,006) 37.5%.......................................  261,482,737
                                                                   ------------

-------
* Non-income producing security

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            FACE
                                           RATE  MATURITY  AMOUNT     VALUE
                                           ----  -------- -------- ------------
ACTIVE ASSETS (CONT'D):
SHORT-TERM DEBT SECURITIES
Commercial Paper (0.3%)
 Banc One Corp............................ 6.50% 01/02/98 $283,000 $    282,949
 Four Winds Funding Corp. ................ 6.06  01/05/98  800,000      799,460
 Merrill Lynch............................ 6.05  01/09/98  800,000      798,924
                                                                   ------------
                                                                      1,881,333
                                                                   ------------
TOTAL ACTIVE ASSETS--SHORT-TERM DEBT SECURITIES
 (Cost: $1,881,333) 0.3%.........................................     1,881,333
                                                                   ------------
TOTAL ACTIVE ASSETS
 (Cost: $186,580,339) 37.8%......................................   263,364,070
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $418,360,583) 100.0%.....................................  $697,004,495
                                                                   ============

-------

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1997

                                               UNDERLYING FACE
                               EXPIRATION DATE AMOUNT AT VALUE UNREALIZED (LOSS)
                               --------------- --------------- -----------------
PURCHASED
50 SP 500 Stock Index Futures
 Contracts...................    March 1998      $12,238,750        $(2500)
                                                 ===========        ======

The face value of futures purchased and outstanding as percentage of total investment in securities: 1.8%

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS:
COMMON STOCKS
3Com Corp.................................................. 10,409 $    363,664
Abbott Laboratories........................................ 23,120    1,515,805
Adobe Systems, Inc.........................................  2,201       90,791
Advanced Micro Devices, Inc. ..............................  4,256       76,342
Aeroquip-Vickers, Inc......................................    849       41,654
Aetna, Inc.................................................  4,525      319,295
Ahmanson (H.F.) & Co.......................................  2,854      191,039
Air Products & Chemicals Corp..............................  3,310      272,247
Airtouch Communications, Inc............................... 15,213      632,290
Alberto Culver Co. Cl B....................................  1,695       54,345
Albertson's, Inc...........................................  7,422      351,617
Alcan Aluminum Ltd.........................................  6,856      189,397
Allegheny Teledyne Inc.....................................  5,314      137,499
Allergan, Inc..............................................  1,958       65,715
AlliedSignal, Inc. ........................................ 17,094      665,597
Allstate Corp. ............................................ 12,962    1,177,921
Alltel Corp................................................  5,644      231,756
Aluminum Co. of America....................................  5,253      369,679
Alza Corp..................................................  2,568       81,694
Amerada Hess Corp..........................................  2,771      152,058
American Electric Power Co. ...............................  5,714      294,985
American Express Co........................................ 14,049    1,253,873
American General Corp. ....................................  7,363      398,062
American Greetings Corp. Cl A..............................  2,272       88,892
American Home Products Corp................................ 19,589    1,498,558
American Int'l. Group, Inc................................. 21,179    2,303,216
American Stores Co.........................................  8,224      169,106
Ameritech Corp............................................. 16,542    1,331,631
Amgen, Inc.................................................  8,008      433,433
Amoco Corp................................................. 14,719    1,252,954
Amp, Inc...................................................  6,634      278,628
AMR Corp...................................................  2,777      356,844
Anadarko Petroleum Corp....................................  1,802      109,358
Andrew Corp................................................  2,724       65,376
Anheuser Busch Cos., Inc................................... 14,854      653,576
Aon Corp. .................................................  5,050      296,056
Apache Corp. ..............................................  2,728       95,650
Apple Computer, Inc........................................  3,846       50,478
Applied Materials, Inc..................................... 11,011      331,706
Archer Daniels Midland Co.................................. 16,916      366,865
Armco, Inc.................................................  3,233       15,962
Armstrong World Inds., Inc.................................  1,231       92,017
Asarco, Inc................................................  1,272       28,540
Ashland, Inc...............................................  2,255      121,065
AT&T Corp.................................................. 49,062    3,005,047
Atlantic Richfield Co......................................  9,689      776,331
Autodesk, Inc..............................................  1,447       53,539
Automatic Data Processing, Inc ............................  8,844      542,800
AutoZone, Inc. ............................................  4,561      132,269
Avery Dennison Corp........................................  3,114      139,351
Avon Products, Inc. .......................................  3,998      245,377

                                                            SHARES    VALUE
                                                            ------ ------------

Baker Hughes, Inc..........................................  5,096 $    222,313
Ball Corp..................................................    911       32,169
Baltimore Gas & Electric Co. ..............................  4,460      151,918
Banc One Corp.............................................. 17,742      963,612
Bank of New York, Inc...................................... 11,386      658,253
BankAmerica Corp........................................... 20,961    1,530,153
BankBoston Corp............................................  4,400      413,325
Bankers Trust New York Corp................................  2,961      332,927
Bard (C.R.), Inc. .........................................  1,734       54,295
Barnett Banks, Inc.........................................  5,830      419,031
Barrick Gold Corp.......................................... 11,258      209,680
Battle Mountain Gold Co. ..................................  6,938       40,760
Bausch & Lomb, Inc.........................................  1,674       66,332
Baxter International, Inc..................................  8,441      425,742
Bay Networks, Inc..........................................  6,360      162,577
BB&T Corp..................................................  4,135      264,898
Becton Dickinson & Co......................................  3,690      184,500
Bell Atlantic Corp. ....................................... 23,445    2,133,495
BellSouth Corp............................................. 29,943    1,686,165
Bemis Co...................................................  1,601       70,544
Beneficial Corp............................................  1,606      133,498
Bethlehem Steel Corp. .....................................  3,401       29,333
Biomet, Inc................................................  3,360       86,100
Black & Decker Corp........................................  2,852      111,406
Block (H & R), Inc.........................................  3,143      140,845
Boeing Co.................................................. 30,240    1,479,870
Boise Cascade Corp.........................................  1,679       50,789
Boston Scientific Corp.....................................  5,864      269,011
Briggs & Stratton Corp.....................................    765       37,150
Bristol-Myers Squibb Co.................................... 30,054    2,843,859
Brown-Forman Corp. Cl B....................................  2,084      115,141
Browning Ferris Inds., Inc.................................  5,974      221,038
Brunswick Corp.............................................  2,999       90,907
Burlington Northern Santa Fe...............................  4,698      436,620
Burlington Resources, Inc..................................  5,317      238,268
Cabletron Systems, Inc.....................................  4,762       71,430
Caliber System, Inc........................................  1,176       57,256
Campbell Soup Co........................................... 13,830      803,868
Cardinal Health, Inc.......................................  3,278      246,259
Carolina Power & Light Co. ................................  4,571      193,981
Case Corp..................................................  2,251      136,044
Caterpillar, Inc........................................... 11,253      546,473
CBS Corp................................................... 21,280      626,430
Cendant Corporation........................................ 23,893      821,317
Centex Corp. ..............................................    876       55,133
Central & South West Corp. ................................  6,410      173,470
Ceridian Corp..............................................  2,307      105,689
Champion International Corp................................  2,897      131,270
Charles Schwab Corp........................................  7,993      335,206
Charming Shoppes, Inc......................................  3,194       14,971
Chase Manhattan Corp....................................... 12,739    1,394,920
Chevron Corp............................................... 19,774    1,522,598
Chrysler Corp.............................................. 20,025      704,629
Chubb Corp.................................................  5,144      389,015

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS (CONT'D):
CIGNA Corp. ...............................................  2,235 $    386,794
Cincinnati Financial Corp .................................  1,658      233,363
Cincinnati Milacron, Inc...................................  1,203       31,202
Cinergy Corp...............................................  4,762      182,444
Circuit City Group, Inc....................................  2,974      105,762
Cisco Systems, Inc. ....................................... 30,414    1,695,580
Citicorp................................................... 13,809    1,745,975
Clear Channel Communications...............................  2,961      235,214
Clorox Co. ................................................  3,122      246,833
Coastal Corp. .............................................  3,201      198,261
Coca-Cola Co. ............................................. 74,758    4,980,751
Cognizant Corp. ...........................................  4,959      220,985
Colgate-Palmolive Co.......................................  8,939      657,016
Columbia Energy Group......................................  1,673      131,435
Columbia HCA Healthcare Corp............................... 19,574      579,879
Comcast Corp. Cl A......................................... 10,536      332,542
Comerica, Inc. ............................................  3,187      287,626
Compaq Computer Corp....................................... 22,833    1,288,637
Computer Associates Intl., Inc ............................ 16,488      871,803
Computer Sciences Corp. ...................................  2,330      194,555
Conagra, Inc............................................... 14,283      468,660
Conseco, Inc...............................................  5,674      257,812
Consolidated Edison Inc. ..................................  7,099      291,059
Consolidated Natural Gas Co................................  2,880      174,240
Cooper Industries..........................................  3,689      180,761
Cooper Tire & Rubber Co. ..................................  2,378       57,963
Coors (Adolph) Co. Cl B....................................  1,119       37,206
CoreStates Financial Corp..................................  5,979      478,693
Corning, Inc...............................................  6,969      258,724
Costco Co..................................................  6,419      286,447
Countrywide Credit Industries..............................  3,236      138,743
CPC International, Inc.....................................  4,337      468,396
Crane Co...................................................  1,386       60,117
Crown Cork & Seal Co., Inc. ...............................  3,876      194,284
CSX Corp...................................................  6,579      355,266
Cummins Engine, Inc........................................  1,155       68,217
CVS Corp...................................................  5,194      332,740
Cyprus Amax Minerals Co....................................  2,823       43,403
Dana Corp. ................................................  3,153      149,767
Darden Restaurants, Inc. ..................................  4,620       57,750
Data General Corp..........................................  1,445       25,197
Dayton Hudson Corp.........................................  6,574      443,745
Deere & Co. ...............................................  7,614      443,991
Dell Computer Corp. .......................................  9,867      828,828
Delta Air Lines, Inc. .....................................  2,219      264,061
Deluxe Corp................................................  2,489       85,870
Digital Equipment Corp. ...................................  4,467      165,279
Dillard Inc. ..............................................  3,374      118,933
Disney (Walt) Co. ......................................... 20,391    2,019,983
Dominion Resources, Inc....................................  5,611      238,818
Donnelley (R.R.) & Sons Co.................................  4,419      164,607
Dover Corp. ...............................................  6,716      242,615

                                                            SHARES    VALUE
                                                            ------ ------------

Dow Chemical Co............................................  6,885 $    698,827
Dow Jones & Co., Inc.......................................  2,898      155,586
Dresser Industries, Inc....................................  5,288      221,765
DSC Communications Corp....................................  3,547       85,128
DTE Energy Co..............................................  4,382      152,000
Du Pont (E.I.) De Nemours.................................. 34,155    2,051,434
Duke Energy Corp........................................... 10,868      601,815
Dun & Bradstreet Corp......................................  5,149      159,297
Eastern Enterprises........................................    615       27,675
Eastman Chemical Co........................................  2,367      140,984
Eastman Kodak Co. .........................................  9,840      598,395
Eaton Corp. ...............................................  2,335      208,398
Echlin, Inc................................................  1,904       68,901
Echo Bay Mines, Ltd........................................  4,209       10,259
Ecolab, Inc. ..............................................  1,956      108,435
Edison International....................................... 11,530      313,471
EG&G, Inc. ................................................  1,382       28,762
EMC Corp. ................................................. 14,903      408,901
Emerson Electric Co. ...................................... 13,394      755,923
Engelhard Corp. ...........................................  4,359       75,737
Enron Corp.................................................  9,612      399,498
Entergy Corp. .............................................  7,287      218,154
Equifax, Inc...............................................  4,557      161,488
Exxon Corp................................................. 74,537    4,560,732
Fannie Mae................................................. 32,045    1,828,567
Federal Express Corp.......................................  3,473      212,070
Federated Department Stores................................  6,316      271,982
Fifth Third Bancorp........................................  4,654      380,464
First Chicago NBD Corp.....................................  8,794      734,299
First Data Corp............................................ 12,938      378,436
First Union Corp........................................... 18,964      971,905
FirstEnergy Corp...........................................  6,955      201,695
Fleet Financial Group, Inc.................................  7,550      565,778
Fleetwood Enterprises, Inc. ...............................  1,086       46,087
Fluor Corp. ...............................................  2,534       94,708
FMC Corp...................................................  1,124       75,659
Ford Motor Co.............................................. 36,272    1,765,993
Fort James Corp of Virginia................................  6,312      241,434
Fortune Brands, Inc........................................  5,175      191,798
Foster Wheeler Corp. ......................................  1,228       33,232
FPL Group, Inc. ...........................................  5,500      325,531
Freddie Mac................................................ 20,991      880,310
Freeport-McMoran Copper Cl B...............................  6,005       94,578
Frontier Corp. ............................................  4,957      119,277
Fruit of the Loom, Inc.....................................  2,213       56,708
Gannett, Inc. .............................................  8,531      527,322
Gap, Inc................................................... 12,147      430,459
General Dynamics Corp. ....................................  1,887      163,107
General Electric Co........................................ 98,887    7,256,017
General Mills, Inc. .......................................  4,783      342,582
General Motors Corp. ...................................... 21,379    1,296,101
General Re Corp. ..........................................  2,371      502,652
General Signal Corp. ......................................  1,520       64,125
Genuine Parts Co...........................................  5,439      184,586

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS (CONT'D):
Georgia-Pacific (Timber Group).............................  2,763 $    167,852
Giant Food, Inc. ..........................................  1,812       61,041
Gillette Co. .............................................. 16,907    1,698,096
Golden West Financial Corp. ...............................  1,713      167,552
Goodrich (B.F.) Co. .......................................  1,632       67,626
Goodyear Tire & Rubber Co. ................................  4,711      299,737
GPU Inc. ..................................................  3,647      153,629
Grainger (W.W.), Inc. .....................................  1,502      145,975
Great Atl. & Pac. Tea Co...................................  1,155       34,289
Great Lakes Chemical Corp..................................  1,808       81,134
Green Tree Financial Corp..................................  4,103      107,447
GTE Corp................................................... 28,879    1,508,927
Guidant Corp...............................................  4,476      278,631
Halliburton Co. ...........................................  7,919      411,293
Harcourt General, Inc......................................  2,137      117,000
Harland (John H.) Co. .....................................    935       19,635
Harnischfeger Industries, Inc..............................  1,492       52,686
Harrah's Entertainment, Inc................................  3,049       57,549
Harris Corp. ..............................................  2,406      110,375
Hartford Financial Svs Grp, Inc ...........................  3,563      333,363
Hasbro, Inc. ..............................................  3,835      120,802
HBO & Co. .................................................  5,986      287,328
HealthSouth Corp. ......................................... 11,899      330,197
Heinz (H.J.) Co. .......................................... 11,154      566,762
Helmerich & Payne, Inc.....................................    754       51,177
Hercules, Inc. ............................................  2,920      146,182
Hershey Foods Corp.........................................  4,315      267,260
Hewlett-Packard Co. ....................................... 31,416    1,963,500
Hilton Hotels Corp. .......................................  7,552      224,672
Home Depot, Inc............................................ 22,049    1,298,134
Homestake Mining Co. ......................................  4,432       39,334
Honeywell, Inc. ...........................................  3,851      263,793
Household International, Inc. .............................  3,226      411,516
Houston Industries, Inc....................................  8,616      229,939
Humana, Inc. ..............................................  4,944      102,588
Huntington Bancshares, Inc.................................  5,773      207,828
Ikon Office Solutions......................................  4,012      112,837
Illinois Tool Works, Inc...................................  7,533      452,921
Inco Ltd. .................................................  5,043       85,731
Ingersoll Rand Co..........................................  5,011      202,945
Inland Steel, Inc. ........................................  1,474       25,242
Intel Corp................................................. 49,451    3,473,932
International Paper Co. ...................................  9,134      393,903
Interpublic Group of Cos., Inc. ...........................  3,762      187,394
Intl. Business Machines Corp. ............................. 29,386    3,072,673
Intl. Flavors & Fragrances.................................  3,301      170,001
ITT Corp. .................................................  3,517      291,471
ITT Industries, Inc........................................  3,577      112,228
Jefferson-Pilot Corp. .....................................  2,138      166,496
Johnson & Johnson.......................................... 40,651    2,677,884
Johnson Controls, Inc......................................  2,530      120,807
Jostens, Inc...............................................  1,293       27,283

                                                            SHARES    VALUE
                                                            ------ ------------

Kaufman & Broad Home Corp. ................................  1,173 $     26,319
Kellogg Co................................................. 12,465      618,575
Kerr-McGee Corp. ..........................................  1,440       91,170
KeyCorp....................................................  6,561      464,600
Kimberly Clark Corp........................................ 16,546      815,924
King World Productions, Inc. ..............................  1,110       64,102
KLA Tencor Corporation.....................................  2,528       97,644
Kmart Corp................................................. 14,705      170,026
Knight-Ridder, Inc.........................................  2,552      132,704
Kroger Corp. ..............................................  7,683      283,790
Laidlaw, Inc. .............................................  9,927      135,255
Lilly (Eli) & Co........................................... 33,531    2,334,595
Limited (The), Inc. .......................................  8,201      209,125
Lincoln National Corp. ....................................  3,079      240,546
Liz Claiborne, Inc. .......................................  2,020       84,461
Lockheed Martin Corp. .....................................  5,860      577,210
Loews Corp. ...............................................  3,473      368,572
Longs Drug Stores, Inc.....................................  1,184       38,036
Louisiana-Pacific Corp. ...................................  3,301       62,719
Lowe's Companies, Inc......................................  5,251      250,407
LSI Logic Corp. ...........................................  4,287       84,668
Lucent Technologies, Inc. ................................. 19,381    1,548,057
Mallinckrodt, Inc. ........................................  2,216       84,208
Manor Care, Inc............................................  1,922       67,270
Marriott International, Inc................................  3,843      266,127
Marsh & McLennan Cos., Inc. ...............................  5,089      379,448
Masco Corp. ...............................................  4,982      253,459
Mattel, Inc................................................  8,772      326,757
May Department Stores Co. .................................  7,024      370,077
Maytag Corp. ..............................................  2,871      107,124
MBIA Inc...................................................  2,696      180,126
MBNA Corp. ................................................ 15,137      413,429
McDermott International Inc. ..............................  1,677       61,420
McDonald's Corp. .......................................... 20,780      992,245
McGraw-Hill Cos., Inc. ....................................  2,987      221,038
MCI Communications Corp. .................................. 21,053      901,331
Mead Corp. ................................................  3,118       87,304
Medtronic, Inc. ........................................... 14,124      738,861
Mellon Bank Corp...........................................  7,695      466,509
Mercantile Stores, Inc. ...................................  1,110       67,571
Merck & Co., Inc........................................... 36,220    3,848,375
Meredith Corp. ............................................  1,617       57,706
Merrill Lynch & Co., Inc. ................................. 10,008      729,958
MGIC Investment Corp. .....................................  3,447      229,225
Micron Technology, Inc. ...................................  6,363      165,438
Microsoft Corp............................................. 36,475    4,714,393
Millipore Corp. ...........................................  1,315       44,627
Minnesota Mining & Mfg. Co. ............................... 12,353    1,013,718
Mirage Resorts, Inc........................................  5,401      122,872
Mobil Corp................................................. 23,736    1,713,442
Monsanto Co. .............................................. 17,924      752,808
Moore Corp., Ltd. .........................................  2,680       40,535
Morgan (J.P.) & Co., Inc. .................................  5,370      606,138
Morgan St Dean Witter Discover ............................ 17,907    1,058,751

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS (CONT'D):
Morton International, Inc..................................  4,021 $    138,221
Motorola, Inc.............................................. 17,980    1,025,983
NACCO Industries, Inc. Cl A................................    246       26,368
Nalco Chemical Co..........................................  2,018       79,837
National City Corp.........................................  6,500      427,375
National Semiconductor Corp. ..............................  4,877      126,497
National Service Industries................................  1,362       67,504
NationsBank Corp........................................... 21,503    1,307,651
Navistar International Corp. ..............................  2,205       54,711
New York Times Co. Cl A....................................  2,896      191,498
Newell Co..................................................  4,805      204,212
Newmont Mining Corp........................................  4,720      138,650
NextLevel Systems, Inc.....................................  4,449       79,525
Niagara Mohawk Power Corp. ................................  4,362       45,801
Nicor, Inc.................................................  1,467       61,889
Nike, Inc. Cl B............................................  8,720      342,260
Nordstrom, Inc.............................................  2,332      140,794
Norfolk Southern Corp...................................... 11,385      350,800
Northern States Power Co. .................................  2,229      129,839
Northern Telecom, Ltd......................................  7,918      704,702
Northrop Grumman Corp......................................  2,014      231,610
Norwest Corp............................................... 22,831      881,847
Novell, Inc................................................ 10,543       79,072
Nucor Corp.................................................  2,654      128,221
Occidental Petroleum Corp. ................................ 10,240      300,160
Omnicom Group, Inc. .......................................  4,894      207,383
Oneok, Inc. ...............................................    937       37,831
Oracle Corp. .............................................. 29,594      660,316
Oryx Energy Co. ...........................................  3,184       81,192
Owens Corning..............................................  1,611       54,975
Owens Illinois.............................................  4,238      160,779
Paccar, Inc. ..............................................  2,350      123,375
Pacific Enterprises........................................  2,516       94,664
PacifiCorp.................................................  8,945      244,310
Pall Corp. ................................................  3,843       79,502
Parametric Technology Co...................................  3,847      182,251
Parker Hannifin Corp. .....................................  3,373      154,736
Peco Energy Co.............................................  6,721      162,984
Penney (J.C.) Co., Inc.....................................  7,517      453,369
Pennzoil Co. ..............................................  1,559      104,160
Peoples Energy Corp........................................  1,059       41,698
Pep Boys-Manny, Moe & Jack.................................  1,909       45,577
Pepsico, Inc. ............................................. 45,857    1,670,914
Perkin-Elmer Corp. ........................................  1,323       94,015
Pfizer, Inc................................................ 39,040    2,910,920
PG & E Corp................................................ 13,242      403,053
Pharmacia & Upjohn, Inc.................................... 15,334      561,607
Phelps Dodge Corp..........................................  1,867      113,546
Phillip Morris Cos., Inc. ................................. 73,180    3,315,968
Phillips Petroleum Co......................................  7,957      386,909
Pioneer Hi-Bred Intl., Inc.................................  1,988      213,213
Pitney Bowes, Inc..........................................  4,358      391,947

                                                            SHARES    VALUE
                                                            ------ ------------

Placer Dome, Inc...........................................  7,234 $     91,781
PNC Bank Corp..............................................  9,272      529,083
Polaroid Corp..............................................  1,376       66,994
Potlatch Corp. ............................................    873       37,539
PP&L Resources, Inc........................................  4,987      119,376
PPG Industries, Inc. ......................................  5,415      309,331
Praxair, Inc...............................................  4,772      214,740
Proctor & Gamble Co. ...................................... 40,625    3,242,382
Progressive Corp. of Ohio..................................  2,177      260,967
Providian Financial Corp. .................................  2,832      127,971
Public Svc. Enterprise Group...............................  7,006      222,002
Pulte Corp.................................................    639       26,718
Quaker Oats Co. ...........................................  4,149      218,859
Ralston Purina Co. ........................................  3,218      299,072
Raychem Corp. .............................................  2,433      104,771
Raytheon Co................................................ 10,238      517,019
Raytheon Co................................................  1,404       69,336
Reebok International Ltd...................................  1,699       48,952
Republic New York Corp.....................................  1,656      189,094
Reynold's Metals Co........................................  2,227      133,620
Rite-Aid Corp..............................................  3,713      217,906
Rockwell Intl., Corp. .....................................  6,307      329,540
Rohm & Haas Co.............................................  1,860      178,095
Rowan Cos., Inc............................................  2,613       79,696
Royal Dutch Petro Co.--NY Shr.............................. 64,763    3,509,345
Rubbermaid, Inc............................................  4,528      113,200
Russell Corp...............................................  1,101       29,245
Ryder System, Inc. ........................................  2,348       76,897
Safeco Corp. ..............................................  4,266      207,967
Safety-Kleen Corp..........................................  1,760       48,290
Sara Lee Corp. ............................................ 14,507      816,925
SBC Communications, Inc. .................................. 27,706    2,029,464
Schering-Plough Corp....................................... 22,128    1,374,702
Schlumberger, Ltd.......................................... 14,952    1,203,636
Scientific-Atlanta, Inc. ..................................  2,342       39,228
Seagate Technology, Inc....................................  7,386      142,180
Seagram, Ltd. ............................................. 10,774      348,134
Sears Roebuck & Co......................................... 11,828      535,217
Service Corp. International................................  7,598      280,651
Shared Medical Systems Corp. ..............................    754       49,764
Sherwin-Williams Co. ......................................  5,214      144,688
Sigma-Aldrich Corp.........................................  3,028      120,363
Silicon Graphics, Inc......................................  5,659       70,383
Snap-On, Inc. .............................................  1,848       80,619
Sonat, Inc. ...............................................  2,590      118,492
Southern Co. .............................................. 20,860      539,752
Southwest Airlines Co......................................  6,615      162,894
Springs Industries, Inc. Cl A..............................    609       31,668
Sprint Corp................................................ 13,000      762,125
St. Jude Medical, Inc......................................  2,773       84,576
St. Paul Companies (The)...................................  2,533      207,864
Stanley Works..............................................  2,688      126,840
State Street Corp..........................................  4,850      282,209
Stone Container Corp. .....................................  3,000       31,312

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS (CONT'D):
Sun America, Inc...........................................  5,891 $    251,840
Sun Co., Inc...............................................  2,192       92,201
Sun Microsystems, Inc...................................... 11,324      451,544
Suntrust Banks, Inc. ......................................  6,374      454,944
Supervalu, Inc. ...........................................  1,830       76,631
Synovus Financial Corp. ...................................  5,283      173,018
Sysco Corp.................................................  5,170      235,558
Tandy Corp.................................................  3,200      123,400
Tektronix, Inc.............................................  1,513       60,047
Tele-Communications Inc--Cl A.............................. 15,294      427,276
Tellabs, Inc...............................................  5,467      289,067
Temple-Inland, Inc. .......................................  1,720       89,977
Tenet Healthcare Corp. ....................................  9,146      302,961
Tenneco, Inc...............................................  5,142      203,109
Texaco, Inc................................................ 16,566      900,776
Texas Instruments, Inc. ................................... 11,796      530,820
Texas Utilities Co. .......................................  7,450      309,640
Textron, Inc. .............................................  4,983      311,437
Thermo Electron Corp.......................................  4,537      201,896
Thomas & Betts Corp........................................  1,660       78,435
Time Warner, Inc........................................... 16,908    1,048,296
Times Mirror Co. Cl A......................................  2,893      177,919
Timken Co..................................................  1,901       65,346
TJX Cos., Inc..............................................  4,931      169,503
Torchmark Corp.............................................  4,180      175,821
Toys R Us, Inc.............................................  8,616      270,865
Transamerica Corp..........................................  1,911      203,521
Travelers Group, Inc....................................... 34,661    1,867,361
Tribune Co.................................................  3,707      230,760
Tricon Global Restaurants..................................  4,623      134,355
TRW, Inc...................................................  3,722      198,661
Tupperware Corp............................................  1,850       51,568
Tyco International Ltd..................................... 16,094      725,235
U.S Bancorp................................................  7,391      827,330
U.S. Surgical Corp.........................................  2,216       64,956
U.S. West Communications Group............................. 14,604      659,005
U.S. West Communications Group............................. 18,315      528,845
Unicom Corp................................................  6,532      200,859
Unilever N.V............................................... 19,335    1,207,229
Union Camp Corp............................................  2,094      112,421

                                                            SHARES    VALUE
                                                            ------ ------------

Union Carbide Corp.........................................  3,752 $    161,101
Union Electric Co..........................................  3,084      133,383
Union Pacific Corp.........................................  7,462      465,908
Union Pacific Resources Grp................................  7,665      185,876
Unisys Corp................................................  5,281       73,273
United Healthcare Corp.....................................  5,665      281,479
United Technologies Corp...................................  7,042      512,745
Unocal Corp................................................  7,460      289,541
UNUM Corp..................................................  4,214      229,136
US Airways Group Inc.......................................  2,741      171,312
USF&G Corp.................................................  3,350       73,909
UST, Inc...................................................  5,552      205,077
USX-Marathon Group.........................................  8,700      293,625
USX-U.S. Steel Group, Inc..................................  2,589       80,906
V F Corp...................................................  3,693      169,647
Viacom, Inc................................................ 10,658      441,640
W.R. Grace & Co............................................  2,244      180,501
Wachovia Corp..............................................  6,182      501,514
Wal-Mart Stores, Inc....................................... 68,115    2,686,285
Walgreen Co................................................ 14,868      466,483
Warner-Lambert Co..........................................  8,196    1,016,304
Washington Mutual, Inc.....................................  7,778      496,333
Waste Management Inc....................................... 13,695      376,612
Wells Fargo & Co...........................................  2,621      889,665
Wendy's International, Inc.................................  3,978       95,720
Western Atlas, Inc.........................................  1,629      120,546
Westvaco Corp..............................................  3,079       96,796
Weyerhaeuser Co............................................  6,022      295,454
Whirlpool Corp.............................................  2,252      123,860
Whitman Corp...............................................  3,067       79,933
Willamette Industries, Inc.................................  3,355      107,989
Williams Cos., Inc.........................................  9,602      272,456
Winn-Dixie Stores, Inc.....................................  4,496      196,419
Woolworth Corp.............................................  4,075       83,028
WorldCom, Inc.............................................. 27,244      824,131
Worthington Industries, Inc................................  2,921       48,196
Wrigley (Wm.) Jr. Co.......................................  3,510      279,264
Xerox Corp.................................................  9,820      724,838
                                                                   ------------
TOTAL INDEXED ASSETS--
 COMMON STOCKS
 (Cost: $177,912,860) 96.4%.......................................  228,230,697
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           FACE
                                         RATE  MATURITY   AMOUNT      VALUE
                                         ----  -------- ---------- ------------
SHORT-TERM DEBT SECURITIES
U.S. Government (0.9%)
 U.S. Treasury Bill..................... 5.00% 03/05/98 $  100,000 $     99,075
 U.S. Treasury Bill..................... 5.19  05/28/98     50,000       48,923
 U.S. Treasury Bill..................... 5.23  01/22/98  1,000,000      996,927
 U.S. Treasury Bill..................... 5.18  01/22/98  1,000,000      996,953
                                                                   ------------
                                                                      2,141,878
                                                                   ------------
Commercial Paper (2.7%)
 Merrill Lynch.......................... 5.85  01/06/98  1,000,000      999,185
 Disney (Walt) Enterprises Inc.......... 6.00  01/05/98    850,000      849,432
 International Lease Fin Corp........... 6.50  01/02/98  4,427,000    4,426,201
                                                                   ------------
                                                                      6,274,818
                                                                   ------------
TOTAL -- SHORT-TERM DEBT SECURITIES
 (Cost: $8,416,750) 3.6%.........................................     8,416,696
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $186,329,610) 100%.......................................  $236,647,393
                                                                   ============

-------

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1997:

                                                     UNDERLYING FACE UNREALIZED
                                     EXPIRATION DATE AMOUNT AT VALUE   (LOSS)
                                     --------------- --------------- ----------
PURCHASED
33 S&P 500 Stock Index Futures Con-
 tracts.............................   March 1998      $8,077,575     $(1,950)
                                                       ==========     =======

The face value of futures purchased and outstanding as percentage of total investment in securities: 3.4%.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                          FACE
                                       RATE   MATURITY   AMOUNT       VALUE
                                       -----  -------- ----------- ------------

LONG-TERM DEBT SECURITIES:
U.S. Government (0.1%)
 U.S. Treasury Bond...................  6.75% 08/15/26 $   500,000 $    550,470
                                                                   ------------
Agencies/Other Governments (56.0%)
 City of New York..................... 10.00  08/01/05   2,000,000    2,263,600
 City of New York.....................  9.50  06/01/09   5,000,000    5,510,000
 Connecticut Housing Fin. Auth. ......  7.63  05/15/21   2,500,000    2,617,750
 FNMA.................................  0.00  07/13/17  200,000,00   43,812,011
 Federal Home Loan Bank...............  0.00  07/14/17  25,000,000    5,601,500
 Federal Home Loan Bank...............  0.00  07/02/12  90,000,000   29,151,900
 Federal Home Loan Bank...............  0.00  07/07/22  50,000,000    7,617,000
 Federal Home Loan Bank...............  0.00  08/14/07  10,000,000    5,178,100
 Federal Home Loan Bank...............  0.00  08/18/17  50,000,000   10,812,500
 Federal Home Loan Bank...............  0.00  07/07/17  125,000,00   28,027,500
 Federal Home Loan Bank...............  0.00  06/26/17  50,000,000   11,265,500
 Federal Home Loan Mtge. Corp. .......  0.00  08/26/22  250,000,00   36,250,000
 Federal Home Loan Mtge. Corp. .......  7.50  04/01/07     416,726      420,722
 FHLMC................................  8.50  02/15/21   2,096,737    2,150,455
 FHLMC................................  7.00  12/15/14   1,920,000    1,936,185
 FHLMC................................  7.20  06/15/18     500,000      506,090
 FHLMC................................  7.00  08/15/19     500,000      505,000
 FHLMC................................  7.25  02/15/19      81,599       81,420
 FHLMC................................  7.00  09/15/16   3,097,440    3,119,679
 FHLMC................................  8.00  07/15/06     760,231      793,248
 FHLMC................................  7.00  10/15/06   1,311,499    1,321,741
 FHLMC................................  6.75  05/15/18     500,000      502,030
 FHLMC ...............................  7.75  07/15/05     322,292      326,520
 FHLMC ...............................  6.38  11/15/06   1,100,000    1,095,182
 FNMA.................................  7.50  04/25/20     570,453      570,983
 FNMA.................................  7.00  08/25/20     293,108      294,112
 FNMA.................................  8.95  09/25/19     274,298      277,211
 FNMA.................................  7.50  01/25/19     154,743      154,452
 FNMA.................................  9.30  05/25/19     312,032      321,976
 FNMA.................................  8.15  08/25/05     725,395      731,285
 FNMA.................................  7.00  05/25/20     813,164      816,717
 FNMA.................................  7.00  09/25/05   1,000,000    1,006,870
 FNMA.................................  7.95  11/25/19     310,998      312,064
 FHLMC................................  7.50  07/15/20     538,290      547,036
 Pulaski County Arkansas PFB..........  7.50  11/01/07     300,042      323,414
 Republic of Iceland..................  6.13  02/01/04   5,000,000    4,990,650
 Suffolk County, New York.............  5.80  11/01/04   4,000,000    3,911,560
 Suffolk County, New York.............  5.88  11/01/05   4,000,000    3,915,040
 Tennessee Valley Authority...........  7.85  06/15/44  10,000,000   10,718,800
                                                                   ------------
                                                                    229,757,792
                                                                   ------------
Basic Materials (2.6%)
 Fletcher Challenge Ltd. .............  9.00  09/15/99   2,000,000    2,089,100
 Inco Ltd. ...........................  9.60  06/15/22   7,500,000    8,585,025
                                                                   ------------
                                                                     10,674,125
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           FACE
                                        RATE   MATURITY   AMOUNT       VALUE
                                        -----  -------- ----------- ------------

Consumer, Cyclical (7.3%)
 Centex Corp...........................  7.38% 06/01/05 $ 5,000,000 $  5,151,850
 Centex Corp...........................  8.75  03/01/07   2,000,000    2,212,800
 Fruit of the Loom, Inc................  7.38  11/15/23   1,250,000    1,187,675
 Fruit of the Loom, Inc................  7.00  03/15/11   2,500,000    2,397,350
 Fruit of the Loom, Inc................  7.88  10/15/99   1,000,000    1,022,420
 Gannett, Inc..........................  5.85  05/01/00   3,500,000    3,484,810
 Shopko Stores, Inc....................  9.00  11/15/04   5,000,000    5,590,450
 V F Corp..............................  9.25  05/01/22   1,000,000    1,112,430
 Valassis Communication, Inc...........  9.55  12/01/03   5,000,000    5,618,000
 Woolworth Corp........................  7.00  10/15/02   2,000,000    2,039,980
                                                                    ------------
                                                                      29,817,765
                                                                    ------------
Consumer, Non-Cyclical (3.8%)
 Ralston Purina Co. ...................  8.63  02/15/22   7,500,000    8,902,650
 Rhone-Poulenc S A.....................  7.75  01/15/02   3,000,000    3,139,200
 Whitman Corp. ........................  7.63  06/15/15   3,500,000    3,737,895
                                                                    ------------
                                                                      15,779,745
                                                                    ------------
Energy (6.3%)
 Southern Union Co. ...................  7.60  02/01/24  10,000,000   10,435,300
 Tosco Corp............................  8.25  05/15/03   5,000,000    5,391,450
 Williams Cos., Inc....................  6.50  11/15/02  10,000,000   10,044,500
                                                                    ------------
                                                                      25,871,250
                                                                    ------------
Financial (13.6%)
 Bear Stearns Cos., Inc................  6.63  10/01/04   2,000,000    2,006,480
 Berkley (W.R.) Corp...................  8.70  01/01/22   5,000,000    5,814,850
 Citicorp Mortgage Sec. Inc............  6.25  03/25/24     766,280      763,406
 Fairfax Financial Holdings............  8.25  10/01/15   2,500,000    2,753,200
 Progressive Corp. of Ohio............. 10.00  12/15/00   1,500,000    1,647,000
 Prudential Home Mtge. Securities......  7.75  10/25/24     400,000      406,624
 Prudential Home Mtge. Secs Co.........  6.85  10/25/23     344,610      345,040
 Prudential Home Mtge. Secs Co.........  7.00  06/25/23   3,777,567    3,779,909
 Rank Group Financial..................  6.75  11/30/04   5,000,000    5,005,250
 Residential Funding Mtge. Sec I.......  7.25  02/25/26   2,310,632    2,320,560
 Rodamco NV............................  7.75  05/15/15   5,000,000    5,500,200
 Rodamco NV............................  7.30  05/15/05   5,000,000    5,202,750
 Roosevelt Fed Svgs & Ln Assn.......... 10.13  04/15/18   3,000,000    3,030,570
 Ryland Acceptance Corp................  7.95  08/20/19     859,049      865,217
 Sun America, Inc......................  9.95  02/01/12   5,000,000    6,335,750
 Sun America, Inc......................  9.00  01/15/99   4,000,000    4,110,920
 Vesta Insurance Group, Inc............  8.75  07/15/25   5,000,000    5,871,000
                                                                    ------------
                                                                      55,758,726
                                                                    ------------
Industrial (1.4%)
 Clark Equipment Co. ..................  8.35  05/15/23   5,000,000    5,844,550
                                                                    ------------
Utilities (2.8%)
 New Orleans Public Service............  8.00  03/01/06   4,000,000    4,055,320
 Pacific Gas & Electric Co.............  8.75  01/01/01   2,000,000    2,135,500
 Philadelphia Electric Co. ............  7.13  08/15/23   5,000,000    5,087,800
                                                                    ------------
                                                                      11,278,620
                                                                    ------------
 TOTAL LONG-TERM DEBT SECURITIES
  (Cost: $371,334,605) 93.9%......................................   385,333,054
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           FACE
                                         RATE  MATURITY   AMOUNT      VALUE
                                         ----  -------- ---------- ------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (6.1%)
 Archer Daniels Midland Co.............. 6.20% 01/06/98 $6,543,000 $  6,537,364
 Banc One Corp.......................... 6.50  01/02/98  4,910,000    4,909,113
 Consolidated Natural Gas............... 6.20  01/07/98  7,000,000    6,992,763
 Disney (Walt) Enterprises Inc.......... 6.05  01/06/98  4,760,000    4,755,994
 General Electric Capital Corp.......... 5.83  01/09/98  2,000,000    1,997,400
                                                                   ------------
 TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $25,192,634) 6.1%.......................................    25,192,634
                                                                   ------------
 TOTAL INVESTMENTS
  (Cost: $396,527,239) 100.0%....................................  $410,525,688
                                                                   ============

-------
Abbreviations: FHLMC=Federal Home Loan Mortgage Corporation
           FNMA=Federal National Mortgage Association
           PFB=Prison Finance Board

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                              FACE
                                             RATE  MATURITY  AMOUNT     VALUE
                                             ----  -------- -------- -----------

INTERMEDIATE-TERM DEBT:
U.S. Government (0.7%)
 GNMA....................................... 9.50% 12/20/03 $ 93,365 $    97,412
                                                                     -----------
Agencies/Other Governments (80.9%)
 FHLMC...................................... 7.00  08/15/19  500,000     505,000
 FHLMC...................................... 7.75  12/01/02  354,794     360,329
 FHLMC...................................... 8.00  04/01/02  337,379     340,918
 FHLMC...................................... 7.75  08/15/15   99,286      99,565
 FHLMC...................................... 7.25  02/15/19   20,577      20,532
 FHLMC...................................... 7.00  03/15/08  596,207     604,774
 FHLMC...................................... 6.00  12/15/17  400,000     399,000
 FHLMC...................................... 6.00  05/15/22  223,421     220,907
 FHLMC...................................... 7.00  11/15/20  443,000     444,661
 FHLMC...................................... 7.20  06/15/18  500,000     506,090
 FHLMC...................................... 8.00  11/15/05  347,235     350,922
 FHLMC ..................................... 8.75  10/15/20  250,000     253,670
 FHLMC ..................................... 7.25  12/15/05  185,857     187,251
 FHLMC ..................................... 7.95  12/15/20  164,000     168,510
 FNMA....................................... 7.00  01/25/21   98,067      98,158
 FNMA....................................... 8.95  09/25/19  100,060     101,122
 FNMA....................................... 7.50  01/25/19   76,815      76,670
 FNMA....................................... 7.00  12/25/19   84,870      84,736
 FNMA....................................... 7.95  11/25/19   99,109      99,449
 FNMA....................................... 7.50  10/25/19   55,613      55,699
 FNMA....................................... 7.00  01/15/18  238,459     239,276
 FNMA....................................... 7.00  05/25/16   51,867      51,720
 FNMA....................................... 7.75  10/25/18  281,301     283,146
 FNMA....................................... 7.00  08/25/20  203,547     204,245
 FNMA....................................... 0.00  12/01/01  319,168     290,929
 FNMA....................................... 7.00  09/25/05  700,000     704,809
 FNMA....................................... 8.00  12/25/05  303,748     307,544
 FNMA....................................... 7.00  11/25/05  400,000     405,872
 FNMA....................................... 5.00  04/25/20  550,000     534,358
 FNMA....................................... 7.00  01/25/02  500,000     504,215
 FNMA....................................... 8.25  09/25/05  298,936     304,445
 FNMA....................................... 7.25  12/25/05  399,073     401,316
 FNMA....................................... 8.25  10/01/05  194,408     197,450
 FNMA ...................................... 6.70  01/18/19  600,000     605,639
 FNMA ...................................... 5.50  04/25/19  500,000     493,906
 FHLMC...................................... 5.00  07/15/05  331,738     327,796
 FHLMC...................................... 8.00  12/15/18  383,111     386,222
 FHLMC...................................... 7.50  12/15/19  330,000     335,464
 Pulaski County Arkansas PFB................ 7.50  11/01/07  186,693     201,235
                                                                     -----------
                                                                      11,757,550
                                                                     -----------
Financial (11.5%)
 Citicorp Mortgage Securities Inc. ......... 6.25  03/25/24  311,017     309,850
 FBC Mortgage Securities Trust.............. 8.30  08/20/09  146,041     148,732
 GE Capital Mtge. Services, Inc............. 6.00  09/25/08  224,099     222,978
 Norwest Asset Securities Corp.............. 7.25  11/25/26  191,682     192,992
 Prudential Home Mtge. Securities Co........ 6.75  08/25/08  500,000     500,625
 Residential Funding Mtge. Securities....... 7.25  02/25/26  292,897     294,155
                                                                     -----------
                                                                       1,669,332
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                             FACE
                                            RATE  MATURITY  AMOUNT     VALUE
                                            ----  -------- -------- -----------

INTERMEDIATE-TERM DEBT (CONT'D):
Consumer, Cyclical (3.5%)
 Woolworth Corp............................ 7.00% 06/01/00 $500,000 $   506,380
                                                                    -----------
Utilities (0.7%)
 Big Rivers Electric Corp.................. 9.50  02/15/17  100,000     105,260
                                                                    -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
 (Cost $14,078,078) 97.3%.........................................   14,135,934
                                                                    -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (2.7%)
 Disney (Walt) Enterprises Inc............. 6.00% 01/05/98 $400,000     399,733
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $399,733) 2.7%............................................      399,733
                                                                    -----------
TOTAL INVESTMENTS
 (Cost: $14,477,811) 100.0%.......................................  $14,535,667
                                                                    ===========

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
           FNMA = Federal National Mortgage Association
           GNMA = Government National Mortgage Association
           PFB = Prison Finance Board

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                             FACE
                                           RATE  MATURITY   AMOUNT      VALUE
                                           ----  -------- ---------- -----------

INTERMEDIATE-TERM DEBT :
U.S. Government (30.1%)
 U.S. Treasury Note....................... 5.88% 02/15/04 $1,500,000 $ 1,513,125
 U.S. Treasury Note....................... 6.38  09/30/01  2,500,000   2,551,554
 U.S. Treasury Note....................... 6.63  04/30/02    250,000     258,202
                                                                     -----------
                                                                       4,322,881
                                                                     -----------
Agencies/Other Governments (26.3%)
 City of New York......................... 9.50  06/01/09    350,000     385,700
 FHLMC.................................... 8.00  07/15/06    380,116     396,624
 FHLMC ................................... 8.00  04/15/03    447,231     464,561
 FHLMC ................................... 6.38  11/15/06    590,000     587,415
 FNMA..................................... 7.00  04/25/07    600,000     610,122
 FNMA..................................... 7.00  11/25/05    100,000     100,468
 FNMA..................................... 7.00  03/18/18    500,000     508,750
 FNMA .................................... 6.50  11/25/05    420,477     422,709
 FHLMC.................................... 7.50  12/15/19    295,000     299,885
                                                                     -----------
                                                                       3,776,234
                                                                     -----------
Consumer, Cyclical (5.3%)
 Fruit of the Loom, Inc................... 7.88  10/15/99    250,000     255,605
 Woolworth Corp........................... 7.00  10/15/02    500,000     509,995
                                                                     -----------
                                                                         765,600
                                                                     -----------
Financial (18.1%)
 Bear Stearns Cos., Inc................... 9.38  06/01/01    250,000     273,087
 Bear Stearns Cos., Inc................... 6.63  10/01/04    500,000     501,620
 Prudential Home Mtge. Securities......... 7.75  10/25/24    300,000     304,968
 Rank Group Financial..................... 6.75  11/30/04    500,000     500,525
 Salomon Smith Barney Hldgs., Inc. ....... 6.50  10/15/02    500,000     501,530
 Sun America, Inc......................... 9.00  01/15/99    500,000     513,865
                                                                     -----------
                                                                       2,595,595
                                                                     -----------
Industrial (7.2%)
 Airborne Freight Corp.................... 8.88  12/15/02    250,000     274,315
 Comdisco, Inc............................ 7.75  09/01/99    250,000     255,810
 Williams Cos., Inc....................... 6.50  11/15/02    500,000     502,225
                                                                     -----------
                                                                       1,032,350
                                                                     -----------
Utilities (12.0%)
 Baltimore Gas & Electric Co. ............ 6.13  07/01/03    250,000     249,457
 Big Rivers Electric Corp................. 9.50  02/15/17    200,000     210,520
 Commonwealth Edison Co................... 7.50  01/01/01    500,000     503,090
 Connecticut Light & Power Co. ........... 5.50  02/01/99    500,000     492,935
 Public Svc. Electric & Gas Co............ 7.88  11/01/01    250,000     263,647
                                                                     -----------
                                                                       1,719,649
                                                                     -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
 (Cost $14,051,574) 99.0%..........................................   14,212,309
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            FACE
                                          RATE  MATURITY   AMOUNT      VALUE
                                          ----  -------- ---------- -----------

SHORT-TERM DEBT SECURITIES:
Commercial Paper (1.0%)
 Disney (Walt) Enterprises Inc........... 6.10% 01/05/98 $  150,000 $   149,898
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $149,898) 1.0%............................................      149,898
                                                                    -----------
TOTAL INVESTMENTS
 (Cost: $14,201,472) 100.0%.......................................  $14,362,207
                                                                    ===========

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
           FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                             SHARES     VALUE
                                                             ------- -----------
COMMON STOCKS:
Basic Materials (2.0%)
 Aluminum Co. of America....................................  12,200 $   858,575
 Dow Chemical Co. ..........................................  12,200   1,238,300
 Du Pont (E.I.) De Nemours..................................  24,200   1,453,512
 Eastman Chemical Co. ......................................  12,400     738,575
 Hercules, Inc. ............................................  16,700     836,043
 Praxair, Inc. .............................................  18,300     823,500
                                                                     -----------
                                                                       5,948,505
                                                                     -----------
Consumer, Cyclical (8.1%)
 Armstrong World Inds., Inc. ...............................  10,000     747,500
 Centex Corp. ..............................................  12,000     755,250
 Chrysler Corp. ............................................  34,800   1,224,525
 Costco Co.*................................................  25,000   1,115,625
 Dillard Inc. ..............................................  18,500     652,125
 Disney (Walt) Co. .........................................  12,800   1,268,000
 Dow Jones & Co., Inc. .....................................  18,200     977,112
 Federated Department Stores*...............................  23,100     994,743
 Flowers Industries, Inc. ..................................  32,600     670,337
 General Electric Co. ......................................  62,200   4,563,925
 General Motors Corp. ......................................  27,000   1,636,875
 Limited (The), Inc. .......................................  33,200     846,600
 Mattel, Inc. ..............................................  23,500     875,375
 Moore Corp., Ltd. .........................................  45,300     685,162
 Nike, Inc. Cl B............................................  21,100     828,175
 Rite-Aid Corp. ............................................  23,100   1,355,681
 Time Warner, Inc. .........................................  33,400   2,070,800
 Timken Co. ................................................  23,500     807,812
 V F Corp. .................................................  20,000     918,750
 Wal-Mart Stores, Inc. .....................................  46,000   1,814,125
                                                                     -----------
                                                                      24,808,497
                                                                     -----------
Consumer, Non-Cyclical (12.0%)
 Abbott Laboratories........................................  26,600   1,743,962
 American Home Products Corp. ..............................  13,700   1,048,050
 Anheuser Busch Cos., Inc. .................................  35,700   1,570,800
 Bard (C.R.), Inc. .........................................  20,600     645,037
 Bristol-Myers Squibb Co. ..................................  20,900   1,977,662
 Coca-Cola Co. .............................................  50,300   3,351,258
 Heinz (H.J.) Co. ..........................................  33,300   1,692,056
 Hormel Foods Corp. ........................................  37,700   1,234,675
 Intl. Flavors & Fragrances.................................  16,300     839,450
 Johnson & Johnson..........................................  37,700   2,483,487
 JP Foodservice, Inc.*......................................  46,500   1,717,593
 Lilly (Eli) & Co. .........................................  34,800   2,422,950
 Medtronic, Inc. ...........................................  29,600   1,548,450
 Merck & Co., Inc. .........................................  30,500   3,240,625
 Pepsico, Inc. .............................................  67,300   2,452,243
 Pfizer, Inc. ..............................................  39,500   2,945,218
 Proctor & Gamble Co. ......................................  28,800   2,298,600
 Safeway, Inc.*.............................................  22,500   1,423,125
 Sara Lee Corp. ............................................  33,600   1,892,100
                                                                     -----------
                                                                      36,527,341
                                                                     -----------

                                                              SHARES    VALUE
                                                              ------- ----------
Energy (4.7%)
 Baker Hughes, Inc. .........................................  19,300    841,962
 Chevron Corp. ..............................................  22,100  1,701,700
 Enron Corp. ................................................  32,400  1,346,625
 Exxon Corp. ................................................  50,400  3,083,850
 Halliburton Co. ............................................  19,600  1,017,975
 Mobil Corp. ................................................  26,000  1,876,875
 Phillips Petroleum Co. .....................................  20,400    991,950
 Precision Drilling Corp*....................................  22,000    536,250
 Royal Dutch Petro Co.--NY Shr...............................  57,700  3,126,618
                                                                      ----------
                                                                      14,523,805
                                                                      ----------
Financial (9.2%)
 American Express Co. .......................................  25,100  2,240,175
 American General Corp. .....................................  29,000  1,567,812
 American Int'l. Group, Inc. ................................  25,800  2,805,750
 BankAmerica Corp. ..........................................  32,700  2,387,100
 Barnett Banks, Inc. ........................................  25,500  1,832,812
 CCA Prison Realty Trust.....................................  31,000  1,383,375
 Chase Manhattan Corp. ......................................  19,600  2,146,200
 Citicorp....................................................   8,900  1,125,293
 Fannie Mae..................................................  47,800  2,727,588
 First Union Corp. ..........................................  36,800  1,886,000
 Fleet Financial Group, Inc. ................................  24,200  1,813,487
 KeyCorp.....................................................  27,800  1,968,587
 Mack-Cali Realty Corp. .....................................  26,900  1,102,900
 Star Banc Corp. ............................................  31,200  1,790,100
 Unitrin Inc. ...............................................  19,600  1,266,650
                                                                      ----------
                                                                      28,043,829
                                                                      ----------
Industrial (2.6%)
 Burlington Northern Santa Fe................................   9,000    836,437
 Deere & Co. ................................................  21,400  1,247,887
 First Data Corp. ...........................................  40,000  1,170,000
 Foster Wheeler Corp. .......................................  20,600    557,487
 PPG Industries, Inc. .......................................  14,400    822,600
 Silicon Valley Group, Inc.*.................................  45,000  1,018,125
 Stewart & Stevenson Svcs., Inc .............................  48,000  1,224,000
 Union Pacific Corp. ........................................  17,000  1,061,437
                                                                      ----------
                                                                       7,937,973
                                                                      ----------
Technology (8.2%)
 3Com Corp.*.................................................  27,900    974,756
 AlliedSignal, Inc. .........................................  33,800  1,316,087
 Boeing Co. .................................................  29,700  1,453,443
 Cisco Systems, Inc.*........................................  20,700  1,154,025
 Compaq Computer Corp.*......................................  15,500    874,781
 Hewlett-Packard Co. ........................................  22,000  1,375,000
 Intel Corp. ................................................  38,400  2,697,600
 Intl. Business Machines Corp. ..............................  19,200  2,007,600
 Lockheed Martin Corp. ......................................  12,100  1,191,850
 Lucent Technologies, Inc. ..................................  14,000  1,118,250
 Micron Technology, Inc.*....................................  32,000    832,000
 Microsoft Corp.*............................................   7,900  1,021,075
 Oracle Corp.*...............................................  53,000  1,182,562

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            SHARES     VALUE
                                                            ------- ------------
COMMON STOCKS (CONT'D):
 Pall Corp. ...............................................  43,800      906,112
 Qualcomm, Inc.*...........................................  15,500      782,750
 Raytheon Co. .............................................   1,722       85,013
 Scientific-Atlanta, Inc. .................................  58,800      984,900
 Seagate Technology, Inc.*.................................  39,700      764,225
 Unisys Corp.*............................................. 107,500    1,491,562
 United Technologies Corp. ................................  15,800    1,150,437
 Xerox Corp. ..............................................  23,400    1,727,212
                                                                    ------------
                                                                      25,091,240
                                                                    ------------
Utilities (3.6%)
 Ameritech Corp. ..........................................  26,300    2,117,150
 FPL Group, Inc. ..........................................  24,200    1,432,337
 SBC Communications, Inc. .................................  36,000    2,637,000
 Sprint Corp. .............................................  30,900    1,811,512
 U.S. West Communications Group............................  39,900    1,800,487
 WorldCom, Inc.*...........................................  43,100    1,303,775
                                                                    ------------
                                                                      11,102,261
                                                                    ------------
 TOTAL COMMON STOCKS
  (Cost: $153,678,950) 50.4%....................................... $153,983,451
                                                                    ------------

-------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                          FACE
                                      RATE   MATURITY    AMOUNT       VALUE
                                      -----  -------- ------------ ------------
LONG-TERM DEBT SECURITIES:
U.S. Government (0.2%)
 U.S. Treasury Bond..................  6.75%  8/15/26 $    500,000 $    550,470
                                                                   ------------
Agencies/Other Governments (20.7%)
 City of New York.................... 10.00    8/1/05      500,000      565,900
 City of New York....................  9.50    6/1/09    2,000,000    2,204,000
 Connecticut Housing Fin. Auth. .....  7.63   5/15/21    1,000,000    1,047,100
 FNMA................................  0.00   7/13/17  100,000,000   21,906,000
 Federal Home Loan Bank..............  0.00   8/18/17   30,000,000    6,487,500
 Federal Home Loan Bank..............  0.00   7/14/17   25,000,000    5,601,500
 Federal Home Loan Bank..............  0.00    7/2/12   15,000,000    4,858,650
 Federal Home Loan Bank..............  0.00    7/7/17   25,000,000    5,605,500
 FHLMC...............................  7.00   4/15/17    1,186,892    1,195,793
 FHLMC...............................  7.00  10/15/03      471,605      474,401
 FHLMC...............................  6.00   7/15/18      500,000      496,560
 FHLMC...............................  8.00   7/15/06      380,116      396,624
 FNMA................................  6.50   7/25/20      500,000      500,625
 FNMA................................  7.00  11/25/05    1,200,000    1,217,616
 FNMA................................  6.65   1/25/17      500,000      503,435
 FNMA................................  6.80   6/25/05    1,440,842    1,444,444
 Republic of Iceland.................  6.13    2/1/04    2,500,000    2,495,325
 Suffolk County, New York............  5.88   11/1/05      750,000      734,070
 Suffolk County, New York............  5.80   11/1/04      250,000      244,472
 Tennessee Valley Authority..........  7.85   6/15/44    5,000,000    5,359,400
                                                                   ------------
                                                                     63,338,915
                                                                   ------------
Basic Materials (0.9%)
 Inco Ltd. ..........................  9.60   6/15/22    2,500,000    2,861,675
                                                                   ------------
Consumer, Cyclical (3.1%)
 Centex Corp. .......................  7.38    6/1/05    2,000,000    2,060,740
 Fruit of the Loom, Inc. ............  7.38  11/15/23      500,000      475,070
 Fruit of the Loom, Inc. ............  7.00   3/15/11    1,000,000      958,940
 Fruit of the Loom, Inc. ............  7.88  10/15/99      500,000      511,210
 Gannett, Inc. ......................  5.85    5/1/00    1,000,000      995,660
 Shopko Stores, Inc. ................  9.00  11/15/04    1,000,000    1,118,090
 Valassis Communication, Inc. .......  9.55   12/1/03    2,000,000    2,247,200
 Woolworth Corp......................  7.00  10/15/02    1,000,000    1,019,990
                                                                   ------------
                                                                      9,386,900
                                                                   ------------
Consumer, Non-Cyclical (1.7%)
 Ralston Purina Co. .................  8.63   2/15/22    2,500,000    2,967,550
 Rhone-Poulenc S A...................  7.75   1/15/02    1,000,000    1,046,400
 Whitman Corp. ......................  7.63   6/15/15    1,000,000    1,067,970
                                                                   ------------
                                                                      5,081,920
                                                                   ------------
Energy (2.6%)
 Southern Union Co. .................  7.60    2/1/24    5,000,000    5,217,650
 Tosco Corp..........................  8.25   5/15/03    2,500,000    2,695,725
                                                                   ------------
                                                                      7,913,375
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                          FACE
                                      RATE   MATURITY    AMOUNT       VALUE
                                      -----  -------- ------------ ------------
LONG-TERM DEBT SECURITIES (CONT'D):
Financial (5.0%)
 Berkley (W.R.) Corp.................  8.70%   1/1/22 $  1,500,000 $  1,744,455
 Fairfax Financial Holdings..........  8.25   10/1/15      500,000      550,640
 Progressive Corp. of Ohio........... 10.00  12/15/00      500,000      549,000
 Prudential Home Mtge. Secs Co.......  6.75   8/25/08      900,000      901,125
 Residential Funding Mtge. Sec I.....  7.25   2/25/26    1,171,588    1,176,622
 Rodamco NV..........................  7.75   5/15/15    2,000,000    2,200,080
 Rodamco NV..........................  7.30   5/15/05    2,500,000    2,601,377
 Roosevelt Fed Svgs & Ln Assn........ 10.13   4/15/18    1,000,000    1,010,190
 Sun America, Inc....................  9.00   1/15/99    1,000,000    1,027,730
 Sun America, Inc....................  9.95    2/1/12    2,000,000    2,534,300
 Vesta Insurance Group, Inc..........  8.75   7/15/25    1,000,000    1,174,200
                                                                   ------------
                                                                     15,469,719
                                                                   ------------
Industrial (0.9%)
 Clark Equipment Co..................  8.35   5/15/23    1,500,000    1,753,365
 Williams Cos., Inc..................  6.50  11/15/02    1,000,000    1,004,450
                                                                   ------------
                                                                      2,757,815
                                                                   ------------
Utilities (1.7%)
 Central Telephone Co................  9.28  11/27/00    1,000,000    1,081,230
 New Orleans Public Service..........  8.00    3/1/06    1,000,000    1,013,830
 Pacific Gas & Electric Co...........  8.75    1/1/01    1,000,000    1,067,750
 PacifiCorp..........................  8.73   2/12/98    1,000,000    1,002,560
 Philadelphia Electric Co............  7.13   8/15/23    1,000,000    1,017,560
                                                                   ------------
                                                                      5,182,930
                                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES
 (Cost: $108,435,694) 36.8%......................................   112,543,719
                                                                   ------------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.3%)
 U.S. Treasury Bill..................  5.00   2/26/98      500,000      496,056
 U.S. Treasury Bill..................  5.06    1/8/98      500,000      499,500
                                                                   ------------
                                                                        995,556
                                                                   ------------
Commercial Paper (12.5%)
 Consolidated Natural Gas............  6.20    1/7/98    7,000,000    6,992,764
 Disney (Walt) Enterprises Inc.......  5.70    1/6/98    6,865,000    6,859,539
 General Electric Capital Corp.......  5.83    1/9/98      725,000      724,057
 General Electric Capital Corp.......  5.69   1/20/98    6,130,000    6,111,462
 GTE Funding Inc.....................  5.70    2/2/98    4,055,000    4,034,451
 International Lease Fin Corp........  6.50    1/2/98    3,000,000    2,999,458
 Petrofina Delaware Inc..............  5.82   1/12/98    3,195,000    3,189,299
 UBS Finance.........................  5.78    1/5/98    4,295,000    4,292,230
 Xerox Credit Corp...................  5.75    1/7/98    3,070,000    3,067,047
                                                                   ------------
                                                                     38,270,307
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $39,265,863) 12.8%.......................................    39,265,863
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $301,380,507) 100%.......................................  $305,793,033
                                                                   ============

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
           FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                            SHARES     VALUE
                                                            ------- ------------
COMMON STOCKS:
Basic Materials (4.9%)
 Birmingham Steel Corp. ................................... 160,000 $  2,520,000
 Boise Cascade Office Prod.................................  60,000      896,250
 Commonwealth Industries, Inc..............................  75,000    1,087,500
 Intermet Corp.............................................  50,000      875,000
 ISPAT International Plc. Cl A.............................  45,000      973,125
 Lone Star Technologies, Inc...............................  80,000    2,270,000
 LTV Corp.................................................. 220,000    2,145,000
 Nucor Corp................................................  50,000    2,415,625
 Schuff Steel Company......................................  82,500      897,187
                                                                    ------------
                                                                      14,079,687
                                                                    ------------
Consumer, Cyclical (22.0%)
 Alliance Communications Corp.*............................ 100,000    1,275,000
 Baker Hughes, Inc......................................... 115,000    5,016,875
 Barbeques Galore Limited.................................. 115,000      848,125
 Bob Evans Farms, Inc...................................... 149,000    3,296,625
 Brookstone, Inc.*......................................... 103,500    1,293,750
 Budget Group, Inc.*.......................................  55,000    1,900,937
 Fairfield Communities, Inc.*..............................  70,000    3,097,500
 Friedman's, Inc. Cl A..................................... 120,000    1,635,000
 General Motors Corp.......................................  33,000    2,000,625
 Grupo Televisa S.A.-Spons GDR*............................  15,000      580,312
 Haggar Corp...............................................  60,000      945,000
 Hannaford Brothers Co.....................................  14,800      642,875
 Hasbro, Inc...............................................  40,000    1,260,000
 Heilig-Meyers Co. ........................................ 155,000    1,860,000
 Hollinger International, Inc.............................. 200,000    2,800,000
 Home Depot, Inc........................................... 100,000    5,887,500
 Home Health Corp. of America*............................. 120,000    1,245,000
 Nimbus CD International, Inc.* ........................... 135,000    1,451,250
 Pier 1 Imports, Inc....................................... 180,000    4,072,500
 Syms Corp.*...............................................  75,000      890,625
 Synthetic Industries, Inc.*...............................  65,000    1,608,750
 TBC Corp.*................................................ 270,000    2,581,875
 Tele-Communications-TCI Group*............................  79,525    2,221,729
 Tele-Communications TCI Ventures Group....................  45,475    1,287,510
 Todd-AO Corp..............................................  95,000      795,625
 Tower Automotive, Inc.*................................... 120,000    5,047,500
 United Stationers, Inc....................................  50,000    2,406,250
 Viacom, Inc. Cl B*........................................  60,000    2,486,250
 Wackenhut Corp............................................  75,500    1,594,937
 Wolverine World Wide, Inc.................................  58,500    1,323,562
                                                                    ------------
                                                                      63,353,487
                                                                    ------------
Consumer, Non-Cyclical (6.7%)
 Arrow International, Inc..................................  63,500    2,349,500
 AVECOR Cardiovascular, Inc.*.............................. 175,000    1,115,625
 Dominick's Supermarkets, Inc.*............................  25,000      912,500
 I-STAT Corporation*....................................... 180,000    2,846,250
 Liposome Company, Inc.*................................... 166,000      767,750
 Matria Healthcare, Inc.*.................................. 115,000      646,875

                                                            SHARES     VALUE
                                                            ------- ------------
 Medcath, Inc..............................................  40,000 $    605,000
 Molecular Dynamics, Inc.*................................. 236,800    3,848,000
 Mylan Laboratories, Inc...................................  17,600      368,500
 Orthodontic Centers of America*........................... 274,000    4,555,250
 Trigon Healthcare, Inc....................................  45,000    1,175,625
                                                                    ------------
                                                                      19,190,875
                                                                    ------------
Energy (14.5%)
 Abacan Resource Corp.*.................................... 940,000    1,468,750
 Apache Corp...............................................  50,000    1,753,125
 Barrett Resources Corp*...................................  65,000    1,966,250
 Brigham Exploration Company*..............................  90,000    1,316,250
 Chieftan International, Inc.*............................. 105,700    2,246,125
 Enron Oil & Gas Co. ......................................  90,000    1,906,875
 Global Industries Ltd.*...................................  40,000      680,000
 Gulf Canada Resources, Ltd................................ 100,000      700,000
 Marine Drilling Companies, Inc*........................... 107,000    2,220,250
 Nabors Industries, Inc.*.................................. 164,500    5,171,468
 New Jersey Resources Corp.................................  23,700      949,481
 Oceaneering Int'l, Inc.* ................................. 140,000    2,765,000
 Oryx Energy Co.*..........................................  40,000    1,020,000
 Patina Oil & Gas Corp.....................................  80,000      615,000
 Pride International, Inc. ................................ 300,000    7,575,000
 R & B Falcon Corp.........................................  65,000    2,279,063
 Ranger Oil Ltd............................................ 215,000    1,478,125
 Southwest Gas Corp........................................  38,500      719,468
 Unit Corp.*............................................... 200,000    1,925,000
 USX-Marathon Group........................................  55,000    1,856,250
 Vintage Petroleum, Inc....................................  60,000    1,140,000
                                                                    ------------
                                                                      41,751,480
                                                                    ------------
Financial (6.6%)
 Castle & Cooke, Inc.*..................................... 100,000    1,687,500
 Delphi Financial Group, Inc.*.............................  47,420    2,133,900
 Glenborough Realty Trust, Inc............................. 171,000    5,065,875
 Gryphon Holdings, Inc.*...................................  97,500    1,633,125
 Lexington Corporate Properties............................ 181,000    2,794,188
 Summit Bancorp............................................ 110,000    5,857,500
                                                                    ------------
                                                                      19,172,088
                                                                    ------------
Industrial (16.3%)
 AFC Cable Systems, Inc.*.................................. 130,000    3,867,500
 Anixter International, Inc.*..............................  45,000      742,500
 BWAY Corp.*...............................................  97,500    2,230,312
 Celadon Group, Inc.*......................................  37,000      499,500
 Chart Industries, Inc..................................... 159,500    3,638,593
 Cuno, Inc.*...............................................  57,500      876,875
 Dayton Superior Corp.*.................................... 116,500    1,922,250
 Dyersburg Corp............................................  51,000      580,125
 Empresas ICA Sociedad ADS.................................  85,000    1,397,187
 Howmet International Inc.................................. 130,000    1,950,000
 OmniQuip International, Inc.*............................. 125,000    2,492,187
 Powell Industries, Inc.*.................................. 125,000    1,906,250
 Sea Containers, Ltd. Cl A.................................  45,000    1,440,000
 Sealed Air Corp.*.........................................  75,000    4,631,250

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            SHARES     VALUE
                                                            ------- ------------
COMMON STOCKS (CONT'D):
 Silicon Valley Group, Inc.*............................... 186,000 $  4,208,250
 Smithway Motor Xpress Corp. Cl A*                           60,000      780,000
 Stewart & Stevenson Svcs., Inc. .......................... 335,000    8,542,500
 Strategic Distribution, Inc.*............................. 140,000      630,000
 Vallen Corp.*............................................. 122,000    2,531,500
 Zero Corp. ...............................................  70,000    2,073,750
                                                                    ------------
                                                                      46,940,529
                                                                    ------------
Technology (20.5%)
 360 Communications Co.*................................... 180,000    3,633,750
 Adelphia Communications Cl A*.............................  60,000    1,110,000
 Andrew Corp.*............................................. 125,000    3,000,000
 ANTEC Corp. ..............................................  61,000      953,125
 Boston Technology Inc.*................................... 120,000    3,015,000
 Cellstar Corp. ........................................... 170,000    3,378,750
 Comcast Corp. Cl A........................................  30,000      946,875
 Flowserve Corporation.....................................  57,500    1,606,406
 GenCorp, Inc. ............................................  50,000    1,250,000
 Hewlett-Packard Co. ......................................  30,000    1,875,000
 Intuit, Inc.*.............................................  82,500    3,403,125
 Kimball International, Inc. .............................. 180,000    3,318,750
 Lunar Corporation*........................................ 100,000    2,050,000
 Maxxim Medical, Inc.*.....................................  75,000    1,631,250
 Meridian Diagnostics, Inc. ............................... 118,000    1,194,750

                                                            SHARES     VALUE
                                                            ------- ------------
 Molex Inc., Cl A..........................................  31,250 $    898,437
 National Instruments Corp................................. 110,000    3,190,000
 National Techteam, Inc.*.................................. 247,000    2,223,000
 NextLevel Systems, Inc. .................................. 110,000    1,966,250
 Raytheon Co. Cl A ........................................   2,742      135,392
 Scientific-Atlanta, Inc. ................................. 200,000    3,350,000
 Symantec Corp.*........................................... 120,000    2,632,500
 TCA Cable TV, Inc. .......................................   9,000      414,000
 Teltrend, Inc.*........................................... 155,000    2,654,375
 UCAR Int'l., Inc.*........................................  72,500    2,895,468
 Unisys Corp.*............................................. 415,000    5,758,125
 VLSI Technology, Inc.*....................................  30,000      708,750
                                                                    ------------
                                                                      59,193,078
                                                                    ------------
Utilities (3.0%)
 Cincinnati Bell, Inc. ....................................  95,000    2,945,000
 Citizens Utilities Co. Cl B...............................  80,800      777,700
 LCI International, Inc.*..................................  97,500    2,998,133
 Nextel Communications, Inc.*..............................  75,000    1,950,000
                                                                    ------------
                                                                       8,670,833
                                                                    ------------
TOTAL COMMON STOCKS (Cost: $251,320,007) 94.5%.....................  272,352,057
                                                                    ------------

-------
* Non-income producing security.

                                                           FACE
                                         RATE  MATURITY   AMOUNT
                                         ----  -------- ----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (5.5%)
 Ford Motor Credit Co................... 6.09% 01/06/98 $4,695,000    4,691,028
 Consolidated Natural Gas Co............ 6.20  01/07/98  4,938,000    4,932,895
 International Lease Fin Corp........... 6.50  01/02/98  6,254,000    6,252,871
                                                                   ------------
                                                                     15,876,794
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $15,876,794) 5.5%........................................    15,876,794
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $267,196,801) 100.0%.....................................  $288,228,851
                                                                   ============

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
           FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997


                                                              SHARES
                                          EXPIRATION EXERCISE SUBJECT
                                             DATE     PRICE   TO CALL   VALUE
                                          ---------- -------- ------- ---------
OPTIONS WRITTEN:
Andrew Corp..............................  01/17/98   $30.00  14,400  $    (900)
Anixter International, Inc...............  01/17/98    17.50  15,000     (6,562)
Baker Hughes, Inc........................  01/17/98    42.50   7,500    (18,750)
Baker Hughes, Inc........................  01/17/98    45.00   7,500     (8,437)
Budget Group, Inc........................  02/21/98    35.00   5,000     (7,812)
Grupo Televisa S.A.-Spons GDR............  01/17/98    35.00  15,000    (60,939)
Marine Drilling Companies, Inc...........  02/21/98    30.00  10,000     (6,250)
Molecular Dynamics, Inc..................  01/17/98    20.00  10,000     (4,375)
Molex Inc., Cl A.........................  01/17/98    36.00   6,250       (586)
Molex Inc., Cl A.........................  01/17/98    32.00   6,250       (781)
National Techteam, Inc...................  02/21/98    17.50  10,000    (20,000)
Pride International, Inc.................  01/17/98    40.00  10,000       (313)
                                                                      ---------
TOTAL OPTIONS WRITTEN
 (Premiums Received: ($692,518))..................................... $(135,705)
                                                                      =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                          MONEY MARKET ALL AMERICA  EQUITY INDEX       BOND
                              FUND         FUND         FUND           FUND
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Money Market Fund --
   $67,501,370
 All America Fund --
   $418,360,583
 Equity Index Fund --
   $186,329,610
 Bond Fund --
   $396,527,239)
 (Notes 1 and 3)........  $67,501,370  $697,004,495 $236,647,393   $410,525,688
Cash....................          688     1,333,184       16,502          1,128
Interest and dividends
 receivable.............          --        745,450      300,921      3,236,656
Receivable for
 securities sold........          --        447,466          --          15,964
                          -----------  ------------ ------------   ------------
Total Assets............   67,502,058   699,530,595  236,964,816    413,779,436
Payable for securities
 purchased..............          --          2,500        1,950         74,537
Other liabilities.......          --            --           --             --
                          -----------  ------------ ------------   ------------
Net Assets..............  $67,502,058  $699,528,095 $236,962,866   $413,704,899
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   57,364,909   258,068,880  114,031,969    289,863,800
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $1.18         $2.71        $2.08          $1.43
                                =====         =====        =====          =====
                           SHORT-TERM    MID-TERM    COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND           FUND
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Short-Term Bond Fund --
   $14,477,811
 Mid-Term Bond Fund --
   $14,201,472
 Composite Fund --
   $301,380,507
 Aggressive Equity
  Fund -- $267,196,801)
 (Notes 1 and 3)........  $14,535,667  $ 14,362,207 $305,793,033   $288,228,851
Cash....................    1,010,200        54,909       24,628            --
Interest and dividends
 receivable.............       87,997       229,422    1,350,734         60,847
Receivable for
 securities sold........       11,132           --     2,157,241        671,447
                          -----------  ------------ ------------   ------------
Total Assets............   15,644,996    14,646,538  309,325,636    288,961,145
Payable for securities
 purchased..............    1,004,315           --     4,549,169      1,284,682
Call options written, at
 market value
 (Premium received:
 Aggressive Equity
  Fund -- $692,518).....          --            --           --         135,705
Other liabilities.......          --            --           --         159,914
                          -----------  ------------ ------------   ------------
Net Assets..............  $14,640,681  $ 14,646,538 $304,776,467   $287,380,844
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   14,339,355    16,222,865  187,916,189    178,807,178
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $1.02         $0.90        $1.62          $1.61
                                =====         =====        =====          =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                          MONEY MARKET   ALL AMERICA    EQUITY INDEX         BOND
                              FUND           FUND           FUND             FUND
                          ------------  -------------- --------------  -----------------
Investment Income and
 Expenses:
Income:
 Dividends..............  $        --   $    9,889,801 $    2,941,447   $          --
 Interest...............     4,449,211         436,370        572,731       26,603,562
                          ------------  -------------- --------------   --------------
Total income............     4,449,211      10,326,171      3,514,178       26,603,562
                          ------------  -------------- --------------   --------------
Expenses:
 Investment advisory
  fees (Note 2).........       199,652       3,487,086        221,763        1,850,985
                          ------------  -------------- --------------   --------------
Net Investment Income...     4,249,559       6,839,085      3,292,415       24,752,577
                          ------------  -------------- --------------   --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
Net realized gain (loss)
 on investments:
 Net proceeds from sales
  and maturities........   959,830,399   1,311,013,612    899,123,506    1,549,413,495
 Cost of securities sold
  or matured............   959,834,945   1,223,747,797    885,326,704    1,546,969,894
                          ------------  -------------- --------------   --------------
Net realized gain
 (loss).................        (4,546)     87,265,815     13,796,802        2,443,601
Net unrealized
 appreciation
 (depreciation) of
 investments............           --       72,872,084     29,821,618       10,731,058
                          ------------  -------------- --------------   --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........        (4,546)    160,137,899     43,618,420       13,174,659
                          ------------  -------------- --------------   --------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $  4,245,013  $  166,976,984 $   46,910,835   $   37,927,236
                          ============  ============== ==============   ==============
                           SHORT-TERM      MID-TERM      COMPOSITE     AGGRESSIVE EQUITY
                           BOND FUND      BOND FUND         FUND             FUND
                          ------------  -------------- --------------  -----------------
Investment Income and
 Expenses:
Income:
 Dividends..............  $        --   $          --  $    1,888,294   $    1,153,850
 Interest...............       994,452         934,223     10,016,920        1,560,897
                          ------------  -------------- --------------   --------------
Total income............       994,452         934,223     11,905,214        2,714,747
                          ------------  -------------- --------------   --------------
Expenses:
 Investment advisory
  fees (Note 2).........        78,795          73,392      1,464,132        1,955,550
                          ------------  -------------- --------------   --------------
Net Investment Income...       915,657         860,831     10,441,082          759,197
                          ------------  -------------- --------------   --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments
Net realized gain (loss)
 on investments:
 Net proceeds from sales
  and maturities........    89,993,773     124,072,025  1,844,026,921    2,121,883,944
 Cost of securities sold
  or matured............    89,982,741     124,045,532  1,789,820,686    2,093,985,633
                          ------------  -------------- --------------   --------------
Net realized gain
 (loss).................        11,032          26,493     54,206,235       27,898,311
Net unrealized
 appreciation
 (depreciation) of
 investments (Note 1)...         1,505         136,981    (16,888,109)       9,224,730
                          ------------  -------------- --------------   --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........        12,537         163,474     37,318,126       37,123,041
                          ------------  -------------- --------------   --------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $    928,194  $    1,024,305 $   47,759,208   $   37,882,238
                          ============  ============== ==============   ==============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                              MONEY MARKET FUND            ALL AMERICA FUND            EQUITY INDEX FUND
                          --------------------------  ---------------------------  --------------------------
                              1997          1996          1997           1996          1997          1996
                          ------------  ------------  -------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..  $  4,249,559  $  3,150,513  $   6,839,085  $  7,314,135  $  3,292,415  $  1,601,372
 Net realized gain
  (loss) on investments.        (4,546)         (161)    87,265,815    22,009,984    13,796,802     1,803,064
 Unrealized appreciation
  (depreciation) of
  investments...........           --            --      72,872,084    80,788,691    29,821,618    11,911,735
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........     4,245,013     3,150,352    166,976,984   110,112,810    46,910,835    15,316,171
                          ------------  ------------  -------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
 Net proceeds from sale
  of shares.............    31,053,208    61,070,949     51,559,383    67,857,705   103,055,258    60,056,284
 Dividends reinvested...     4,207,000     3,165,422     85,851,292    32,301,582     4,983,072     3,473,499
 Cost of shares
  redeemed..............   (45,576,714)  (59,846,394)  (155,677,621)  (74,455,531)  (14,852,042)  (16,336,002)
 Dividend distributions.    (4,207,000)   (3,165,422)   (85,851,292)  (32,301,582)   (4,983,072)   (3,473,499)
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........   (14,523,506)    1,224,555   (104,118,238)   (6,597,826)   88,203,216    43,720,282
                          ------------  ------------  -------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............   (10,278,493)    4,374,907     62,858,746   103,514,984   135,114,051    59,036,453
Net Assets, Beginning of
 Year...................    77,780,551    73,405,644    636,669,349   533,154,365   101,848,815    42,812,362
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Assets, End of Year.  $ 67,502,058  $ 77,780,551  $ 699,528,095  $636,669,349  $236,962,866  $101,848,815
                          ============  ============  =============  ============  ============  ============
Components of Net
 Assets:
 Paid-in capital........  $ 67,381,318  $ 77,697,824  $ 416,381,083  $434,648,029  $174,534,873  $ 81,348,585
 Accumulated
  undistributed net
  investment income
  (loss)................       130,482        87,923       (175,037)     (244,122)      (14,572)       (8,055)
 Accumulated
  undistributed net
  realized gain (loss)
  on investments........        (9,742)       (5,196)     4,678,137    (3,506,387)   12,124,782        12,120
 Unrealized appreciation
  (depreciation) of
  investments...........           --            --     278,643,912   205,771,829    50,317,783    20,496,165
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Assets, End of Year.  $ 67,502,058  $ 77,780,551  $ 699,528,095  $636,669,349  $236,962,866  $101,848,815
                          ============  ============  =============  ============  ============  ============
                                                              SHORT-TERM                   MID-TERM
                                  BOND FUND                   BOND FUND                    BOND FUND
                          --------------------------  ---------------------------  --------------------------
                              1997          1996          1997           1996          1997          1996
                          ------------  ------------  -------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..  $ 24,752,577  $ 20,579,562  $     915,657  $    617,247  $    860,831  $  1,885,137
 Net realized gain
  (loss) on investments.     2,443,601     4,996,015         11,032           363        26,493      (744,597)
 Unrealized appreciation
  (depreciation) of
  investments...........    10,731,058   (14,451,071)         1,505        16,737       136,981      (776,280)
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    37,927,236    11,124,506        928,194       634,347     1,024,305       364,260
                          ------------  ------------  -------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
 Net proceeds from sale
  of shares.............   129,718,878    63,334,172      4,662,604    14,156,603     7,085,456    33,969,164
 Dividends reinvested...    26,570,467    21,664,408        921,469       606,778       911,528     1,825,609
 Cost of shares
  redeemed..............   (83,214,662)  (56,464,268)    (6,464,199)   (1,789,353)   (6,822,743)  (45,471,861)
 Dividend distributions.   (26,570,467)  (21,664,408)      (921,469)     (606,778)     (911,528)   (1,825,609)
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........    46,504,216     6,869,904     (1,801,595)   12,367,250       262,713   (11,502,697)
                          ------------  ------------  -------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............    84,431,452    17,994,410       (873,401)   13,001,597     1,287,018   (11,138,437)
Net Assets, Beginning of
 Year...................   329,273,447   311,279,037     15,514,082     2,512,485    13,359,520    24,497,957
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Assets, End of Year.  $413,704,899  $329,273,447  $  14,640,681  $ 15,514,082  $ 14,646,538  $ 13,359,520
                          ============  ============  =============  ============  ============  ============
Components of Net
 Assets:
 Paid-in capital........  $403,582,712  $330,508,029  $  14,583,047  $ 15,463,173  $ 15,795,682  $ 14,621,441
 Accumulated
  undistributed net
  investment income
  (loss)................      (816,175)   (1,022,752)          (841)        4,971       (38,409)       12,288
 Accumulated
  undistributed net
  realized gain (loss)
  on investments........    (3,060,087)   (3,479,221)           619       (10,413)   (1,271,470)   (1,297,963)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    13,998,449     3,267,391         57,856        56,351       160,735        23,754
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Assets, End of Year.  $413,704,899  $329,273,447  $  14,640,681  $ 15,514,082  $ 14,646,538  $ 13,359,520
                          ============  ============  =============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                               COMPOSITE FUND          AGGRESSIVE EQUITY FUND
                          --------------------------  --------------------------
                              1997          1996          1997          1996
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
  Net investment income.  $ 10,441,082  $ 10,191,145  $    759,197  $    441,513
  Net realized gain
   (loss) on
   investments..........    54,206,235    19,809,364    27,898,311    17,987,676
  Unrealized
   appreciation
   (depreciation) of
   investments..........   (16,888,109)    1,412,589     9,224,730     4,633,533
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    47,759,208    31,413,098    37,882,238    23,062,722
                          ------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
  Net proceeds from sale
   of shares............    31,298,846    15,736,097   137,350,976    72,571,512
  Dividends reinvested..    67,460,654    35,621,387    28,638,720    19,399,095
  Cost of shares
   redeemed.............   (57,212,696)  (40,509,708)  (24,081,133)  (18,033,044)
  Dividend
   distributions........   (67,460,654)  (35,621,387)  (28,638,720)  (19,399,095)
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........   (25,913,850)  (24,773,611)  113,269,843    54,538,468
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............    21,845,358     6,639,487   151,152,081    77,601,190
Net Assets, Beginning of
 Year...................   282,931,109   276,291,622   136,228,763    58,627,573
                          ------------  ------------  ------------  ------------
Net Assets, End of Year.  $304,776,467  $282,931,109  $287,380,844  $136,228,763
                          ============  ============  ============  ============
Components of Net
 Assets:
  Paid-in capital.......  $304,788,225  $263,241,421  $264,711,710  $122,803,147
  Accumulated
   undistributed net
   investment income
   (loss)...............       635,624       499,542        (3,076)      (16,273)
  Accumulated
   undistributed net
   realized gain (loss)
   on investments.......    (5,059,908)   (2,110,489)    1,083,347     1,077,756
  Unrealized
   appreciation
   (depreciation) of
   investments..........     4,412,526    21,300,635    21,588,863    12,364,133
                          ------------  ------------  ------------  ------------
Net Assets, End of Year.  $304,776,467  $282,931,109  $287,380,844  $136,228,763
                          ============  ============  ============  ============


   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                             FINANCIAL HIGHLIGHTS

  Income from investment operations and distributions per share for a Fund share outstanding throughout each of the ten years ended December 31, 1997, or, since the Fund's inception date if in existence less than ten years and other supplementary data with respect to the Funds are presented below. The financial highlights for the years 1988 through 1991 are presented from the perspective of the Separate Accounts, which are the ultimate holders of the shares of the Investment Company. Effective in 1992 the financial highlights are presented from the perspective of the Funds.

                                                   MONEY MARKET FUND
                          -----------------------------------------------------------------------------
                                                YEARS ENDED DECEMBER 31,
                          -----------------------------------------------------------------------------
                          1997    1996    1995    1994    1993    1992    1991    1990    1989    1988
                          -----  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Year......  $1.19  $ 1.18  $ 1.19  $ 1.17  $ 1.17  $ 1.18  $ 1.23  $ 1.23  $ 1.22  $ 1.25
                          -----  ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..   0.07    0.06    0.07    0.03    0.04    0.04    0.12    0.10    0.12    0.08
 Net Gains or (Losses)
  on Securities realized
  and unrealized........    --      --      --     0.02     --      --    (0.05)    --      --      --
                          -----  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total From Investment
 Operations.............   0.07    0.06    0.07    0.05    0.04    0.04    0.07    0.10    0.12    0.08
                          -----  ------  ------  ------  ------  ------  ------  ------  ------  ------
Less: Dividend
 Distributions From Net
 Investment Income......  (0.08)  (0.05)  (0.08)  (0.03)  (0.04)  (0.05)  (0.12)  (0.10)  (0.11)  (0.11)
                          -----  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total Distributions.....  (0.08)  (0.05)  (0.08)  (0.03)  (0.04)  (0.05)  (0.12)  (0.10)  (0.11)  (0.11)
                          -----  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Year...................  $1.18  $ 1.19  $ 1.18  $ 1.19  $ 1.17  $ 1.17  $ 1.18  $ 1.23  $ 1.23  $ 1.22
                          =====  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return (%)........    5.5     5.3     5.8     4.1     2.9     3.3     4.4     6.8     7.8     5.9
Net Assets, End of Year
 ($ millions)...........     68      78      73      81      38      39      43      89      81       6
Ratio of Expenses to
 Average Net Assets (%).   0.25    0.25    0.25    0.25    0.26    0.40    0.40    0.40    0.40    0.40
Ratio of Net Investment
 Income to Average Net
 Assets (%).............   5.32    5.21    5.66    4.15    2.90    3.33    5.73    7.79    8.90    6.85
Portfolio Turnover
 Rate(a)................    N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A

-------
(a) Portfolio turnover rate excludes all short-term securities.
N/A=Not Applicable

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     ALL AMERICA FUND(B)
                          -----------------------------------------------------------------------------------
                                                   YEARS ENDED DECEMBER 31,
                          -----------------------------------------------------------------------------------
                           1997    1996    1995   1994(C)   1993    1992     1991     1990     1989     1988
                          ------  ------  ------  -------  ------  -------  -------  -------  -------  ------
Net Asset Value,
 Beginning of Year......  $ 2.44  $ 2.13  $ 1.61  $  1.80  $ 1.79  $  1.93  $  1.70  $  1.81  $  1.69  $ 1.82
                          ------  ------  ------  -------  ------  -------  -------  -------  -------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.03    0.03    0.03     0.04    0.04     0.04     0.18     0.08     0.28    0.06
 Net Gains or (Losses)
  on Securities realized
  and unrealized........    0.62    0.41    0.56    (0.01)   0.18     0.03     0.23    (0.11)    0.14    0.10
                          ------  ------  ------  -------  ------  -------  -------  -------  -------  ------
Total From Investment
 Operations.............    0.65    0.44    0.59     0.03    0.22     0.07     0.41    (0.03)    0.42    0.16
                          ------  ------  ------  -------  ------  -------  -------  -------  -------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................   (0.03)  (0.03)  (0.03)   (0.04)  (0.04)   (0.04)   (0.05)   (0.06)   (0.05)  (0.09)
 From Capital Gains.....   (0.35)  (0.10)  (0.04)   (0.18)  (0.17)   (0.17)   (0.13)   (0.02)   (0.25)  (0.20)
                          ------  ------  ------  -------  ------  -------  -------  -------  -------  ------
Total Distributions.....   (0.38)  (0.13)  (0.07)   (0.22)  (0.21)   (0.21)   (0.18)   (0.08)   (0.30)  (0.29)
                          ------  ------  ------  -------  ------  -------  -------  -------  -------  ------
Net Asset Value, End of
 Year...................  $ 2.71  $ 2.44  $ 2.13  $  1.61  $ 1.80  $  1.79  $  1.93  $  1.70  $  1.81  $ 1.69
                          ======  ======  ======  =======  ======  =======  =======  =======  =======  ======
Total Return (%)........    26.8    20.7    36.6      1.3    12.0      3.2     22.6     (3.8)    24.1     8.7
Net Assets, End of Year
 ($ millions)...........     700     637     533      375     424      398      434      377      437      40
Ratio of Expenses to
 Average Net Assets (%).    0.50    0.50    0.50     0.50    0.50     0.50     0.50     0.50     0.50    0.50
Ratio of Net Investment
 Income to Average Net
 Assets (%).............    0.98    1.26    1.57     2.11    1.92     2.02     2.49     3.33     2.54    3.07
Portfolio Turnover Rate
 (%)(a).................   28.64   28.35   33.63   129.80   93.86   129.40   158.35   108.75   117.60   56.94
Average Commission Rate
 Paid ($)(d)............   .0364   .0549     --       --      --       --       --       --       --      --

-------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Prior to May 2, 1994, this Fund was known as the Stock Fund and had a different investment objective.
(c) Reflects the combined data of this Fund and that of its predecessor.
(d) Average commission rate paid per share of stock is calculated for years beginning after 1995.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         BOND FUND
                          ---------------------------------------------------------------------------------
                                                  YEARS ENDED DECEMBER 31,
                          ---------------------------------------------------------------------------------
                           1997    1996    1995    1994    1993     1992     1991    1990     1989    1988
                          ------  ------  ------  ------  -------  -------  ------  -------  ------  ------
Net Asset Value,
 Beginning of Year......  $ 1.38  $ 1.43  $ 1.27  $ 1.41  $  1.41  $  1.41  $ 1.33  $  1.37  $ 1.27  $ 1.40
                          ------  ------  ------  ------  -------  -------  ------  -------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.09    0.09    0.09    0.09     0.09     0.09    0.13     0.09     --     0.09
 Net Gains or (Losses)
  on Securities realized
  and unrealized........    0.06   (0.04)   0.16   (0.14)    0.09     0.03    0.08    (0.02)   0.16   (0.01)
                          ------  ------  ------  ------  -------  -------  ------  -------  ------  ------
Total From Investment
 Operations.............    0.15    0.05    0.25   (0.05)    0.18     0.12    0.21     0.07    0.16    0.08
                          ------  ------  ------  ------  -------  -------  ------  -------  ------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................   (0.09)  (0.09)  (0.09)  (0.09)   (0.09)   (0.09)  (0.11)   (0.11)  (0.06)  (0.21)
 From Capital Gains.....   (0.01)  (0.01)    --      --     (0.09)   (0.03)  (0.02)     --      --      --
                          ------  ------  ------  ------  -------  -------  ------  -------  ------  ------
Total Distributions.....   (0.10)  (0.10)  (0.09)  (0.09)   (0.18)   (0.12)  (0.13)   (0.11)  (0.06)  (0.21)
                          ------  ------  ------  ------  -------  -------  ------  -------  ------  ------
Net Asset Value, End of
 Year...................  $ 1.43  $ 1.38  $ 1.43  $ 1.27  $  1.41  $  1.41  $ 1.41  $  1.33  $ 1.37  $ 1.27
                          ======  ======  ======  ======  =======  =======  ======  =======  ======  ======
Total Return (%)........    10.4     3.5    19.4    (3.2)    13.1      8.6    14.0      3.5    11.1     6.2
Net Assets, End of Year
 ($ millions)...........     414     329     311     249      263      233     187      163     109       5
Ratio of Expenses to
 Average Net Assets (%).    0.50    0.50    0.50    0.50     0.50     0.50    0.50     0.50    0.50    0.50
Ratio of Net Investment
 Income to Average Net
 Assets (%).............    6.69    6.70    6.64    6.32     6.30     6.93    7.59     8.57    8.55    8.25
Portfolio Turnover Rate
 (%)(a).................   57.71   30.14   41.93   51.14   103.16   112.40   95.00   129.02   47.70   75.61

-------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                 SHORT-TERM BOND FUND                       MID-TERM BOND FUND
                          ---------------------------------------  ----------------------------------------
                               YEARS ENDED DECEMBER 31,                  YEARS ENDED DECEMBER 31,
                          ---------------------------------------  ----------------------------------------
                           1997    1996    1995    1994   1993(B)   1997    1996     1995    1994   1993(B)
                          ------  ------  ------  ------  -------  ------  -------  ------  ------  -------
Net Asset Value,
 Beginning of
 Period/Year............  $ 1.03  $ 1.02  $ 1.00  $ 1.02  $  1.00  $ 0.90  $  1.00  $ 0.91  $ 0.99  $  1.00
                          ------  ------  ------  ------  -------  ------  -------  ------  ------  -------
Income From Investment
 Operations:
 Net Investment Income..    0.07    0.04    0.06    0.04     0.02    0.05     0.14    0.06    0.03     0.04
 Net Gains or (Losses)
  on Securities realized
  and unrealized........   (0.01)   0.01    0.02   (0.02)    0.02    0.01    (0.10)   0.09   (0.07)    0.04
                          ------  ------  ------  ------  -------  ------  -------  ------  ------  -------
Total From Investment
 Operations.............    0.06    0.05    0.08    0.02     0.04    0.06     0.04    0.15   (0.04)    0.08
                          ------  ------  ------  ------  -------  ------  -------  ------  ------  -------
Less Dividend
 Distributions:
 From Net Investment
  Income................   (0.07)  (0.04)  (0.06)  (0.04)   (0.02)  (0.06)   (0.14)  (0.06)  (0.04)   (0.04)
 From Capital Gains.....     --      --      --      --       --      --       --      --      --     (0.05)
                          ------  ------  ------  ------  -------  ------  -------  ------  ------  -------
Total Distributions.....   (0.07)  (0.04)  (0.06)  (0.04)   (0.02)  (0.06)   (0.14)  (0.06)  (0.04)   (0.09)
                          ------  ------  ------  ------  -------  ------  -------  ------  ------  -------
Net Asset Value, End of
 Period/Year............  $ 1.02  $ 1.03  $ 1.02  $ 1.00  $  1.02  $ 0.90  $  0.90  $ 1.00  $ 0.91  $  0.99
                          ======  ======  ======  ======  =======  ======  =======  ======  ======  =======
Total Return (%)........     6.0     4.9     7.7     1.4      4.6     7.3      3.9    16.3    (3.7)     7.3
Net Assets, End of
 Period/Year
 ($ millions)...........      15      16       3       2        3      15       13      24      24       19
Ratio of Expenses to
 Average Net Assets (%).    0.50    0.50    0.50    0.48     0.45    0.50     0.50    0.50    0.50     0.45
Ratio of Net Investment
 Income to Average Net
 Assets (%).............    5.81    5.42    4.65    3.51     3.09    5.87     5.80    5.73    4.71     4.13
Portfolio Turnover Rate
 (%)(a).................   74.95    6.68   16.47    0.00   122.37   12.89   144.55   73.72    7.52   162.03

-------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Commenced operations February 5, 1993.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        COMPOSITE FUND
                          ------------------------------------------------------------------------------------
                                                   YEARS ENDED DECEMBER 31,
                          ------------------------------------------------------------------------------------
                           1997     1996    1995    1994     1993     1992     1991     1990     1989    1988
                          -------  ------  ------  -------  -------  -------  -------  -------  ------  ------
Net Asset Value,
 Beginning of Year......  $  1.77  $ 1.81  $ 1.57  $  1.71  $  1.59  $  1.61  $  1.53  $  1.63  $ 1.46  $ 1.60
                          -------  ------  ------  -------  -------  -------  -------  -------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..     0.07    0.07    0.08     0.05     0.05     0.06     0.19     0.14    0.11    0.08
 Net Gains or (Losses)
  on Securities realized
  and unrealized........     0.24    0.14    0.27    (0.10)    0.22     0.03     0.09    (0.09)   0.17    0.05
                          -------  ------  ------  -------  -------  -------  -------  -------  ------  ------
Total From Investment
 Operations.............     0.31    0.21    0.35    (0.05)    0.27     0.09     0.28     0.05    0.28    0.13
                          -------  ------  ------  -------  -------  -------  -------  -------  ------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................    (0.07)  (0.08)  (0.08)   (0.07)   (0.05)   (0.06)   (0.07)   (0.10)  (0.08)  (0.17)
 From Capital Gains.....    (0.39)  (0.17)  (0.03)   (0.02)   (0.10)   (0.05)   (0.13)   (0.05)  (0.03)  (0.10)
                          -------  ------  ------  -------  -------  -------  -------  -------  ------  ------
Total Distributions.....    (0.46)  (0.25)  (0.11)   (0.09)   (0.15)   (0.11)   (0.20)   (0.15)  (0.11)  (0.27)
                          -------  ------  ------  -------  -------  -------  -------  -------  ------  ------
Net Asset Value, End of
 Year...................  $  1.62  $ 1.77  $ 1.81  $  1.57  $  1.71  $  1.59  $  1.61  $  1.53  $ 1.63  $ 1.46
                          =======  ======  ======  =======  =======  =======  =======  =======  ======  ======
Total Return (%)........     17.7    11.9    21.9     (3.0)    16.9      5.9     16.4      1.5    17.2     7.9
Net Assets, End of Year
 ($ millions)...........      305     283     276      233      228      138      111       79      67      51
Ratio of Expenses to
 Average Net Assets (%).     0.50    0.50    0.50     0.50     0.50     0.50     0.50     0.50    0.50    0.50
Ratio of Net Investment
 Income to Average Net
 Assets (%).............     3.57    3.63    4.30     3.88     3.48     4.01     4.75     6.20    5.48    5.94
Portfolio Turnover Rate
 (%)(a).................   104.04   69.79   76.84   113.86   100.76   107.69   134.91   105.06   87.32   50.88
Average Commission Rate
 Paid ($)(b)............    .0471   .0597     --       --       --       --       --       --      --      --

-------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Average commission rate paid per share of stock is calculated for years beginning after 1995.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                   EQUITY INDEX FUND                   AGGRESSIVE EQUITY FUND
                          ---------------------------------------  ---------------------------------
                               YEARS ENDED DECEMBER 31,               YEARS ENDED DECEMBER 31,
                          ---------------------------------------  ---------------------------------
                           1997    1996    1995    1994   1993(B)   1997    1996     1995    1994(C)
                          ------  ------  ------  ------  -------  ------  -------  -------  -------
Net Asset Value,
 Beginning of
 Period/Year............  $ 1.59  $ 1.35  $ 1.02  $ 1.04  $ 1.00   $ 1.47  $  1.35  $  1.05  $ 1.00
                          ------  ------  ------  ------  ------   ------  -------  -------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.03    0.03    0.02    0.03    0.02     0.01     0.01     0.01    0.01
 Net Gains or (Losses)
  on Securities realized
  and unrealized........    0.50    0.27    0.36   (0.01)   0.04     0.31     0.36     0.39    0.05
                          ------  ------  ------  ------  ------   ------  -------  -------  ------
Total From Investment
 Operations.............    0.53    0.30    0.38    0.02    0.06     0.32     0.37     0.40    0.06
                          ------  ------  ------  ------  ------   ------  -------  -------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................   (0.03)  (0.03)  (0.03)  (0.03)  (0.02)   (0.01)   (0.01)   (0.01)  (0.01)
 From Capital Gains.....   (0.01)  (0.03)  (0.02)  (0.01)    --     (0.17)   (0.24)   (0.09)    --
                          ------  ------  ------  ------  ------   ------  -------  -------  ------
Total Distributions.....   (0.04)  (0.06)  (0.05)  (0.04)  (0.02)   (0.18)   (0.25)   (0.10)  (0.01)
                          ------  ------  ------  ------  ------   ------  -------  -------  ------
Net Asset Value, End of
 Period/Year............  $ 2.08  $ 1.59  $ 1.35  $ 1.02  $ 1.04   $ 1.61  $  1.47  $  1.35  $ 1.05
                          ======  ======  ======  ======  ======   ======  =======  =======  ======
Total Return (%)........    33.1    22.7    36.6     1.5     6.2     21.2     27.1     38.2     6.0
Net Assets, End of
 Period/Year ($
 millions)..............     237     102      43      26      27      287      136       59      27
Ratio of Expenses to
 Average Net Assets (%).    0.13    0.13    0.13    0.13    0.11     0.85     0.85     0.85    0.56
Ratio of Net Investment
 Income to Average Net
 Assets (%).............    1.86    2.19    2.50    2.67    2.43     0.33     0.45     0.65    0.70
Portfolio Turnover Rate
 (%)(a).................   14.17    5.85   13.99    6.59    1.44    80.94   103.68   116.52   60.86
Average Commission Rate
 Paid ($)(d)............   .0308   .0388     --      --      --     .0537    .0591      --      --

-------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Commenced operations February 5, 1993.
(c) Commenced operations May 2, 1994.
(d) Average commission rate paid per share of stock is calculated for years beginning after 1995.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently eight Funds: the Money Market Fund, the All America Fund, the Equity Index Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Composite Fund, and the Aggressive Equity Fund. The Investment Company is a successor to Mutual of America Life's Separate Account No. 2 Money Market, All America (formerly Stock) Bond and Composite Funds having exchanged its shares for the respective net assets of these Separate Account No. 2 Funds in 1986.

  The Investment Company shares are sold only to Mutual of America Life and American Life for allocation to their Separate Accounts as a funding medium for variable annuity and variable life insurance contracts issued by these companies. As of December 31, 1997 Mutual of America Life owned 97.7% and American Life 2.3% of the Investment Company's aggregate outstanding shares.

  In January 1989, the net assets of Mutual of America Life's Separate Account No. 1, available only for qualified pension plans, were invested in the All America Fund of the Investment Company. Pursuant to this transaction, approximately 249 million shares of the All America Fund were issued.

  Effective February 5, 1993, the Equity Index Fund, Short-Term Bond Fund and the Mid-Term Bond Fund commenced operations. On May 2, 1994 the Mutual of America Aggressive Equity Fund commenced operations and the Stock Fund was renamed the All America Fund with different investment objectives.

  The following is a summary of the significant accounting policies of the Investment Company:

  Security Valuation -- Investment securities are valued as follows:

    Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or if no sale, at the latest available bid price.

    Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

    Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

    Premiums received by the Investment Company upon writing covered call options are included in the Investment Company's statement of assets and liabilities as an asset and an equivalent liability. The liability is adjusted daily to reflect the market value of the options written based on the mean of the closing bid and asked price. If an option expires, or if the Investment Company enters into a closing purchase transaction, the Investment Company realizes a gain or, if the cost of a closing purchase transaction exceeds the premium originally received, a loss, and the liability related to the option is extinguished. If an option is exercised, the proceeds of the sale of the underlying security are increased by the premium originally received when the option was written.

    A fund may purchase stock index futures contracts for cash management purposes to remain more fully invested in the equity markets while minimizing transaction costs. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, equal to approximately 4% of the contract amount, does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Depending upon whether unrealized gains or losses are incurred, variation margin

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED) payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a fund's exposure to off-balance sheet risk.

    Security Transactions -- Security transactions are recorded on the trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

    Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

    Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES

  The Investment Company has entered into an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee calculated as a daily charge at the annual rate of
 .25% of the value of the net assets of the Money Market Fund, and .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.

  Under Subadvisory Agreements, the Adviser has delegated its investment advisory responsibilities to such subadvisers, is responsible for providing management services to the respective funds and pays the subadvisors for their investment advisory services.

  The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

  Various funds of the Investment Company may place portfolio transactions through a broker affiliated with the Adviser. The aggregate commissions paid to this broker for the year ended December 31, 1997 was $64,092 or 3% of total commissions. In addition, a Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $216,495 or 11.0% of the Investment Company's total commissions.

3. PURCHASES AND SALES

  The cost of investment purchases and proceeds from sales of investments, excluding short-term securities, options and futures for the year ended December 31, 1997 was as follows:

                                          ALL AMERICA  EQUITY INDEX     BOND
                                              FUND         FUND         FUND
                                          ------------ ------------ ------------
Cost of investment purchases............. $195,522,073 $117,324,506 $262,014,591
                                          ============ ============ ============
Proceeds from sales of investments....... $302,071,138 $ 23,510,255 $196,259,574
                                          ============ ============ ============

                               SHORT-TERM   MID-TERM   COMPOSITE    AGGRESSIVE
                                BOND FUND  BOND FUND      FUND     EQUITY FUND
                               ----------- ---------- ------------ ------------
Cost of investment purchases.. $11,448,110 $5,613,799 $262,504,994 $272,927,901
                               =========== ========== ============ ============
Proceeds from sales of
 investments.................. $11,170,015 $1,422,146 $256,062,961 $165,909,796
                               =========== ========== ============ ============

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The cost of short-term security purchases for the Money Market Fund for the year was $945,106,990. Net proceeds from sales and redemptions for the year was $959,830,399.

  At December 31, 1997, net unrealized appreciation (depreciation) of investments, based on cost for Federal income tax purposes, was as follows:

                                MONEY    ALL AMERICA  EQUITY INDEX     BOND
                             MARKET FUND     FUND         FUND         FUND
                             ----------- ------------ ------------ ------------
Aggregate gross unrealized
 appreciation............... $       --  $289,084,728 $ 52,814,835 $ 14,214,454
Aggregate gross unrealized
 depreciation...............         --    10,440,816    2,497,052      216,005
                             ----------- ------------ ------------ ------------
Net unrealized appreciation
 (depreciation)............. $       --  $278,643,912 $ 50,317,783 $ 13,998,449
                             =========== ============ ============ ============
Aggregate cost of
 investments for Federal
 income tax purposes........ $67,501,370 $418,360,583 $186,329,610 $396,527,239
                             =========== ============ ============ ============
                             SHORT-TERM    MID-TERM    COMPOSITE    AGGRESSIVE
                              BOND FUND   BOND FUND       FUND     EQUITY FUND
                             ----------- ------------ ------------ ------------
Aggregate gross unrealized
 appreciation............... $    63,941 $    177,690 $ 13,241,193 $ 36,821,497
Aggregate gross unrealized
 depreciation...............       6,085       16,955    8,828,667   15,232,634
                             ----------- ------------ ------------ ------------
Net unrealized appreciation
 (depreciation)............. $    57,856 $    160,735 $  4,412,526 $ 21,588,863
                             =========== ============ ============ ============
Aggregate cost of
 investments for Federal
 income tax purposes........ $14,477,811 $ 14,201,472 $301,380,507 $267,196,801
                             =========== ============ ============ ============

4. CAPITAL SHARE ACTIVITY

  The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24F-2 under the Investment Company Act of 1940. Shares are currently allocated into the eight series of funds as follows:

   NAME OF FUND                                        AUTHORIZED NO. OF SHARES
   ------------                                        ------------------------
Money Market Fund.....................................        100,000,000
All America Fund......................................        500,000,000
Equity Index Fund.....................................        150,000,000
Bond Fund.............................................        325,000,000
Short-Term Bond Fund..................................         50,000,000
Mid-Term Bond Fund....................................         75,000,000
Composite Fund........................................        200,000,000
Aggressive Equity Fund................................        500,000,000
                                                            -------------
  Sub Total...........................................      1,900,000,000
Shares to be allocated at the discretion of the Board
 of Directors.........................................      1,100,000,000
                                                            -------------
  Total...............................................      3,000,000,000
                                                            =============

  Transactions in shares were as follows:

                                     FOR THE YEAR ENDED DECEMBER 31, 1997
                               --------------------------------------------------
                               MONEY MARKET ALL AMERICA  EQUITY INDEX    BOND
                                   FUND        FUND          FUND        FUND
                               ------------ -----------  ------------ -----------
Shares sold..................   25,436,145  18,307,611    55,500,928   89,348,390
Shares issued to shareholders
 as reinvestment of
 dividends...................    3,575,177  31,672,092     2,398,380   18,616,691
                                ----------  ----------    ----------  -----------
Total........................   29,011,322  49,979,703    57,899,308  107,965,081
Shares redeemed..............   37,008,064  53,217,275     7,724,686   56,494,335
                                ----------  ----------    ----------  -----------
Net increase (decrease)......   (7,996,742) (3,237,572)   50,174,622   51,470,746
                                ==========  ==========    ==========  ===========

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                   FOR THE YEAR ENDED DECEMBER 31, 1997
                          --------------------------------------------------------
                           SHORT-TERM   MID-TERM     COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND           FUND
                          ------------ -----------  ------------ -----------------
Shares sold.............    4,388,108   7,758,608    16,004,173      82,801,715
Shares issued to
 shareholders as
 reinvestment of
 dividends..............      902,033   1,007,176    41,594,212      17,718,305
                           ----------  ----------    ----------     -----------
Total...................    5,290,141   8,765,784    57,598,385     100,520,020
Shares redeemed.........    6,050,019   7,440,628    29,544,518      14,247,788
                           ----------  ----------    ----------     -----------
Net increase (decrease).     (759,878)  1,325,156    28,053,867      86,272,232
                           ==========  ==========    ==========     ===========
                                    FOR THE YEAR ENDED DECEMBER 31,1996
                          --------------------------------------------------------
                          MONEY MARKET ALL AMERICA  EQUITY INDEX       BOND
                              FUND        FUND          FUND           FUND
                          ------------ -----------  ------------ -----------------
Shares sold.............   50,280,297  29,550,325    40,909,613      44,395,084
Shares issued to
 shareholders as
 reinvestment of
 dividends..............    2,659,830  13,283,731     2,182,072      15,684,625
                           ----------  ----------    ----------     -----------
Total...................   52,940,127  42,834,056    43,091,685      60,079,709
Shares redeemed.........   49,911,080  32,314,890    11,049,137      39,572,610
                           ----------  ----------    ----------     -----------
Net increase (decrease).    3,029,047  10,519,166    32,042,548      20,507,099
                           ==========  ==========    ==========     ===========
                                   FOR THE YEAR ENDED DECEMBER 31, 1996
                          --------------------------------------------------------
                           SHORT-TERM   MID-TERM     COMPOSITE      AGGRESSIVE
                           BOND FUND    BOND FUND       FUND        EQUITY FUND
                          ------------ -----------  ------------ -----------------
Shares sold.............   13,761,891  33,684,710     8,501,017      47,625,065
Shares issued to
 shareholders as
 reinvestment of
 dividends..............      590,553   2,035,806    20,004,080      13,092,538
                           ----------  ----------    ----------     -----------
Total...................   14,352,444  35,720,516    28,505,097      60,717,603
Shares redeemed.........    1,718,816  45,316,254    21,578,442      11,562,121
                           ----------  ----------    ----------     -----------
Net increase (decrease).   12,633,628  (9,595,738)    6,926,655      49,155,482
                           ==========  ==========    ==========     ===========

5. DIVIDENDS

  On December 31, 1997 dividend distributions were declared for each of the Funds from net realized gains on investment transactions and net investment income during 1997. Additionally, on September 15, 1997 the remaining required dividends relating to the 1996 Internal Revenue Sec. 855(a) election were declared for each of the funds and paid on September 15, 1997 to shareholders of record on September 15, 1997. Dividends declared on December 31, 1997 were paid on December 31, 1997 to shareholders of record on December 30, 1997. All dividend distributions are immediately reinvested in additional shares of each respective fund.

                              MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                  FUND        FUND         FUND        FUND
                              ------------ ----------- ------------ -----------
Net investment income........  $4,207,000  $ 6,770,000  $3,306,638  $24,546,000
Net realized capital gains...         --    79,081,292   1,676,434    2,024,467
                               ----------  -----------  ----------  -----------
Total dividends..............  $4,207,000  $85,851,292  $4,983,072  $26,570,467
                               ==========  ===========  ==========  ===========
Dividend amounts per share...  $     .078  $      .379  $     .045  $      .098
                               ==========  ===========  ==========  ===========
Increase in number of shares
 per fund....................   3,575,177   31,672,092   2,398,380   18,616,691
                               ==========  ===========  ==========  ===========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                  SHORT-TERM  MID-TERM   COMPOSITE  AGGRESSIVE
                                  BOND FUND  BOND FUND     FUND     EQUITY FUND
                                  ---------- ---------- ----------- -----------
Net investment income............  $921,469  $  911,528 $10,305,000 $ 1,813,232
Net realized capital gains.......       --          --   57,155,654  26,825,488
                                   --------  ---------- ----------- -----------
Total dividends..................  $921,469  $  911,528 $67,460,654 $28,638,720
                                   ========  ========== =========== ===========
Dividend amounts per share.......  $   .069  $     .060 $      .461 $      .178
                                   ========  ========== =========== ===========
Increase in number of shares per
 fund............................   902,033   1,007,176  41,594,212  17,718,305
                                   ========  ========== =========== ===========

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of Mutual of America Investment Corporation:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Investment Corporation (a Maryland Corporation) comprising, respectively, the Money Market, All America (formerly the Stock Fund), Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds as of December 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the six years in the period then ended. These financial statements and the financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmations of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, All America (formerly the Stock Fund), Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds of Mutual of America Investment Corporation as of December 31, 1997, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the six years in the period then ended in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP

New York, New York
February 20, 1998